United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2008

                   Date of reporting period: September 30, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2008 is provided below.

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Australia - 6.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%       Toll Holdings Ltd.                                                  48,708     $     275,911
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Qantas Airways Ltd.                                                 71,345           181,886
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     Coca-Cola Amatil Ltd.                                               47,908           319,871
                                     Foster's Group Ltd.                                                151,945           678,860
                                     Lion Nathan Ltd.                                                    15,978           119,625
                                                                                                                    -------------
                                                                                                                        1,118,356
- ---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                 CSL Ltd.                                                            47,255         1,431,588
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%               Macquarie Group Ltd.                                                21,734           669,221
                                     Perpetual Trustees Australia Ltd.                                    1,777            68,274
                                                                                                                    -------------
                                                                                                                          737,495
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Incitec Pivot Ltd.                                                  94,000           376,618
                                     Orica Ltd.                                                          27,591           465,965
                                                                                                                    -------------
                                                                                                                          842,583
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.5%              Australia & New Zealand Banking Group Ltd.                         151,716         2,343,899
                                     Bendigo and Adelaide Bank Ltd.                                      20,287           193,665
                                     Commonwealth Bank of Australia Ltd.                                104,867         3,695,901
                                     National Australia Bank Ltd.                                       128,782         2,599,140
                                     St. George Bank Ltd.                                                44,378         1,047,439
                                     Westpac Banking Corp.                                              148,403         2,630,385
                                                                                                                    -------------
                                                                                                                       12,510,429
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Brambles Ltd.                                                      110,178           687,475
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Boart Longyear Group                                                92,485            83,422
0.1%                                 Leighton Holdings Ltd.                                              11,839           364,397
                                                                                                                    -------------
                                                                                                                          447,819
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%        Boral Ltd.                                                          46,639           231,582
                                     James Hardie Industries NV                                          31,616           128,826
                                                                                                                    -------------
                                                                                                                          360,408
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%        Amcor Ltd.                                                          67,681           297,622
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Australian Stock Exchange Ltd.                                      13,605           335,377
0.1%                                 Babcock & Brown Ltd.                                                18,009            29,467
                                                                                                                    -------------
                                                                                                                          364,844
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telstra Corp. Ltd.                                                 322,461         1,081,845
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   WorleyParsons Ltd.                                                  11,827           292,534
Services - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%      Metcash Ltd.                                                        58,380           186,881
                                     Wesfarmers Ltd.                                                     63,167         1,466,051
                                     Woolworths Ltd.                                                     96,231         2,119,780
                                                                                                                    -------------
                                                                                                                        3,772,712
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Goodman Fielder Ltd.                                                77,271            87,656
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Cochlear Ltd.                                                        3,403           163,067
Supplies - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Sonic Healthcare Ltd.                                               28,196     $     299,933
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                Aristocrat Leisure Ltd.                                             22,855           119,751
Leisure - 0.1%                       Crown Ltd.                                                          33,445           232,287
                                     Tabcorp Holdings Ltd.                                               40,947           269,009
                                     Tatts Group Ltd.                                                    98,432           189,798
                                                                                                                    -------------
                                                                                                                          810,845
- ---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                   Computershare Ltd.                                                  33,896           256,245
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      CSR Ltd.                                                            92,805           185,954
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                     AMP Ltd.                                                           148,253           842,996
                                     AXA Asia Pacific Holdings Ltd.                                      60,500           248,940
                                     Insurance Australia Group Ltd.                                     147,253           488,774
                                     QBE Insurance Group Ltd.                                            70,217         1,514,306
                                     Suncorp-Metway Ltd.                                                 75,710           575,458
                                                                                                                    -------------
                                                                                                                        3,670,474
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Fairfax Media Ltd.                                                 105,523           226,100
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%               Alumina Ltd.                                                       100,776           254,090
                                     BHP Billiton Ltd.                                                  265,202         6,860,952
                                     BlueScope Steel Ltd.                                                59,588           351,189
                                     Fortescue Metals Group Ltd. (a)                                     97,997           372,846
                                     Newcrest Mining Ltd.                                                35,848           744,848
                                     OZ Mineral Ltd.                                                    230,335           292,269
                                     OneSteel Ltd.                                                       66,281           245,181
                                     Rio Tinto Ltd.                                                      22,596         1,522,570
                                     Sims Group Ltd.                                                     11,875           287,715
                                                                                                                    -------------
                                                                                                                       10,931,660
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%               AGL Energy Ltd.                                                     34,425           379,660
- ---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%              Harvey Norman Holdings Ltd.                                         44,194           111,315
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                Caltex Australia Ltd.                                               12,081           119,498
Fuels - 0.4%                         Origin Energy Ltd.                                                  69,491           898,838
                                     Paladin Resources Ltd. (a)                                          37,373           115,504
                                     Santos Ltd.                                                         47,139           721,291
                                     Woodside Petroleum Ltd.                                             38,184         1,540,761
                                                                                                                    -------------
                                                                                                                        3,395,892
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        CFS Retail Property Trust                                          125,236           227,231
(REITs) - 0.4%                       DB RREEF Trust                                                     198,135           233,066
                                     General Property Trust                                             174,443           254,994
                                     Goodman Group                                                      122,553           247,303
                                     Macquarie Office Trust                                             106,454            68,015
                                     Mirvac Group                                                        91,272           186,042
                                     Stockland                                                          114,066           512,076
                                     Westfield Group                                                    138,648         1,899,195
                                                                                                                    -------------
                                                                                                                        3,627,922
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Lend Lease Corp., Ltd.                                              27,961           206,248
Development - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   Asciano Group                                                       48,559           126,952
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Billabong International Ltd.                                         8,070     $      90,111
Goods - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Macquarie Airports Group                                            51,082           112,304
0.1%                                 Macquarie Infrastructure Group                                     191,018           362,206
                                     Transurban Group                                                    92,011           421,683
                                                                                                                    -------------
                                                                                                                          896,193
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Australia                                                  49,869,734
- ---------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%
- ---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Wienerberger AG                                                      7,093           192,577
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Erste Bank der Oesterreichischen Sparkassen AG                      15,647           778,977
                                     Raiffeisen International Bank Holding AG                             4,465           322,489
                                                                                                                    -------------
                                                                                                                        1,101,466
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Strabag SE                                                           4,955           220,503
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telekom Austria AG                                                  28,456           500,676
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%            Verbund - Oesterreichische Elektrizitaetswirtschafts AG              5,715           351,711
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Vienna Insurance Group                                               2,331           116,368
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                     Andritz AG                                                           3,293           142,143
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Voestalpine AG                                                       9,497           296,765
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        OMV AG                                                              13,607           573,535
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             IMMOFINANZ Immobilien Anlagen AG                                    40,164           142,083
Development - 0.1%                   Immoeast Immobilien Anlagen AG (a)                                  29,872            75,454
                                     Meinl European Land Ltd. (a)                                        21,504           162,013
                                                                                                                    -------------
                                                                                                                          379,550
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Austria                                                     3,875,294
- ---------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     InBev NV                                                            15,234           906,340
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Solvay SA                                                            4,893           600,613
                                     Umicore SA                                                          10,244           316,355
                                                                                                                    -------------
                                                                                                                          916,968
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%              Dexia NV                                                            42,737           466,833
                                     KBC Bancassurance Holding                                           13,180         1,146,546
                                                                                                                    -------------
                                                                                                                        1,613,379
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Fortis                                                             184,182         1,137,870
0.3%                                 Groupe Bruxelles Lambert SA                                          6,501           561,089
                                     KBC Ancora                                                           3,067           202,107
                                     Nationale A Portefeuille                                             3,872           256,246
                                                                                                                    -------------
                                                                                                                        2,157,312
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Belgacom SA                                                         13,949           525,546
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%      Colruyt SA                                                           1,343           337,096
                                     Delhaize Group                                                       8,278           480,820
                                                                                                                    -------------
                                                                                                                          817,916
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%               UCB SA                                                               8,700           309,102
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Mobistar SA                                                          2,394     $     168,499
Services - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Belgium                                                     7,415,062
- ---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        SeaDrill Ltd.                                                       23,123           479,066
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Pacific Basin Shipping Ltd.                                        110,713            92,047
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Mongolia Energy Co. Ltd. (a)                                       272,432           146,700
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           C C Land Holdings Ltd.                                              74,888            16,360
Goods - 0.0%                         Yue Yuen Industrial Holdings Ltd.                                   33,785            92,289
                                                                                                                    -------------
                                                                                                                          108,649
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Bermuda                                                       826,462
- ---------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Foxconn International Holdings Ltd. (a)                            148,529            66,440
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%              Lifestyle International Holdings Ltd.                               32,013            36,362
- ---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%       Lee & Man Paper Manufacturing Ltd.                                  38,000            20,825
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the Cayman Islands                                            123,627
- ---------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     Carlsberg A/S                                                        5,874           447,854
- ---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Rockwool International A/S                                             388            33,185
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                     Novozymes A/S Class B                                                4,067           362,426
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Danske Bank A/S                                                     37,451           901,727
                                     Jyske Bank (a)                                                       3,300           166,157
                                     Sydbank A/S                                                          4,047           121,397
                                                                                                                    -------------
                                                                                                                        1,189,281
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         FLS Industries A/S Class B                                           4,367           221,748
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%          Vestas Wind Systems A/S (a)                                         15,259         1,331,880
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Danisco A/S                                                          4,513           253,649
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Coloplast A/S Class B                                                1,521           112,875
Supplies - 0.0%                      William Demant Holding (a)                                           1,330            59,819
                                                                                                                    -------------
                                                                                                                          172,694
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                     Topdanmark A/S (a)                                                   1,551           222,258
                                     TrygVesta A/S                                                        2,219           142,677
                                                                                                                    -------------
                                                                                                                          364,935
- ---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                        AP Moller - Maersk A/S                                                 141         1,222,889
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%               Novo-Nordisk A/S Class B                                            37,777         1,958,446
- ---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   Dsv A/S                                                             15,808           251,669
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Denmark                                                     7,810,656
- ---------------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%               Nokian Renkaat Oyj                                                   8,515           204,895
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Nokia Oyj                                                          300,603     $   5,606,665
0.7%
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         YIT Oyj                                                             10,577           110,448
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     OKO Bank                                                             6,121            89,203
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Elisa Corp.                                                         13,141           257,859
Services - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%            Fortum Oyj                                                          36,645         1,229,776
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%      Kesko Oyj Class B                                                    6,235           159,522
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                     Sampo Oyj                                                           35,301           803,160
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     Cargotec Corp. Class B                                               1,911            39,038
                                     Kone Oyj Class B                                                    12,704           345,742
                                     Metso Oyj                                                           10,556           258,900
                                     Wartsila Oyj                                                         7,230           304,588
                                                                                                                    -------------
                                                                                                                          948,268
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Sanoma Oyj                                                           4,060            76,776
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%               Outokumpu Oyj                                                        9,768           155,625
                                     Rautaruukki Oyj                                                      7,096           141,814
                                                                                                                    -------------
                                                                                                                          297,439
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Neste Oil Oyj                                                       10,559           220,210
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%       Stora Enso Oyj Class R                                              48,145           470,429
                                     UPM-Kymmene Oyj                                                     42,954           670,182
                                                                                                                    -------------
                                                                                                                        1,140,611
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%               Orion Oyj                                                            4,698            79,594
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Finland                                                    11,224,426
- ---------------------------------------------------------------------------------------------------------------------------------
France - 10.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%           European Aeronautic Defense and Space Co.                           26,785           457,075
                                     Safran SA                                                           15,605           273,097
                                     Thales SA                                                            7,177           362,184
                                     Zodiac SA                                                            3,520           167,872
                                                                                                                    -------------
                                                                                                                        1,260,228
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Air France-KLM                                                      11,113           254,437
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%               Compagnie Generale des Etablissements Michelin                      11,889           770,077
                                     Valeo SA                                                             6,460           195,490
                                                                                                                    -------------
                                                                                                                          965,567
- ---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                   Peugeot SA                                                          12,576           473,312
                                     Renault SA                                                          14,516           925,093
                                                                                                                    -------------
                                                                                                                        1,398,405
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     Pernod-Ricard SA                                                    13,572         1,195,568
- ---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%             Cie de Saint-Gobain SA                                              22,400         1,158,715
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                     Air Liquide                                                         19,587         2,152,298
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%              BNP Paribas SA                                                      64,342         6,141,910
                                     Credit Agricole SA                                                  69,667         1,341,772
                                     Natixis                                                             80,926           270,997

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Societe Generale SA                                                 36,612     $   3,288,836
                                                                                                                    -------------
                                                                                                                       11,043,515
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Societe BIC SA                                                       1,668            86,657
0.1%                                 Suez Environnement SA (a)                                           22,304           549,177
                                                                                                                    -------------
                                                                                                                          635,834
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Alcatel SA                                                         181,962           701,226
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Bouygues                                                            20,139           912,304
0.3%                                 Eiffage                                                              3,519           188,553
                                     Vinci SA                                                            32,571         1,534,614
                                                                                                                    -------------
                                                                                                                        2,635,471
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%        Imerys SA                                                            2,195           126,113
                                     Lafarge SA                                                          12,107         1,274,721
                                                                                                                    -------------
                                                                                                                        1,400,834
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Eurazeo                                                              2,508           212,015
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        France Telecom SA                                                  144,524         4,053,831
Services - 0.5%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%            Electricite de France SA                                            16,545         1,196,423
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%          Alstom                                                              17,533         1,330,916
                                     Legrand Promesses                                                    9,435           212,793
                                     Schneider Electric SA                                               17,381         1,492,582
                                                                                                                    -------------
                                                                                                                        3,036,291
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Compagnie Generale de Geophysique SA (a)                            10,727           340,358
0.1%                                 Technip SA                                                           8,422           473,241
                                                                                                                    -------------
                                                                                                                          813,599
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%      Carrefour SA                                                        50,199         2,367,223
                                     Casino Guichard Perrachon SA                                         3,591           320,422
                                                                                                                    -------------
                                                                                                                        2,687,645
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                 Groupe Danone                                                       34,414         2,441,044
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Cie Generale d'Optique Essilor International SA                     16,572           827,692
Supplies - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Accor SA                                                            16,134           861,659
0.2%                                 Sodexho Alliance SA                                                  7,849           463,200
                                                                                                                    -------------
                                                                                                                        1,324,859
- ---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                   Atos Origin SA                                                       5,609           246,844
                                     Cap Gemini SA                                                       11,415           539,253
                                                                                                                    -------------
                                                                                                                          786,097
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      Wendel                                                               2,216           176,745
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                     AXA SA                                                             121,667         3,982,682
                                     CNP Assurances                                                       3,055           345,062
                                     Scor SE                                                             12,592           244,848
                                                                                                                    -------------
                                                                                                                        4,572,592
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     Vallourec SA                                                         4,377           944,457
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                         Eutelsat Communications                                              8,923           237,354
                                     JC Decaux SA                                                         5,607           122,782

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Lagardere S.C.A.                                                     9,971     $     449,455
                                     M6-Metropole Television SA                                           2,542            55,886
                                     PagesJaunes Groupe SA                                               10,464           146,021
                                     Publicis Groupe                                                     10,822           340,859
                                     Societe Television Francaise 1                                       9,437           167,183
                                     Vivendi SA                                                          92,172         2,889,650
                                                                                                                    -------------
                                                                                                                        4,409,190
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Eramet                                                                 426           163,200
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%               GDF Suez                                                            86,345         4,492,201
                                     Veolia Environnement SA                                             31,155         1,281,749
                                                                                                                    -------------
                                                                                                                        5,773,950
- ---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              Pinault-Printemps-Redoute                                            6,346           567,825
- ---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%            Neopost SA                                                           2,619           246,960
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Total SA                                                           171,025        10,389,732
1.3%
- ---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%             L'Oreal SA                                                          19,319         1,895,645
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%               Sanofi-Aventis                                                      83,291         5,475,998
- ---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.0%         Bureau Veritas SA                                                    4,034           206,385
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Gecina SA                                                              839            90,429
(REITs) - 0.2%                       ICADE                                                                1,182            95,760
                                     Klepierre                                                            5,901           230,961
                                     Unibail - Rodamco                                                    6,750         1,365,726
                                                                                                                    -------------
                                                                                                                        1,782,876
- ---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     STMicroelectronics NV                                               56,376           571,666
Semiconductor Equipment -
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                      Dassault Systemes SA                                                 5,132           274,984
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Christian Dior SA                                                    4,485           340,152
Goods - 0.4%                         Hermes International                                                 5,692           926,058
                                     LVMH Moet Hennessy Louis Vuitton SA                                 19,336         1,697,574
                                                                                                                    -------------
                                                                                                                        2,963,784
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Aeroports de Paris                                                   2,398           197,995
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in France                                                     82,795,578
- ---------------------------------------------------------------------------------------------------------------------------------
Germany - 8.4%
- ---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%       Deutsche Post AG                                                    69,745         1,455,192
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                      Deutsche Lufthansa AG                                               18,828           368,055
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%               Continental AG (a)                                                  12,383         1,230,926
- ---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.2%                   Bayerische Motoren Werke AG                                         27,309         1,058,515
                                     Bayerische Motoren Werke AG (Preference
                                     Shares)                                                              5,309           162,826
                                     DaimlerChrysler AG                                                  68,534         3,402,906
                                     Porsche Automobil Holding SE (Preference Shares)                     7,218           782,720
                                     Volkswagen AG                                                       11,525         4,516,018
                                                                                                                    -------------
                                                                                                                        9,922,985
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%               Deutsche Bank AG Registered Shares                                  42,870         3,066,785
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%                     BASF SE                                                             75,139     $   3,582,354
                                     K+S AG                                                              12,249           849,296
                                     Linde AG                                                            11,059         1,180,941
                                     Wacker Chemie AG                                                     1,287           183,742
                                                                                                                    -------------
                                                                                                                        5,796,333
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Commerzbank AG                                                      56,690           840,359
                                     Deutsche Postbank AG                                                 6,769           256,408
                                     Hypo Real Estate Holding AG                                         13,286            78,374
                                                                                                                    -------------
                                                                                                                        1,175,141
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Bilfinger Berger AG                                                  3,103           161,623
0.0%                                 Hochtief AG                                                          3,455           164,893
                                                                                                                    -------------
                                                                                                                          326,516
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        HeidelbergCement AG                                                  2,346           247,912
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Deutsche Boerse AG                                                  15,716         1,438,174
0.2%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Deutsche Telekom AG                                                223,694         3,397,284
Services - 0.4%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%            E.ON AG                                                            150,326         7,566,921
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%          Q-Cells AG (a)                                                       4,977           417,336
                                     Solarworld AG                                                        6,748           284,030
                                                                                                                    -------------
                                                                                                                          701,366
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%      Metro AG                                                             9,362           469,468
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Fresenius AG                                                         2,764           202,897
Supplies - 0.1%                      Fresenius AG (Preference Shares)                                     6,253           455,070
                                                                                                                    -------------
                                                                                                                          657,967
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Celesio AG                                                           7,048           307,591
Services - 0.1%                      Fresenius Medical Care AG                                           15,710           813,249
                                                                                                                    -------------
                                                                                                                        1,120,840
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      TUI AG                                                              17,565           290,146
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%            Henkel KGaA                                                         11,896           364,848
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%      Rheinmetall AG                                                       2,960           159,310
                                     Siemens AG                                                          68,689         6,407,088
                                                                                                                    -------------
                                                                                                                        6,566,398
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                     Allianz AG Registered Shares                                        35,771         4,904,130
                                     Hannover Rueckversicherung AG Registered Shares                      4,957           181,417
                                     Muenchener Rueckversicherungs AG Registered Shares                  16,322         2,462,083
                                                                                                                    -------------
                                                                                                                        7,547,630
- ---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -       United Internet AG                                                  11,411           122,699
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     GEA Group AG                                                        12,377           239,565
                                     MAN AG                                                               8,723           587,287
                                                                                                                    -------------
                                                                                                                          826,852
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%               Salzgitter AG                                                        3,391     $     342,916
                                     ThyssenKrupp AG                                                     29,702           891,769
                                                                                                                    -------------
                                                                                                                        1,234,685
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%               RWE AG                                                              35,288         3,364,231
- ---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%              KarstadtQuelle AG (a)                                                5,125            16,811
- ---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%             Beiersdorf AG                                                        7,287           460,584
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%               Bayer AG                                                            60,439         4,426,369
                                     Merck KGaA                                                           5,332           568,620
                                                                                                                    -------------
                                                                                                                        4,994,989
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             IVG Immobilien AG                                                    7,749            74,661
Development - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     Infineon Technologies AG (a)                                        61,658           342,318
Semiconductor Equipment - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                      SAP AG                                                              68,954         3,672,406
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Adidas-Salomon AG                                                   16,799           897,396
Goods - 0.1%                         Puma AG Rudolf Dassler Sport                                           573           155,949
                                                                                                                    -------------
                                                                                                                        1,053,345
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Fraport AG                                                           2,921           173,590
0.0%                                 Hamburger Hafen und Logistik AG                                      2,544           150,893
                                                                                                                    -------------
                                                                                                                          324,483
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Germany                                                    70,198,951
- ---------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                     Coca-Cola Hellenic Bottling Co. SA                                  12,150           265,187
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%               Marfin Investment Group SA                                          53,258           382,060
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%              Alpha Bank AE                                                       30,594           666,065
                                     EFG Eurobank Ergasias SA                                            27,217           496,113
                                     National Bank of Greece SA                                          41,002         1,661,584
                                     Piraeus Bank SA                                                     25,972           540,787
                                                                                                                    -------------
                                                                                                                        3,364,549
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Titan Cement Co. SA                                                  3,439           113,576
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Hellenic Telecommunications Organization SA                         22,295           400,751
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%            Public Power Corp.                                                   8,606           132,766
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      OPAP SA                                                             17,998           552,431
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Hellenic Petroleum SA                                                6,553            69,830
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Greece                                                      5,281,150
- ---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Cathay Pacific Airways Ltd.                                        106,263           181,253
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%              BOC Hong Kong Holdings Ltd.                                        304,900           545,091
                                     Bank of East Asia Ltd.                                             117,139           368,733
                                     CITIC International Financial Holdings Ltd. (a)                    216,000           142,974
                                     Hang Seng Bank Ltd.                                                 63,053         1,191,962
                                     Wing Hang Bank Ltd.                                                 10,500            80,672

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Wing Lung Bank                                                       6,600     $     131,939
                                                                                                                    -------------
                                                                                                                        2,461,371
- ---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                  Li & Fung Ltd.                                                     183,990           450,232
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Hong Kong Exchanges and Clearing Ltd.                               84,348         1,038,866
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        PCCW Ltd.                                                          364,195           151,754
Services - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%            CLP Holdings Ltd.                                                  169,187         1,364,789
                                     Cheung Kong Infrastructure Holdings Ltd.                            28,500           132,629
                                     HongKong Electric Holdings Ltd.                                    117,000           734,873
                                                                                                                    -------------
                                                                                                                        2,232,291
- ---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Kingboard Chemical Holdings Ltd.                                    50,647           172,933
Instruments - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                 The Hong Kong & China Gas Ltd.                                     323,290           737,979
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Shangri-La Asia Ltd.                                                84,990           121,762
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%      Hutchison Whampoa Ltd.                                             176,176         1,353,127
                                     NWS Holdings Ltd.                                                   79,000           141,756
                                                                                                                    -------------
                                                                                                                        1,494,883
- ---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Orient Overseas International Ltd.                                  17,057            43,695
                                     Shun Tak Holdings Ltd.                                              60,000            20,660
                                                                                                                    -------------
                                                                                                                           64,355
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Television Broadcasts Ltd.                                          12,000            50,958
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        The Link REIT                                                      184,414           383,354
(REITs) - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Cheung Kong Holdings Ltd.                                          114,835         1,300,912
Development - 0.7%                   Chinese Estates Holdings Ltd.                                       96,000           118,960
                                     Hang Lung Group Ltd.                                                83,000           262,914
                                     Hang Lung Properties Ltd.                                          167,000           393,124
                                     Henderson Land Development Co., Ltd.                                86,491           385,557
                                     Hopewell Holdings Ltd.                                              56,349           204,640
                                     Hysan Development Co., Ltd.                                         56,791           147,832
                                     Kerry Properties Ltd.                                               55,000           178,258
                                     New World Development Ltd.                                         195,484           217,719
                                     Sino Land Co.                                                      160,421           179,670
                                     Sun Hung Kai Properties Ltd.                                       116,324         1,198,693
                                     Swire Pacific Ltd. Class A                                          68,077           598,406
                                     Wharf Holdings Ltd.                                                112,870           322,462
                                     Wheelock and Co., Ltd.                                              91,000           165,057
                                                                                                                    -------------
                                                                                                                        5,674,204
- ---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   MTR Corp.                                                          115,000           339,565
- ---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     ASM Pacific Technology Ltd.                                         12,504            72,273
Semiconductor Equipment - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              Esprit Holdings Ltd.                                                87,200           540,515
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Hong Kong Aircraft Engineering Company Ltd.                          3,200     $      36,799
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Hutchison Telecommunications International                         158,647           177,169
Services - 0.0%                      Ltd. (a)
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Hong Kong                                                  16,382,516
- ---------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Ryanair Holdings Plc (a)                                            35,968           114,749
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%              Allied Irish Banks Plc                                              72,617           585,919
                                     Anglo Irish Bank Corp. Plc                                          62,641           342,885
                                     Bank of Ireland                                                     82,478           462,634
                                                                                                                    -------------
                                                                                                                        1,391,438
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%        CRH Plc                                                             44,247           938,234
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Kerry Group Plc                                                      9,542           279,540
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Irish Life & Permanent Plc                                          23,239           162,127
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%               Elan Corp. Plc (a)                                                  37,704           399,089
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Ireland                                                     3,285,177
- ---------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%
- ---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%           Finmeccanica SpA                                                    24,557           532,335
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%               Pirelli & C. SpA                                                   204,382           120,591
- ---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                   Fiat SpA                                                            58,552           787,404
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%               Mediobanca SpA                                                      40,577           550,745
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%              Banca Carige SpA                                                    61,682           202,881
                                     Banca Monte dei Paschi di Siena SpA                                204,231           508,296
                                     Banca Popolare di Milano Scrl                                       32,435           275,006
                                     Banco Popolare SpA                                                  52,825           820,605
                                     Intesa Sanpaolo SpA                                                604,838         3,326,347
                                     Intesa Sanpaolo SpA (Non-Convertible Savings Shares)                68,618           327,359
                                     Unicredit SpA                                                      890,135         3,329,155
                                     Unione Di Banche Italiane ScpA                                      50,076         1,096,999
                                                                                                                    -------------
                                                                                                                        9,886,648
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Italcementi SpA                                                      6,190            76,727
                                     Italcementi SpA (Non-Convertible Savings Shares)                    10,722           101,113
                                                                                                                    -------------
                                                                                                                          177,840
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     IFIL-Investments SpA                                                31,121           141,125
0.0%                                 Instituto Finanziario Industriale SpA (Preference Shares) (a)        2,994            33,072
                                                                                                                    -------------
                                                                                                                          174,197
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telecom Italia SpA                                                 793,143         1,180,413
Services - 0.2%                      Telecom Italia SpA (Non-Convertible Savings Shares)                497,057           563,437
                                                                                                                    -------------
                                                                                                                        1,743,850
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%            Enel SpA                                                           342,643         2,860,269
                                     Terna SpA                                                           98,741           363,019
                                                                                                                    -------------
                                                                                                                        3,223,288
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%          Prysmian SpA                                                         8,885     $     174,775
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Saipem SpA                                                          21,839           655,007
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Parmalat SpA                                                       136,122           321,114
- ---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                 Snam Rete Gas SpA                                                   64,373           388,754
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Autogrill SpA                                                        8,807            99,996
0.0%                                 Lottomatica SpA                                                      6,535           171,122
                                                                                                                    -------------
                                                                                                                          271,118
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                     Alleanza Assicurazioni SpA                                          34,823           320,094
                                     Assicurazioni Generali SpA                                          83,255         2,763,819
                                     Fondiaria-Sai SpA                                                    6,498           153,377
                                     Mediolanum SpA                                                      31,013           142,088
                                     Unipol SpA                                                          54,783           117,556
                                     Unipol SpA (Preference Shares)                                      53,172            90,328
                                                                                                                    -------------
                                                                                                                        3,587,262
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Mediaset SpA                                                        63,163           401,098
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%               A2A SpA                                                            103,091           263,052
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Eni SpA                                                            206,437         5,471,818
0.7%
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Bulgari SpA                                                         12,838           114,918
Goods - 0.0%                         Luxottica Group SpA                                                 11,420           262,739
                                                                                                                    -------------
                                                                                                                          377,657
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Autostrade SpA                                                      19,679           405,141
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Italy                                                      29,513,694
- ---------------------------------------------------------------------------------------------------------------------------------
Japan - 21.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%       Yamato Transport Co., Ltd.                                          31,000           347,205
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      All Nippon Airways Co., Ltd.                                        32,000           113,995
                                     Japan Airlines Corp. (a)                                            91,000           187,379
                                                                                                                    -------------
                                                                                                                          301,374
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%               Aisin Seiki Co., Ltd.                                               15,400           377,147
                                     Bridgestone Corp.                                                   48,700           921,965
                                     Denso Corp.                                                         38,900           954,133
                                     NGK Spark Plug Co., Ltd.                                            15,000           146,028
                                     NHK Spring Co., Ltd.                                                 9,000            49,915
                                     NOK Corp.                                                           10,600           118,833
                                     Stanley Electric Co., Ltd.                                          11,100           162,836
                                     Sumitomo Rubber Industries, Ltd.                                    18,700           166,598
                                     Tokai Rika Co., Ltd.                                                 2,000            25,403
                                     Toyoda Gosei Co., Ltd.                                               5,300            90,050
                                     Toyota Boshoku Corp.                                                 3,800            42,009
                                     Toyota Industries Corp.                                             15,400           388,643
                                                                                                                    -------------
                                                                                                                        3,443,560
- ---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.0%                   Daihatsu Motor Co., Ltd.                                            20,000           218,806
                                     Fuji Heavy Industries Ltd.                                          47,000           238,072
                                     Honda Motor Co., Ltd.                                              132,100         4,006,958

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Isuzu Motors Ltd.                                                  100,000     $     277,903
                                     Mazda Motor Corp.                                                   74,000           301,366
                                     Mitsubishi Motors Corp. (a)                                        280,000           471,828
                                     Nissan Motor Co., Ltd.                                             181,000         1,223,883
                                     Suzuki Motor Corp.                                                  27,700           513,258
                                     Toyota Motor Corp.                                                 221,200         9,456,855
                                     Yamaha Motor Co., Ltd.                                              16,200           221,261
                                                                                                                    -------------
                                                                                                                       16,930,190
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                     Asahi Breweries Ltd.                                                30,900           541,570
                                     Coca-Cola West Holdings Co., Ltd.                                    3,300            74,570
                                     Ito En, Ltd.                                                         5,800            75,286
                                     Kirin Holdings Co., Ltd.                                            63,000           827,759
                                     Sapporo Holdings Ltd.                                               23,000           170,796
                                                                                                                    -------------
                                                                                                                        1,689,981
- ---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%             Asahi Glass Co., Ltd.                                               81,100           712,920
                                     Daikin Industries Ltd.                                              21,200           715,035
                                     JS Group Corp.                                                      19,300           242,967
                                     Nippon Sheet Glass Co., Ltd.                                        48,000           248,583
                                     Toto Ltd.                                                           22,000           162,691
                                                                                                                    -------------
                                                                                                                        2,082,196
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%               Daiwa Securities Group, Inc.                                       107,000           779,360
                                     Jafco Co., Ltd.                                                      1,400            52,770
                                     Nomura Holdings, Inc.                                              140,900         1,838,760
                                     SBI Holdings, Inc.                                                   1,486           222,457
                                     Shinko Securities Co., Ltd.                                         40,300           113,789
                                                                                                                    -------------
                                                                                                                        3,007,136
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                     Asahi Kasei Corp.                                                   94,000           395,497
                                     DIC Corp.                                                           30,000            56,818
                                     Daicel Chemical Industries Ltd.                                     11,000            49,484
                                     Denki Kagaku Kogyo Kabushiki Kaisha                                 25,000            65,770
                                     Hitachi Chemical Co., Ltd.                                           8,700           116,748
                                     JSR Corp.                                                           14,500           193,365
                                     Kaneka Corp.                                                        15,000            82,864
                                     Kansai Paint Co., Ltd.                                              14,000            86,836
                                     Kuraray Co., Ltd.                                                   26,500           263,416
                                     Mitsubishi Chemical Holdings Corp.                                 103,000           544,432
                                     Mitsubishi Gas Chemical Co., Inc.                                   31,000           149,923
                                     Mitsubishi Rayon Co., Ltd.                                          47,000           116,398
                                     Mitsui Chemicals, Inc.                                              55,000           242,471
                                     Nippon Sanso Corp.                                                  16,000           126,753
                                     Nissan Chemical Industries Ltd.                                     16,000           146,921
                                     Nitto Denko Corp.                                                   13,010           330,982
                                     Shin-Etsu Chemical Co., Ltd.                                        33,000         1,569,174
                                     Showa Denko KK                                                      93,000           196,097
                                     Sumitomo Chemical Co., Ltd.                                        126,000           556,617
                                     Teijin Ltd.                                                         85,000           255,413
                                     Tokuyama Corp.                                                      20,000           116,044

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Toray Industries, Inc.                                             106,700     $     500,937
                                     Tosoh Corp.                                                         49,000           144,591
                                     Ube Industries Ltd.                                                 81,000           218,402
                                                                                                                    -------------
                                                                                                                        6,525,953
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.4%              The 77 Bank Ltd.                                                    17,000            85,720
                                     Aozora Bank Ltd.                                                    70,000           109,734
                                     The Bank of Kyoto Ltd.                                              23,000           234,744
                                     The Bank of Yokohama Ltd.                                           98,000           485,434
                                     The Chiba Bank Ltd.                                                 60,000           314,586
                                     The Chugoku Bank Ltd.                                               17,000           237,225
                                     Chuo Mitsui Trust Holdings, Inc.                                    78,000           421,100
                                     Fukuoka Financial Group, Inc.                                       67,000           246,560
                                     The Gunma Bank Ltd.                                                 22,000           125,453
                                     The Hachijuni Bank Ltd.                                             25,000           132,622
                                     The Hiroshima Bank Ltd.                                             26,000            96,311
                                     Hokuhoku Financial Group, Inc.                                      80,100           178,750
                                     The Iyo Bank Ltd.                                                   25,000           272,524
                                     The Joyo Bank Ltd.                                                  46,000           209,412
                                     Mitsubishi UFJ Financial Group, Inc.                               822,574         7,173,050
                                     Mizuho Financial Group, Inc.                                           769         3,362,951
                                     The Nishi-Nippon City Bank Ltd.                                     45,000           112,365
                                     Resona Holdings, Inc.                                                  401           540,962
                                     Sapporo Hokuyo Holdings, Inc.                                           15            75,089
                                     Shinsei Bank Ltd.                                                  122,000           375,248
                                     The Shizuoka Bank Ltd.                                              49,000           482,434
                                     Sumitomo Mitsui Financial Group, Inc.                                  533         3,341,731
                                     The Sumitomo Trust & Banking Co., Ltd.                             113,000           752,856
                                     Suruga Bank Ltd.                                                    15,000           174,597
                                     The Yasuda Trust & Banking Co., Ltd.                               145,000           198,950
                                     Yamaguchi Financial Group, Inc.                                     21,000           256,276
                                                                                                                    -------------
                                                                                                                       19,996,684
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Dai Nippon Printing Co., Ltd.                                       47,000           633,955
0.2%                                 Secom Co., Ltd.                                                     16,800           699,849
                                     Toppan Printing Co., Ltd.                                           41,000           319,749
                                                                                                                    -------------
                                                                                                                        1,653,553
- ---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%       Fujitsu Ltd.                                                       149,000           837,674
                                     Mitsumi Electric Co., Ltd.                                           6,700           170,134
                                     NEC Corp.                                                          154,000           658,215
                                     Seiko Epson Corp.                                                   10,300           239,532
                                     Toshiba Corp.                                                      246,000         1,072,870
                                                                                                                    -------------
                                                                                                                        2,978,425
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         JGC Corp.                                                           18,000           288,781
0.2%                                 Kajima Corp.                                                        67,800           204,816
                                     Kinden Corp.                                                         7,000            66,685
                                     Obayashi Corp.                                                      54,000           273,084
                                     Shimizu Corp.                                                       48,000           228,653

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Taisei Corp.                                                        93,000     $     242,708
                                                                                                                    -------------
                                                                                                                        1,304,727
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Taiheiyo Cement Corp.                                               73,000           106,428
- ---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%              Acom Co., Ltd.                                                       5,260           179,767
                                     Aeon Credit Service Co., Ltd.                                        9,400            95,941
                                     Aiful Corp.                                                          6,550            50,680
                                     Credit Saison Co., Ltd.                                             13,200           216,942
                                     ORIX Corp.                                                           7,360           921,531
                                     Promise Co., Ltd.                                                    5,900           114,166
                                     Takefuji Corp.                                                       8,870           115,427
                                                                                                                    -------------
                                                                                                                        1,694,454
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%        Toyo Seikan Kaisha Ltd.                                              9,900           151,971
- ---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                  Canon Marketing Japan Inc.                                           4,700            71,992
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services -      Benesse Corp.                                                        4,900           200,137
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Diamond Lease Co., Ltd.                                              3,720           121,734
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Nippon Telegraph & Telephone Corp.                                     406         1,812,159
Services - 0.2%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%            Chubu Electric Power Co., Inc.                                      53,000         1,248,826
                                     Chugoku Electric Power Co.                                          21,500           440,785
                                     Hokkaido Electric Power Co., Inc.                                   13,200           275,620
                                     Hokuriku Electric Power                                             16,100           387,415
                                     The Kansai Electric Power Co., Inc.                                 61,500         1,368,284
                                     Kyushu Electric Power Co., Inc.                                     30,300           631,591
                                     Shikoku Electric Power Co., Inc.                                    16,400           411,912
                                     Tohoku Electric Power Co., Inc.                                     34,100           732,963
                                     The Tokyo Electric Power Co., Inc.                                  97,400         2,396,471
                                                                                                                    -------------
                                                                                                                        7,893,867
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%          Fuji Electric Holdings Co., Ltd.                                    31,800            76,815
                                     Furukawa Electric Co., Ltd.                                         52,000           229,626
                                     Mitsubishi Electric Corp.                                          155,000         1,045,795
                                     Panasonic Electric Works Ltd.                                       32,873           291,930
                                     Sumitomo Electric Industries Ltd.                                   60,200           655,227
                                     Ushio, Inc.                                                          5,800            95,564
                                                                                                                    -------------
                                                                                                                        2,394,957
- ---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Alps Electric Co., Ltd.                                             17,700           138,555
Instruments - 1.0%                   Citizens Holding Co., Ltd.                                          32,400           224,557
                                     Fuji Photo Film Co., Ltd.                                           39,100         1,008,033
                                     Hirose Electric Co., Ltd.                                            2,000           190,618
                                     Hitachi High-Technologies Corp.                                      4,300            85,269
                                     Hitachi Ltd.                                                       270,000         1,822,763
                                     Hoya Corp.                                                          33,100           656,631
                                     Ibiden Co., Ltd.                                                    10,900           265,351
                                     Keyence Corp.                                                        3,000           598,449
                                     Kyocera Corp.                                                       13,000           986,774

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Mabuchi Motor Co., Ltd.                                              1,400     $      63,660
                                     Murata Manufacturing Co., Ltd.                                      17,200           694,375
                                     Nidec Corp.                                                          8,700           535,213
                                     Nippon Electric Glass Co.                                           27,500           249,108
                                     Omron Corp.                                                         14,500           225,074
                                     Shimadzu Corp.                                                      26,000           210,685
                                     TDK Corp.                                                            9,900           495,849
                                     Yaskawa Electric Corp.                                              16,000            91,108
                                     Yokogawa Electric Corp.                                             12,700            80,637
                                                                                                                    -------------
                                                                                                                        8,622,709
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%      Aeon Co., Ltd.                                                      51,000           521,059
                                     FamilyMart Co., Ltd.                                                 3,400           143,866
                                     Lawson, Inc.                                                         5,600           258,246
                                     Seven & I Holdings Co., Ltd.                                        69,300         1,990,982
                                     UNY Co., Ltd.                                                       16,000           162,818
                                                                                                                    -------------
                                                                                                                        3,076,971
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                 Ajinomoto Co., Inc.                                                 53,000           505,133
                                     Kikkoman Corp.                                                      16,000           216,720
                                     Meiji Dairies Corp.                                                 31,000           165,733
                                     Nippon Meat Packers, Inc.                                           15,000           227,462
                                     Nisshin Seifun Group, Inc.                                          10,500           141,346
                                     Nissin Foods Holdings Co., Ltd.                                      7,500           267,305
                                     Toyo Suisan Kaisha, Ltd.                                             7,000           177,457
                                     Yakult Honsha Co., Ltd.                                              6,200           191,047
                                     Yamazaki Baking Co., Ltd.                                            6,000            72,767
                                                                                                                    -------------
                                                                                                                        1,964,970
- ---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                 Osaka Gas Co., Ltd.                                                158,000           544,042
                                     Toho Gas Co., Ltd.                                                  48,000           264,742
                                     Tokyo Gas Co., Ltd.                                                186,000           776,079
                                                                                                                    -------------
                                                                                                                        1,584,863
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Olympus Corp.                                                       18,000           526,099
Supplies - 0.2%                      Terumo Corp.                                                        13,600           709,436
                                                                                                                    -------------
                                                                                                                        1,235,535
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Alfresa Holdings Corp.                                               1,700            82,295
Services - 0.0%                      Mediceo Paltac Holdings Co., Ltd.                                    8,500           103,988
                                     Suzuken Co., Ltd.                                                    4,200           127,632
                                                                                                                    -------------
                                                                                                                          313,915
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Oriental Land Co., Ltd.                                              3,400           230,498
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%            Casio Computer Co., Ltd.                                            19,000           178,390
                                     HASEKO Corp.                                                        72,000            51,709
                                     Makita Corp.                                                         9,800           200,758
                                     Panasonic Corp.                                                    147,000         2,534,209
                                     Pioneer Corp.                                                       14,100            93,005
                                     Sanyo Electric Co., Ltd. (a)                                       136,000           236,134
                                     Sekisui Chemical Co., Ltd.                                          26,000           154,557
                                     Sekisui House Ltd.                                                  37,000           339,698

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Sharp Corp.                                                         80,000     $     874,164
                                     Sony Corp.                                                          80,100         2,470,093
                                                                                                                    -------------
                                                                                                                        7,132,717
- ---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            Kao Corp.                                                           42,000         1,126,336
                                     Uni-Charm Corp.                                                      3,600           276,347
                                                                                                                    -------------
                                                                                                                        1,402,683
- ---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                   CSK Holdings Corp.                                                   6,200            90,604
                                     Itochu Techno-Science Corp.                                            700            17,830
                                     NTT Data Corp.                                                         101           399,305
                                     Nomura Research Institute Ltd.                                       8,700           179,057
                                     Obic Co., Ltd.                                                         430            70,173
                                     Otsuka Shokai Co., Ltd.                                                700            45,683
                                                                                                                    -------------
                                                                                                                          802,652
- ---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        Electric Power Development Co.                                      10,600           342,303
Energy Traders - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      Hankyu Hanshin Holdings, Inc.                                       84,000           385,829
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                     Aioi Insurance Co., Ltd.                                            45,000           224,457
                                     Mitsui Sumitomo Insurance Group Holdings, Inc.                      30,357         1,033,880
                                     Nipponkoa Insurance Co., Ltd.                                       53,000           297,903
                                     Sompo Japan Insurance, Inc.                                         66,800           566,978
                                     Sony Financial Holdings, Inc.                                           70           275,601
                                     T&D Holdings, Inc.                                                  15,650           826,657
                                     Tokio Marine Holdings, Inc.                                         54,800         2,011,917
                                                                                                                    -------------
                                                                                                                        5,237,393
- ---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%     Dena Co., Ltd.                                                          24            96,699
                                     Rakuten, Inc.                                                          539           304,147
                                                                                                                    -------------
                                                                                                                          400,846
- ---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -       Yahoo! Japan Corp.                                                   1,211           396,442
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products -       Namco Bandai Holdings, Inc.                                         16,700           183,593
0.2%                                 Nikon Corp.                                                         27,000           647,704
                                     Sankyo Co., Ltd. (Gunma)                                             4,300           218,266
                                     Sega Sammy Holdings, Inc.                                           18,132           164,016
                                     Shimano, Inc.                                                        5,600           192,785
                                     Yamaha Corp.                                                        12,000           204,621
                                                                                                                    -------------
                                                                                                                        1,610,985
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                     Amada Co., Ltd.                                                     28,000           153,771
                                     Fanuc Ltd.                                                          15,300         1,151,047
                                     Hino Motors Ltd.                                                    22,000            88,951
                                     Hitachi Construction Machinery Co., Ltd.                             8,800           217,507
                                     IHI Corp.                                                           98,000           153,989
                                     JTEKT Corp.                                                         15,600           177,992
                                     The Japan Steel Works, Ltd.                                         28,000           348,124
                                     Kawasaki Heavy Industries Ltd.                                     122,000           260,298
                                     Komatsu Ltd.                                                        71,900         1,177,111
                                     Kubota Corp.                                                        87,000           548,749
                                     Kurita Water Industries Ltd.                                         9,100           213,139

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Minebea Co., Ltd.                                                   29,000     $     108,767
                                     Mitsubishi Heavy Industries Ltd.                                   256,200         1,112,801
                                     Mitsui Engineering & Shipbuilding Co., Ltd.                         58,000           110,525
                                     NGK Insulators Ltd.                                                 21,000           257,091
                                     NSK Ltd.                                                            35,000           202,193
                                     NTN Corp.                                                           26,000           135,117
                                     OKUMA Corp.                                                         16,000            92,844
                                     SMC Corp.                                                            4,600           479,263
                                     Sumitomo Heavy Industries Ltd.                                      46,000           219,317
                                     THK Co., Ltd.                                                        9,200           143,152
                                                                                                                    -------------
                                                                                                                        7,351,748
- ---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                        Kawasaki Kisen Kaisha Ltd.                                          49,000           303,146
                                     Mitsui OSK Lines Ltd.                                               92,000           799,329
                                     Nippon Yusen Kabushiki Kaisha                                       89,000           580,156
                                                                                                                    -------------
                                                                                                                        1,682,631
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Dentsu, Inc.                                                           170           341,897
                                     Fuji Media Holdings, Inc.                                               54            69,652
                                     Hakuhodo DY Holdings, Inc.                                             800            39,467
                                     Jupiter Telecommunications Co., Ltd.                                   133            95,762
                                     Toho Co., Ltd.                                                       6,000           125,564
                                     Tokyo Broadcasting System, Inc.                                      3,500            60,079
                                                                                                                    -------------
                                                                                                                          732,421
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%               Daido Steel Co., Ltd.                                               24,000           127,019
                                     Dowa Mining Co., Ltd.                                               16,000            71,747
                                     Hitachi Metals Ltd.                                                 13,000           155,377
                                     JFE Holdings, Inc.                                                  41,800         1,296,476
                                     Kobe Steel Ltd.                                                    208,000           418,554
                                     Maruichi Steel Tube Ltd.                                             4,400           120,851
                                     Mitsubishi Materials Corp.                                          93,000           292,114
                                     Mitsui Mining & Smelting Co., Ltd.                                  63,000           147,047
                                     Nippon Steel Corp.                                                 407,000         1,536,487
                                     Nisshin Steel Co., Ltd.                                             49,000            94,788
                                     Osaka Titanium Technologies Co.                                      1,500            49,926
                                     Sumitomo Metal Industries Ltd.                                     308,000           954,846
                                     Sumitomo Metal Mining Co., Ltd.                                     44,000           440,956
                                     Toho Titanium Co. Ltd.                                                 700            10,831
                                     Tokyo Steel Manufacturing Co., Ltd.                                  9,700           107,178
                                     Yamato Kogyo Co., Ltd.                                               3,500           122,296
                                                                                                                    -------------
                                                                                                                        5,946,493
- ---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              Isetan Mitsukoshi Holdings Ltd.                                     30,105           353,225
                                     J Front Retailing Co., Ltd.                                         32,600           188,073
                                     Marui Group Co., Ltd.                                               26,700           199,393
                                     Takashimaya Co., Ltd.                                               24,000           209,115
                                                                                                                    -------------
                                                                                                                          949,806
- ---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.6%            Brother Industries Ltd.                                             23,000           243,532
                                     Canon, Inc.                                                         85,200         3,230,006
                                     Konica Minolta Holdings, Inc.                                       38,500           440,007

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Ricoh Co., Ltd.                                                     54,000     $     759,292
                                                                                                                    -------------
                                                                                                                        4,672,837
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Cosmo Oil Co., Ltd.                                                 30,000            71,159
0.3%                                 Idemitsu Kosan Co., Ltd.                                             2,000           161,975
                                     Inpex Corp.                                                             65           552,398
                                     Japan Petrolleum Explora                                             3,000           153,999
                                     Nippon Mining Holdings, Inc.                                        69,500           279,948
                                     Nippon Oil Corp.                                                   104,000           523,712
                                     Showa Shell Sekiyu KK                                               19,900           193,819
                                     TonenGeneral Sekiyu KK                                              25,000           205,332
                                                                                                                    -------------
                                                                                                                        2,142,342
- ---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%       Nippon Paper Group, Inc.                                                90           263,014
                                     OJI Paper Co., Ltd.                                                 69,000           346,896
                                                                                                                    -------------
                                                                                                                          609,910
- ---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%             Shiseido Co., Ltd.                                                  26,000           582,229
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.2%               Astellas Pharma, Inc.                                               39,600         1,663,961
                                     Chugai Pharmaceutical Co., Ltd.                                     18,000           293,320
                                     Daiichi Sankyo Co., Ltd.                                            56,000         1,442,921
                                     Dainippon Pharma Co., Ltd.                                          18,000           147,455
                                     Eisai Co., Ltd.                                                     20,200           788,810
                                     Hisamitsu Pharmaceutical Co., Ltd.                                   6,500           284,492
                                     Kyowa Hakko Kirin Co., Ltd.                                         20,000           210,341
                                     Mitsubishi Tanabe Pharma Corp.                                      20,000           277,962
                                     Ono Pharmacecutical Co., Ltd.                                        7,600           356,171
                                     Santen Pharmaceutical Co., Ltd.                                      4,700           121,491
                                     Shionogi & Co., Ltd.                                                24,000           486,105
                                     Taisho Pharmaceutical Co., Ltd.                                     11,000           218,176
                                     Takeda Pharmaceutical Co., Ltd.                                     66,600         3,353,349
                                                                                                                    -------------
                                                                                                                        9,644,554
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Japan Prime Realty Investment Corp.                                     62           147,008
(REITs) - 0.1%                       Japan Real Estate Investment Corp.                                      34           274,358
                                     Japan Retail Fund Investment Corp.                                      37           152,123
                                     Nippon Building Fund, Inc.                                              41           396,354
                                     Nomura Real Estate Office Fund, Inc.                                    20           136,669
                                                                                                                    -------------
                                                                                                                        1,106,512
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Aeon Mall Co., Ltd.                                                  3,600           107,296
Development - 0.6%                   Daito Trust Construction Co., Ltd.                                   6,500           241,753
                                     Daiwa House Industry Co., Ltd.                                      41,000           391,983
                                     Leopalace21 Corp.                                                   11,400            88,151
                                     Mitsubishi Estate Co., Ltd.                                         94,000         1,852,284
                                     Mitsui Fudosan Co., Ltd.                                            67,000         1,294,571
                                     NTT Urban Development Co.                                               63            76,608
                                     Nomura Real Estate Holdings, Inc.                                    2,000            47,639
                                     Sumitomo Realty & Development Co., Ltd.                             30,000           653,362
                                     Tokyo Tatemono Co., Ltd.                                            22,000           104,622
                                     Tokyu Land Corp.                                                    35,000           130,097
                                                                                                                    -------------
                                                                                                                        4,988,366
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                   Central Japan Railway Co.                                              125     $   1,178,690
                                     East Japan Railway Co.                                                 271         2,021,019
                                     Keihin Electric Express Railway Co., Ltd.                           26,000           170,413
                                     Keio Electric Railway Co., Ltd.                                     37,000           199,256
                                     Keisei Electric Railway Co., Ltd.                                   31,000           170,677
                                     Kintetsu Corp.                                                     111,000           386,821
                                     Nippon Express Co., Ltd.                                            70,000           312,496
                                     Odakyu Electric Railway Co., Ltd.                                   53,000           392,300
                                     Tobu Railway Co., Ltd.                                              52,000           252,145
                                     Tokyu Corp.                                                         91,000           434,759
                                     West Japan Railway Co.                                                 136           582,417
                                                                                                                    -------------
                                                                                                                        6,100,993
- ---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     Advantest Corp.                                                     11,600           245,288
Semiconductor Equipment - 0.2%       Elpida Memory, Inc. (a)                                              8,900           167,275
                                     NEC Electronics Corp. (a)                                            1,200            25,072
                                     Rohm Co., Ltd.                                                       8,100           445,529
                                     Shinko Electric Industries                                           2,100            19,877
                                     Sumco Corp.                                                         11,300           178,855
                                     Tokyo Electron Ltd.                                                 13,800           624,467
                                                                                                                    -------------
                                                                                                                        1,706,363
- ---------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                      Konami Corp.                                                         7,900           198,784
                                     Nintendo Co., Ltd.                                                   7,900         3,350,973
                                     Oracle Corp. Japan                                                   1,800            81,922
                                     Square Enix Holdings Co., Ltd.                                       3,700           108,207
                                     Trend Micro, Inc.                                                    9,000           341,120
                                                                                                                    -------------
                                                                                                                        4,081,006
- ---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              Fast Retailing Co., Ltd.                                             3,800           387,499
                                     Hikari Tsushin, Inc.                                                   800            17,127
                                     Nitori Co., Ltd.                                                     2,400           142,595
                                     Shimamura Co., Ltd.                                                  1,100            73,767
                                     USS Co., Ltd.                                                        1,140            73,319
                                     Yamada Denki Co., Ltd.                                               6,920           524,528
                                                                                                                    -------------
                                                                                                                        1,218,835
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Asics Corp.                                                         12,000            93,289
Goods - 0.0%                         Nisshinbo Industries, Inc.                                          13,000           126,779
                                     Onward Holdings Co., Ltd.                                            7,000            73,209
                                                                                                                    -------------
                                                                                                                          293,277
- ---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                       Japan Tobacco, Inc.                                                    359         1,353,102
- ---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  Itochu Corp.                                                       121,000           728,924
Distributors - 0.8%                  Marubeni Corp.                                                     132,000           598,354
                                     Mitsubishi Corp.                                                   108,300         2,259,154
                                     Mitsui & Co., Ltd.                                                 139,000         1,725,591
                                     Sojitz Corp.                                                        99,900           231,540
                                     Sumitomo Corp.                                                      90,200           841,011
                                     Toyota Tsusho Corp.                                                 16,700           218,795
                                                                                                                    -------------
                                                                                                                        6,603,369
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Kamigumi Co., Ltd.                                                  14,000     $     105,169
0.0%                                 Mitsubishi Logistics Corp.                                           7,000            88,694
                                                                                                                    -------------
                                                                                                                          193,863
- ---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           KDDI Corp.                                                             233         1,319,868
Services - 0.5%                      NTT DoCoMo, Inc.                                                     1,255         2,008,875
                                     Softbank Corp.                                                      60,400           787,109
                                                                                                                    -------------
                                                                                                                        4,115,852
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Japan                                                     175,526,503
- ---------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Eurasian Natural Resources Corp.                                    25,222           229,672
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Kazakhstan                                                    229,672
- ---------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.5%
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         SES Global                                                          24,363           504,331
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%               ArcelorMittal                                                       68,905         3,490,513
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Luxembourg                                                  3,994,844
- ---------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.4%
- ---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%       TNT NV                                                              31,272           866,443
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                     Heineken Holding NV                                                 10,233           401,734
                                     Heineken NV                                                         20,204           811,741
                                                                                                                    -------------
                                                                                                                        1,213,475
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                     Akzo Nobel NV                                                       22,415         1,076,114
                                     Koninklijke DSM NV                                                  11,225           530,937
                                                                                                                    -------------
                                                                                                                        1,607,051
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     ING Groep NV CVA                                                   150,406         3,224,364
0.4%                                 SNS Reaal                                                           12,764           145,666
                                                                                                                    -------------
                                                                                                                        3,370,030
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Koninklijke KPN NV                                                 148,634         2,146,558
Services - 0.3%
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Fugro NV                                                             4,637           273,826
0.1%                                 SBM Offshore NV                                                     11,316           242,255
                                                                                                                    -------------
                                                                                                                          516,081
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%      Koninklijke Ahold NV                                                98,280         1,135,301
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                 Unilever NV                                                        129,060         3,632,886
- ---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%            TomTom NV (a)                                                        4,908            90,264
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%      Koninklijke Philips Electronics NV                                  82,425         2,236,397
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                     Aegon NV                                                           110,250           975,413
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Reed Elsevier NV                                                    50,391           747,548
                                     Wolters Kluwer NV                                                   23,939           485,198
                                                                                                                    -------------
                                                                                                                        1,232,746
- ---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.0%         Randstad Holdings NV                                                 7,691           202,231
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Corio NV                                                             2,933           208,383
(REITs) - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       ASML Holding NV                                                     35,570           621,640
Equipment - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Koninklijke Boskalis Westminster NV                                  4,333     $     205,384
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the Netherlands                                            20,260,283
- ---------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Fletcher Building Ltd.                                              44,823           202,494
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telecom Corp. of New Zealand Ltd.                                  149,831           277,169
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%            Contact Energy Ltd.                                                 18,866            99,879
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Sky City Ltd.                                                       27,722            68,847
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Auckland International Airport Ltd.                                 55,023            72,305
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in New Zealand                                                   720,694
- ---------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Yara International ASA                                              15,700           558,762
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              DnB NOR ASA                                                         60,599           470,115
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telenor ASA                                                         51,495           641,239
Services - 0.1%                      Telenor ASA (b)                                                      5,999           218,559
                                                                                                                    -------------
                                                                                                                          859,798
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%          Renewable Energy Corp. ASA (a)                                      12,198           226,110
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Acergy SA                                                           15,590           157,600
0.1%                                 Aker Solutions ASA                                                  13,243           214,448
                                     Petroleum Geo-Services ASA (a)                                      13,650           180,375
                                                                                                                    -------------
                                                                                                                          552,423
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%      Orkla ASA                                                           68,620           631,469
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Storebrand ASA                                                      32,887           195,462
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Norsk Hydro ASA                                                     57,044           385,915
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Frontline Ltd.                                                       4,600           217,241
0.3%                                 Statoilhydro ASA                                                   106,094         2,521,148
                                                                                                                    -------------
                                                                                                                        2,738,389
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Norway                                                      6,618,443
- ---------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Banco BPI SA                                                        26,361            81,986
                                     Banco Comercial Portugues SA Registered Shares                     193,098           315,886
                                     Banco Espirito Santo SA Registered Shares                           17,884           221,755
                                                                                                                    -------------
                                                                                                                          619,627
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Cimpor Cimentos de Portugal SA                                      26,806           171,838
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Portugal Telecom SGPS SA Registered Shares                          53,624           539,248
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%            Energias de Portugal SA                                            151,006           633,744
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%      Jeronimo Martins SGPS SA                                            17,014           145,103
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      Sonae SGPS SA                                                       29,281            22,518
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Zon Multimedia Servicos de Telecomunicacoes e                       15,808           116,896
                                     Multimedia SGPS SA
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Brisa-Auto Estradas de Portugal SA Private Shares                   20,401     $     202,918
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Portugal                                                    2,451,892
- ---------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%           Singapore Technologies Engineering Ltd.                            114,213           216,891
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                      Singapore Airlines Ltd.                                             44,009           442,110
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%              DBS Group Holdings Ltd.                                             93,605         1,115,514
                                     Oversea-Chinese Banking Corp.                                      206,914         1,044,709
                                     United Overseas Bank Ltd.                                          100,572         1,202,321
                                                                                                                    -------------
                                                                                                                        3,362,544
- ---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                  Jardine Cycle & Carriage Ltd.                                        7,529            82,818
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Singapore Exchange Ltd.                                             70,000           304,932
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Singapore Telecommunications Ltd.                                  656,132         1,499,743
Services - 0.2%
- ---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Venture Corp. Ltd.                                                  10,000            54,405
Instruments - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%      Olam International Ltd.                                            115,900           147,819
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Golden Agri-Resources Ltd.                                         409,497            91,301
                                     Wilmar International Ltd.                                           68,670           121,779
                                                                                                                    -------------
                                                                                                                          213,080
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Parkway Holdings Ltd.                                              109,706           145,323
Services - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Genting International Plc (a)                                      149,388            47,918
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%      Fraser and Neave Ltd.                                               68,096           170,800
                                     Keppel Corp. Ltd.                                                  105,616           583,613
                                     SembCorp Industries Ltd.                                            81,590           186,916
                                                                                                                    -------------
                                                                                                                          941,329
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                     Cosco Corp. (Singapore) Ltd.                                        75,002            80,496
                                     Sembcorp Marine Ltd.                                                87,197           185,378
                                                                                                                    -------------
                                                                                                                          265,874
- ---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Neptune Orient Lines Ltd.                                           44,200            56,370
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Singapore Press Holdings Ltd.                                      130,316           363,578
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Ascendas Real Estate Investment Trust                              117,152           154,761
(REITs) - 0.1%                       Capita Commercial Trust                                             38,000            35,334
                                     CapitaMall Trust                                                    83,000           132,361
                                                                                                                    -------------
                                                                                                                          322,456
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             CapitaLand Ltd.                                                    139,833           304,805
Development - 0.1%                   City Developments Ltd.                                              46,535           290,988
                                     Keppel Land Ltd.                                                    39,182            78,259
                                     UOL Group Ltd.                                                      20,457            36,181
                                     Yanlord Land Group Ltd.                                              8,000             5,248
                                                                                                                    -------------
                                                                                                                          715,481
- ---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   ComfortDelgro Corp. Ltd.                                           106,816           112,450
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  Noble Group Ltd.                                                   128,720     $     122,496
Distributors - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Singapore                                                   9,417,617
- ---------------------------------------------------------------------------------------------------------------------------------
Spain - 4.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Iberia Lineas Aereas de Espana                                      40,744            99,177
- ---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                 Grifols SA                                                          10,517           268,723
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.6%              Banco Bilbao Vizcaya Argentaria SA                                 280,501         4,535,895
                                     Banco Popular Espanol SA                                            64,908           773,150
                                     Banco Santander SA                                                 492,791         7,389,047
                                     Banco de Sabadell SA                                                75,496           586,760
                                     Bankinter SA                                                        20,987           263,808
                                                                                                                    -------------
                                                                                                                       13,548,660
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         ACS Actividades de Construccion y Servicios, SA                     15,955           645,930
0.2%                                 Acciona SA                                                           2,303           350,998
                                     Fomento de Construcciones y Contratas SA                             3,759           169,815
                                     Grupo Ferrovial SA                                                   5,192           238,674
                                     Sacyr Vallehermoso SA                                                5,917            98,198
                                                                                                                    -------------
                                                                                                                        1,503,615
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Criteria Caixacorp. SA                                              69,161           332,520
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telefonica SA                                                      338,901         8,058,222
Services - 1.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%            Iberdrola SA                                                       273,447         2,777,933
                                     Red Electrica de Espana                                              8,904           453,403
                                     Union Fenosa SA                                                     30,065           735,026
                                                                                                                    -------------
                                                                                                                        3,966,362
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%          Gamesa Corp. Tecnologica SA                                         15,013           514,374
- ---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                 Enagas                                                              14,730           317,635
                                     Gas Natural SDG SA                                                   9,017           334,700
                                                                                                                    -------------
                                                                                                                          652,335
- ---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                   Indra Sistemas SA                                                    7,741           184,466
- ---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        Iberdrola Renovables (a)                                            69,701           304,557
Energy Traders - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Corp. Mapfre SA                                                     56,153           245,467
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                     Zardoya Otis SA                                                      7,471           163,089
                                     Zardoya Otis SA (a)                                                    747            16,145
                                                                                                                    -------------
                                                                                                                          179,234
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Gestevision Telecinco SA                                            10,684           109,192
                                     Promotora de Informaciones SA                                        4,647            31,379
                                                                                                                    -------------
                                                                                                                          140,571
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Acerinox SA                                                         11,741           210,303
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Repsol YPF SA                                                       57,406         1,701,275
0.2%
- ---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              Inditex SA                                                          17,909           757,795
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Abertis Infraestructuras SA                                         20,325     $     400,061
0.1%                                 Cintra Concesiones de Infraestructuras de
                                     Transporte SA                                                       20,706           243,355
                                                                                                                    -------------
                                                                                                                          643,416
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Spain                                                      33,311,072
- ---------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Assa Abloy AB Series B                                              24,977           302,459
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%              Nordea Bank AB                                                     165,351         1,974,116
                                     Skandinaviska Enskilda Banken AB Class A                            36,153           563,887
                                     Svenska Handelsbanken Class A                                       36,012           806,533
                                     Swedbank AB-A Shares                                                28,700           375,210
                                                                                                                    -------------
                                                                                                                        3,719,746
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                Securitas AB                                                        25,448           286,645
Supplies - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Telefonaktiebolaget LM Ericsson                                    236,889         2,249,685
0.3%
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Skanska AB Class B                                                  30,205           343,800
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Investor AB                                                         36,400           681,624
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Tele2 AB                                                            24,366           278,073
Services - 0.2%                      TeliaSonera AB                                                     173,701           987,145
                                                                                                                    -------------
                                                                                                                        1,265,218
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Getinge AB Class B                                                  12,727           262,323
Supplies - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%            Electrolux AB                                                       19,627           229,615
                                     Husqvarna AB                                                        19,458           146,354
                                                                                                                    -------------
                                                                                                                          375,969
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.4%                     Alfa Laval AB                                                       30,393           314,508
                                     Atlat Copco AB Class A                                              53,334           605,927
                                     Atlas Copco AB Class B                                              31,386           317,116
                                     SKB AB                                                              30,965           395,590
                                     Sandvik AB                                                          80,267           850,362
                                     Scania AB                                                           28,889           355,802
                                     Volvo AB B Shares                                                   86,159           778,409
                                                                                                                    -------------
                                                                                                                        3,617,714
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Modern Times Group AB                                                4,332           156,055
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%               Boliden AB                                                          22,520            94,707
                                     SSAB Svenskt Stal AB Series A                                       14,420           229,297
                                     SSAB Svenskt Stal AB Series B                                        6,267            86,587
                                                                                                                    -------------
                                                                                                                          410,591
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Lundin Petroleum AB (a)                                             15,302           127,850
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%       Holmen AB Class B                                                    2,745            89,318
                                     Svenska Cellulosa AB                                                44,132           467,507
                                                                                                                    -------------
                                                                                                                          556,825
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%              Hennes & Mauritz AB B Shares                                        40,355     $   1,652,368
- ---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                       Swedish Match AB                                                    21,550           376,702
- ---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Millicom International Cellular SA (b)                               6,052           417,900
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Sweden                                                     16,803,474
- ---------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.7%
- ---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                 Actelion Ltd. (a)                                                    8,070           415,835
- ---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Geberit AG                                                           3,274           401,517
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%               Credit Suisse Group AG                                              86,279         4,029,399
                                     EFG International AG                                                 2,886            83,322
                                     Julius Baer Holding AG Class B                                      17,498           870,183
                                     UBS AG (a)                                                         242,352         4,142,388
                                                                                                                    -------------
                                                                                                                        9,125,292
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                     Givaudan SA                                                            538           449,367
                                     Syngenta AG                                                          8,581         1,809,596
                                                                                                                    -------------
                                                                                                                        2,258,963
- ---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.0%       Logitech International SA (a)                                       13,890           317,064
- ---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%        Holcim Ltd.                                                         17,395         1,274,904
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Pargesa Holding SA                                                   2,669           229,704
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Swisscom AG                                                          1,872           557,887
Services - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%          ABB Ltd.                                                           181,453         3,516,274
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                 Aryzta AG (a)                                                        7,200           291,407
                                     Lindt & Spruengli AG                                                    46           112,160
                                     Nestle SA Registered Shares                                        324,071        14,005,551
                                                                                                                    -------------
                                                                                                                       14,409,118
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Nobel Biocare Holding AG                                             9,625           321,942
Supplies - 0.2%                      Sonova Holding AG                                                    3,914           255,182
                                     Straumann Holding AG Registered Shares                                 806           223,318
                                     Synthes, Inc.                                                        4,898           677,601
                                                                                                                    -------------
                                                                                                                        1,478,043
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                     Baloise Holding AG                                                   4,219           288,051
                                     Swiss Life Holding                                                   2,886           419,004
                                     Swiss Reinsurance Co. Registered Shares                             29,024         1,610,990
                                     Zurich Financial Services AG                                        12,004         3,324,155
                                                                                                                    -------------
                                                                                                                        5,642,200
- ---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -     Lonza Group AG Registered Shares                                     3,920           491,847
0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     OC Oerlikon Corp. AG (a)                                               611           121,028
                                     Schindler Holding AG                                                 3,443           207,262
                                     Sulzer AG                                                            2,539           270,143
                                                                                                                    -------------
                                                                                                                          598,433
- ---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Kuehne & Nagel International AG                                      4,353           290,444
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.3%               Novartis AG Registered Shares                                      196,153        10,327,369

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Roche Holding AG                                                    57,933     $   9,068,943
                                                                                                                    -------------
                                                                                                                       19,396,312
- ---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%         Adecco SA Registered Shares                                         10,121           439,672
                                     SGS SA                                                                 387           455,463
                                                                                                                    -------------
                                                                                                                          895,135
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Compagnie Financiere Richemont AG                                   43,052         1,902,186
Goods - 0.3%                         The Swatch Group Ltd. Bearer Shares                                  2,613           482,320
                                     The Swatch Group Ltd. Registered Shares                              4,656           156,009
                                                                                                                    -------------
                                                                                                                        2,540,515
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Switzerland                                                63,839,487
- ---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 20.3%
- ---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%           BAE Systems Plc                                                    281,090         2,072,165
                                     Cobham Plc                                                          77,230           262,526
                                     Meggitt Plc                                                         59,138           198,992
                                     Rolls-Royce Group Plc                                              145,521           881,120
                                                                                                                    -------------
                                                                                                                        3,414,803
- ---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      British Airways Plc                                                 45,251           138,052
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%               GKN Plc                                                             59,800           212,398
- ---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                     Diageo Plc                                                         203,482         3,471,278
                                     SABMiller Plc                                                       71,578         1,397,530
                                                                                                                    -------------
                                                                                                                        4,868,808
- ---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%               3i Group Plc                                                        30,759           389,461
                                     ICAP Plc                                                            41,753           269,306
                                     Investec Plc                                                        25,570           139,711
                                     Man Group Plc                                                      137,152           838,115
                                     Schroders Plc                                                       11,024           203,370
                                                                                                                    -------------
                                                                                                                        1,839,963
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Johnson Matthey Plc                                                 16,900           411,129
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%              Alliance & Leicester Plc                                            31,146           151,850
                                     Barclays Plc                                                       650,526         3,865,041
                                     HBOS Plc                                                           419,075           950,784
                                     HSBC Holdings Plc                                                  958,243        15,502,628
                                     Lloyds TSB Group Plc                                               475,646         1,911,276
                                     Royal Bank of Scotland Group Plc                                 1,319,354         4,256,106
                                     Standard Chartered Plc                                             113,433         2,791,068
                                                                                                                    -------------
                                                                                                                       29,428,753
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Group 4 Securicor Plc                                               99,341           359,238
0.1%                                 Rentokil Initial Plc                                               159,006           197,278
                                     Serco Group Plc                                                     45,013           293,564
                                                                                                                    -------------
                                                                                                                          850,080
- ---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Balfour Beatty Plc                                                  42,120           228,856
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%        Rexam Plc                                                           51,289           364,400
- ---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                  Inchcape Plc                                                        29,040            98,096
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     London Stock Exchange Group Plc                                     12,046           190,743
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        BT Group Plc                                                       617,011     $   1,788,737
Services - 0.3%                      Cable & Wireless Plc                                               199,060           591,137
                                                                                                                    -------------
                                                                                                                        2,379,874
- ---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%            British Energy Group Plc                                            82,572         1,122,046
                                     Scottish & Southern Energy Plc                                      69,489         1,768,192
                                                                                                                    -------------
                                                                                                                        2,890,238
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   Amec Plc                                                            26,645           305,627
Services - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%      J Sainsbury Plc                                                     81,012           508,070
                                     Tesco Plc                                                          626,802         4,359,379
                                     William Morrison Supermarkets Plc                                  192,228           893,933
                                                                                                                    -------------
                                                                                                                        5,761,382
- ---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                 Associated British Foods Plc                                        28,555           362,356
                                     Cadbury Plc                                                        108,214         1,094,462
                                     Tate & Lyle Plc                                                     34,772           238,882
                                     Unilever Plc                                                       103,593         2,816,767
                                                                                                                    -------------
                                                                                                                        4,512,467
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Smith & Nephew Plc                                                  70,152           740,903
Supplies - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                Carnival Plc                                                        12,944           385,795
Leisure - 0.3%                       Compass Group Plc                                                  147,980           917,769
                                     Enterprise Inns Plc                                                 39,732           128,299
                                     Intercontinental Hotels Group Plc                                   20,773           257,374
                                     Ladbrokes Plc                                                       53,298           179,985
                                     Mitchells & Butlers Plc                                             32,230           127,779
                                     TUI Travel Plc                                                      39,184           151,514
                                     Thomas Cook Group Plc                                               28,091           111,462
                                     Whitbread Plc                                                       13,771           260,463
                                     William Hill Plc                                                    28,157           118,731
                                                                                                                    -------------
                                                                                                                        2,639,171
- ---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%            Berkeley Group Holdings Plc                                          3,735            51,035
                                     Persimmon Plc                                                       24,139           175,640
                                                                                                                    -------------
                                                                                                                          226,675
- ---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%            Reckitt Benckiser Plc                                               48,015         2,327,990
- ---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                   LogicaCMG Plc                                                      120,610           235,975
- ---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        Drax Group Plc                                                      27,189           366,086
Energy Traders - 0.1%                International Power Plc                                            120,353           778,762
                                                                                                                    -------------
                                                                                                                        1,144,848
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%      Smiths Group Plc                                                    30,529           553,591
                                     Tomkins Plc                                                         78,603           219,465
                                                                                                                    -------------
                                                                                                                          773,056
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                     Aviva Plc                                                          212,278         1,846,433
                                     Friends Provident Plc                                              186,698           317,536
                                     Legal & General Group Plc                                          484,369           874,151
                                     Old Mutual Plc                                                     397,492           556,375
                                     Prudential Plc                                                     198,870         1,813,286

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Royal & Sun Alliance Insurance Group                               259,900     $     694,875
                                     Standard Life Plc                                                  171,156           746,148
                                                                                                                    -------------
                                                                                                                        6,848,804
- ---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%     Home Retail Group                                                   72,181           304,189
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     IMI Plc                                                             24,844           167,628
                                     Invensys Plc (a)                                                    64,547           239,834
                                                                                                                    -------------
                                                                                                                          407,462
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                         British Sky Broadcasting Plc                                        90,532           673,548
                                     Daily Mail & General Trust                                          24,362           140,593
                                     ITV Plc                                                            287,054           215,569
                                     Pearson Plc                                                         64,575           699,587
                                     Reed Elsevier Plc                                                   87,957           875,848
                                     Thomson Reuters Plc                                                 14,969           334,481
                                     United Business Media Ltd.                                          15,334           135,074
                                     WPP Group Plc                                                       88,045           712,153
                                                                                                                    -------------
                                                                                                                        3,786,853
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%               Anglo American Plc                                                 105,524         3,564,546
                                     Antofagasta Plc                                                     31,691           230,208
                                     BHP Billiton Plc                                                   176,165         3,990,855
                                     Kazakhmys Plc                                                       17,122           179,813
                                     Lonmin Plc                                                          12,492           510,907
                                     Rio Tinto Plc Registered Shares                                     79,653         4,998,941
                                     Vedanta Resources Plc                                               11,572           242,552
                                     Xstrata Plc                                                         50,480         1,573,181
                                                                                                                    -------------
                                                                                                                       15,291,003
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%               Centrica Plc                                                       294,263         1,655,738
                                     National Grid Plc                                                  198,757         2,522,830
                                     United Utilities Group Plc                                          54,477           676,055
                                                                                                                    -------------
                                                                                                                        4,854,623
- ---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              Marks & Spencer Group Plc                                          126,932           463,638
                                     Next Plc                                                            16,097           296,799
                                                                                                                    -------------
                                                                                                                          760,437
- ---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                BG Group Plc                                                       267,004         4,842,374
Fuels - 3.9%                         BP Plc                                                           1,503,139        12,518,519
                                     Cairn Energy Plc (a)                                                10,300           384,441
                                     Royal Dutch Shell Plc                                              283,063         8,174,942
                                     Royal Dutch Shell Plc Class B                                      218,513         6,138,618
                                     Tullow Oil Plc                                                      57,495           735,088
                                                                                                                    -------------
                                                                                                                       32,793,982
- ---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%       Mondi Plc                                                           31,143           145,349
- ---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%               AstraZeneca Plc                                                    116,223         5,085,835
                                     GlaxoSmithKline Plc                                                437,196         9,470,794
                                     Shire Ltd.                                                          44,716           707,097
                                                                                                                    -------------
                                                                                                                       15,263,726
- ---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.2%         Capita Group  Plc                                                   47,970           597,015
                                     Experian Group Ltd.                                                 80,535           533,736

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Hays Plc                                                            87,373     $     126,516
                                                                                                                    -------------
                                                                                                                        1,257,267
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        British Land Co. Plc                                                40,216           542,458
(REITs) - 0.3%                       Hammerson Plc                                                       22,750           401,078
                                     Land Securities Group Plc                                           37,646           850,252
                                     Liberty International Plc                                           20,162           348,634
                                     Segro Plc                                                           35,377           266,727
                                                                                                                    -------------
                                                                                                                        2,409,149
- ---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                   Firstgroup Plc                                                      38,694           369,401
                                     National Express Group Plc                                          12,431           179,755
                                     Stagecoach Group Plc                                                40,760           185,233
                                                                                                                    -------------
                                                                                                                          734,389
- ---------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                      Sage Group Plc                                                     112,528           394,143
- ---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              The Carphone Warehouse Plc                                          32,874           101,528
                                     Kingfisher Plc                                                     188,357           449,032
                                                                                                                    -------------
                                                                                                                          550,560
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Burberry Group Plc                                                  35,712           252,520
Goods - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%                       British American Tobacco Plc                                       120,464         3,932,803
                                     Imperial Tobacco Group Plc                                          81,123         2,604,096
                                                                                                                    -------------
                                                                                                                        6,536,899
- ---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  Bunzl Plc                                                           30,014           353,099
Distributors - 0.1%                  Wolseley Plc                                                        53,182           401,978
                                                                                                                    -------------
                                                                                                                          755,077
- ---------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%               Severn Trent Plc                                                    18,856           457,531
- ---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Vodafone Group Plc                                               4,242,212         9,368,583
Services - 1.1%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the United Kingdom                                        169,156,833
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks - 94.9%                                                      790,933,141
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Exchange-Traded Funds
- ---------------------------------------------------------------------------------------------------------------------------------
United States - 1.5%
- ---------------------------------------------------------------------------------------------------------------------------------
                                     iShares MSCI EAFE Index Fund                                       222,845        12,546,174
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Exchange-Traded Funds -1.5%                                                 12,546,174
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Preferred Stocks
- ---------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%
- ---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                   Volkswagen AG, 4.35%                                                 8,482         1,055,962
- ---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%            Henkel KGaA, 1.75%                                                  14,702           536,270
- ---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         ProSieben SAT.1 Media AG, 2.24%                                      4,674            31,617
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%               RWE AG, 3.50%                                                        2,624           188,700
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Preferred Stocks - 0.2%                                                      1,812,549
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Rights
- ---------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Dowa Mining Co., Ltd. (c)(d)                                         7,000                 0
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Rights - 0.0%                                                                        0
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Long-Term Investments
                                     (Cost - $833,501,853) - 96.6%                                                    805,291,864
- ---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                   Beneficial
                                                                                                    Interest
                                     Short-Term Securities                                           (000)              Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                     BlackRock Liquidity Series, LLC                               USD 15,473       $  15,473,306
                                     Cash Sweep Series, 2.59% (e)(f)
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities
                                     (Cost - $15,473,306) - 1.9%                                                       15,473,306
- ---------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost - $848,975,159*) - 98.5%                                                   820,765,170
                                     Other Assets Less Liabilities - 1.5%                                              12,285,489
                                                                                                                    -------------
                                     Net Assets - 100.0%                                                            $ 833,050,659
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 861,916,649
                                                                  =============
      Gross unrealized appreciation                               $  81,520,378
      Gross unrealized depreciation                                (122,671,857)
                                                                  -------------
      Net unrealized depreciation                                 $ (41,151,479)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Security is fair valued.
(d)   The rights may be exercised until January 29, 2010.
(e)   Represents the current yield as of report date.
(f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                            Net Activity                 Income
                                               (000)
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC      USD 1,944                   $ 292,523
      Cash Sweep Series
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                        Expiration        Face             Unrealized
         Contracts           Issue                      Exchange           Date          Value            Depreciation
      ----------------------------------------------------------------------------------------------------------------
              2          IBEX 35 Plus Index             Madrid       October 2008     USD   314,077       $    (5,699)
             70        OMX Stock Index Future         Stockholm      October 2008     USD   830,527           (46,745)
              7             CAC 40 Index             Eurex Paris     December 2008    USD   402,954            (3,794)
              1             DAX 25 Index                Eurex        December 2008    USD   217,094            (9,866)
                                                     Deutschland
            200           DJ Euro Stoxx 50              Eurex        December 2008    USD 8,635,196           (13,851)
             73         FTSE 100 Index Future           LIFFE        December 2008    USD 6,577,773          (123,695)
             31         SPI 200 Index Future            Sydney       December 2008    USD 2,892,275          (113,671)
             73          TOPIX Index Future             Tokyo        December 2008    USD 8,108,906          (654,814)
      ---------------------------------------------------------------------------------------------------------------
      Total                                                                                               $  (972,135)
                                                                                                          ===========

Master International Index Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o Foreign currency exchange contracts as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------
                                                                 Unrealized
      Currency          Currency            Settlement           Appreciation
      Purchased         Sold                   Date             (Depreciation)
      ----------------------------------------------------------------------
      AUD 2,233,150     USD 1,906,042        11/14/08           $ (144,534)
      AUD 61,000        USD 52,578           11/14/08               (4,461)
      AUD 382,000       USD 324,408          11/14/08              (23,086)
      CHF 202,000       USD 184,956          11/14/08               (4,384)
      CHF 137,000       USD 126,034          11/14/08               (3,567)
      EUR 6,181,500     USD 9,073,878        11/14/08             (344,179)
      EUR 746,000       USD 1,072,959        11/14/08              (19,435)
      EUR 599,000       USD 886,558          11/14/08              (40,632)
      GBP 1,333,000     USD 2,428,580        11/14/08              (52,699)
      GBP 1,734,000     USD 3,259,306        11/14/08             (168,699)
      GBP 122,000       USD 226,344          11/14/08               (8,896)
      GBP 296,000       USD 543,648          11/14/08              (16,071)
      JPY 397,748,000   USD 3,713,385        11/14/08               52,148
      JPY 216,435,000   USD 1,986,129        11/14/08               62,890
      JPY 95,209,000    USD 901,049          11/14/08                  307
      JPY 54,110,000    USD 504,090          11/14/08                8,177
      SEK 3,705,000     USD 578,124          11/14/08              (42,529)
      SEK 737,000       USD 114,971          11/14/08               (8,430)
      SEK 442,000       USD 65,446           11/14/08               (1,550)
      USD 903,393       AUD 1,093,000        11/14/08               41,234
      USD 306,810       AUD 382,000          11/14/08                5,489
      USD 96,581        CHF 107,000          11/14/08                  931
      USD 77,738        CHF 86,000           11/14/08                  861
      USD 1,962,158     EUR 1,354,000        11/14/08               49,999
      USD 1,074,546     EUR 746,000          11/14/08               21,022
      USD 318,989       EUR 218,000          11/14/08               11,123
      USD 1,974,988     GBP 1,077,000        11/14/08               55,391
      USD 538,082       GBP 296,000          11/14/08               10,504
      USD 1,736,244     JPY 183,885,000      11/14/08               (4,620)
      USD 1,014,075     JPY 108,200,000      11/14/08              (10,269)
      USD 2,039,288     JPY 216,435,000      11/14/08               (9,731)
      USD 96,543        SEK 649,000          11/14/08                2,723
      --------------------------------------------------------------------
      Total                                                     $ (584,973)
                                                                ==========

o     Currency Abbreviations:
      AUD Australian Dollar          JPY Japanese Yen
      CHF Swiss Franc                SEK Swedish Krona
      EUR Euro                       USD U.S. Dollar
      GBP British Pound

Master International Index Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.


      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

            ------------------------------------------------------
                Valuation    Investments in        Other Financial
                  Inputs      Securities             Instruments*
            ------------------------------------------------------
            Level 1          $ 16,850,021           $   (972,135)
            Level 2           803,915,149               (584,973)
            Level 3                     -                      -
            ----------------------------------------------------
            Total            $820,765,170           $ (1,557,108)
                             ===================================
            * Other financial instruments are futures and foreign currency exchange contracts.

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2008 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT        VALUE
                                                                                   -----------   ----------
                                                                                    (DOLLARS IN THOUSANDS)
CERTIFICATES OF DEPOSIT AND BANK NOTES - 80.70%
   Bank of America, NA,
      2.67%, Due 10/29/2008 ....................................................   $   136,772   $  136,772
      2.70%, Due 12/5/2008 .....................................................       182,358      182,358
   Bank of Nova Scotia Hou.,
      2.72%, Due 10/15/2008 ....................................................        68,384       68,384
      2.72%, Due 11/21/2008 ....................................................       113,974      113,974
      2.71%, Due 12/8/2008 .....................................................       182,358      182,358
   Barclays Bank plc N.Y., 2.80%, Due 11/17/2008 ...............................       136,772      136,772
   BNP Paribas N.Y.,
      2.72%, Due 10/7/2008 .....................................................        68,384       68,384
      2.77%, Due 11/6/2008 .....................................................       136,773      136,773
      2.81%, Due 12/4/2008 .....................................................       136,772      136,772
      2.80%, Due 12/10/2008 ....................................................        91,182       91,182
   Caylon N.Y., 2.66%, Due 10/22/2008 ..........................................       182,358      182,358
   Commonwealth Bank of Australia N.Y.,
      2.65%, Due 10/27/2008 ....................................................        91,182       91,182
      2.71%, Due 10/31/2008 ....................................................        91,182       91,182
      2.70%, Due 11/18/2008 ....................................................        91,182       91,182
      2.71%, Due 11/18/2008 ....................................................        91,182       91,182
      2.71%, Due 12/12/2008 ....................................................        91,182       91,182
   DNB NOR Bank ASA N.Y.,
      2.72%, Due 10/29/2008 ....................................................        91,182       91,182
      2.72%, Due 11/12/2008 ....................................................       182,358      182,358
      2.71%, Due 11/14/2008 ....................................................       182,358      182,358
   HSBC Bank USA, 2.72%, Due 11/13/2008 ........................................       182,358      182,358
   Lloyds Bank N.Y.,
      2.61%, Due 10/24/2008 ....................................................       182,358      182,358
      2.70%, Due 10/30/2008 ....................................................        67,417       67,417
      2.72%, Due 11/21/2008 ....................................................       182,358      182,358
   National Australia Bank N.Y. Ltd.,
      2.82%, Due 11/3/2008 .....................................................       182,360      182,360
      2.84%, Due 11/3/2008 .....................................................       182,360      182,360
   Nordea Bank Finland N.Y.,
      2.72%, Due 11/5/2008 .....................................................       182,359      182,359
      2.70%, Due 11/10/2008 ....................................................       136,772      136,772
      2.71%, Due 11/13/2008 ....................................................        91,182       91,182
   Rabobank Nederland N.Y.,
      2.70%, Due 10/6/2008 .....................................................       227,950      227,950
      2.70%, Due 11/24/2008 ....................................................       136,772      136,772
   Royal Bank of Canada N.Y., 2.70%, Due 11/20/2008 ............................       182,365      182,365
   Societe Generale N.Y.,
      2.70%, Due 10/17/2008 ....................................................       136,772      136,772
      2.70%, Due 10/27/2008 ....................................................       136,772      136,772
   Svenska Handelsbanken AB N.Y., 2.72%, Due 11/19/2008 ........................       136,772      136,772

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT        VALUE
                                                                                   -----------   ----------
                                                                                    (DOLLARS IN THOUSANDS)
   Toronto Dominion Bank N.Y.,
      2.72%, Due 10/20/2008 ....................................................   $    45,592   $   45,592
      2.85%, Due 11/14/2008 ....................................................        68,388       68,388
   US Bank, NA,
      2.83%, Due 10/20/2008 ....................................................        91,182       91,182
      2.70%, Due 11/17/2008 ....................................................       182,358      182,358
   Wells Fargo Bank, 2.64%, Due 10/30/2008 .....................................       182,358      182,358
   Westpac Banking N.Y., 2.73%, Due 11/4/2008 ..................................       136,773      136,773
                                                                                                 ----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                                   5,401,473
                                                                                                 ----------
COMMERCIAL PAPER - 8.37%
   ING (US) Funding LLC,
      2.70%, Due 10/28/2008 ....................................................       182,358      181,989
      2.715%, Due 12/1/2008 ....................................................       113,974      113,450
   Long Lane Master Trust IV, 6.50%, Due 10/1/2008 .............................       140,000      140,000
   Westpac Banking N.Y., 2.72%, Due 11/17/2008 # ...............................       125,000      124,556
                                                                                                 ----------
   TOTAL COMMERCIAL PAPER                                                                           559,995
                                                                                                 ----------
REPURCHASE AGREEMENTS - 10.58%
   Barclays Capital, Inc., 2.20%, Due 10/1/2008 (Held at Bank of New York,
      Collateralized by U.S. Government Agency Obligations valued at $8,124,
      5.5%, 1/1/2038) ..........................................................         7,965        7,965
      7.25%, Due 10/1/2008 (Held at Bank of New York, Collateralized by Equity
         Securities valued at $183,750) ........................................       175,000      175,000
   Citigroup, Inc., 7.30%, Due 10/1/2008 (Held at Chase NYC, Collateralized by
      Equity Securities valued at $208,039) ....................................       200,000      200,000
   Deutsche Bank Securities, Inc., 7.20%, Due 10/1/2008 (Held at Bank of New
      York, Collateralized by Equity Securities valued at $341,250) ............       325,000      325,000
                                                                                                 ----------
   TOTAL REPURCHASE AGREEMENTS .................................................                    707,965
                                                                                                 ----------
TOTAL INVESTMENTS - 99.65% (COST $6,669,433) ...................................                 $6,669,433
OTHER ASSETS, NET OF LIABILITIES - 0.35% .......................................                     23,250
                                                                                                 ----------
TOTAL NET ASSETS - 100.00% .....................................................                 $6,692,683
                                                                                                 ==========

     Percentages are stated as a percent of net assets.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $124,556 or 1.86% of net assets. The Fund has no right to demand registration of these securities.


                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Mileage Fund's fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of September 30, 2008 is as follows (in thousands):

                                                 Investments
Valuation Inputs                                in Securities
----------------                                -------------
Level 1 - Quoted Prices                          $         0
Level 2 - Other significant observable inputs      6,669,433
Level 3 - Significant unobservable inputs                  0
                                                 -----------
Total                                            $ 6,669,433

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2008 is provided below.


STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
COMMON STOCKS -- 97.7%
CONSUMER DISCRETIONARY -- 8.6%
Abercrombie & Fitch Co. Class A                            15,846   $        625
Amazon.Com, Inc. (a)                                       57,792          4,205
Apollo Group, Inc. Class A (a)                             19,229          1,140
AutoNation, Inc. (a)                                       23,063            259
AutoZone, Inc. (a)                                          7,864            970
Bed Bath & Beyond, Inc. (a)                                46,645          1,465
Best Buy Co., Inc.                                         59,519          2,232
Big Lots, Inc. (a)                                         16,227            452
Black & Decker Corp.                                       11,737            713
Carnival Corp.                                             77,250          2,731
CBS Corp. Class B                                         120,203          1,753
Centex Corp.                                               24,082            390
Coach, Inc. (a)                                            63,228          1,583
Comcast Corp. Class A                                     522,348         10,254
D.R. Horton, Inc.                                          52,876            688
Darden Restaurants, Inc.                                   25,688            735
Dillard's, Inc. Class A                                    12,294            145
DIRECTV Group, Inc. (a)                                   104,377          2,732
Eastman Kodak Co.                                          54,482            838
eBay, Inc. (a)                                            200,303          4,483
Expedia, Inc. (a)                                          39,215            593
Family Dollar Stores, Inc.                                 27,158            644
Ford Motor Co. (a)                                        412,798          2,147
Fortune Brands, Inc.                                       27,745          1,591
GameStop Corp. (a)                                         29,000            992
Gannett Co., Inc.                                          42,074            711
Gap, Inc.                                                  81,298          1,445
General Motors Corp.                                       98,645            932
Genuine Parts Co.                                          30,709          1,235
Goodyear Tire & Rubber Co. (a)                             45,257            693
H&R Block, Inc.                                            58,415          1,329
Harley-Davidson, Inc.                                      43,201          1,611
Harman International Industries, Inc.                      10,521            358
Hasbro, Inc.                                               21,225            737
Home Depot, Inc.                                          306,512          7,936
Host Hotels & Resorts, Inc.                                91,365          1,214
International Game Technology                              55,119            947
Interpublic Group of Cos., Inc. (a)                        83,694            649
JC Penney Co., Inc.                                        40,310          1,344
Johnson Controls, Inc.                                    105,286          3,193
Jones Apparel Group, Inc.                                  13,434            249
KB HOME                                                    14,794            291
Kohl's Corp. (a)                                           56,033          2,582
Leggett & Platt, Inc.                                      27,898            608
Lennar Corp. Class A                                       27,931            424
Limited Brands                                             48,767            845
Liz Claiborne, Inc.                                        20,797            342
Lowe's Cos., Inc.                                         264,762          6,272
Macy's, Inc.                                               76,523          1,376
Marriot International, Inc. Class A                        52,821          1,378
Mattel, Inc.                                               66,976          1,208
McDonald's Corp.                                          201,425         12,428
McGraw-Hill, Inc.                                          56,766          1,794
Meredith Corp.                                              7,889            221

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
New York Times Co. Class A                                 22,922   $        328
Newell Rubbermaid, Inc.                                    51,593            890
News Corp. Class A                                        410,409          4,921
NIKE, Inc. Class B                                         68,052          4,553
Nordstrom, Inc.                                            30,833            889
Office Depot, Inc. (a)                                     51,256            298
Omnicom Group, Inc.                                        56,541          2,180
Polo Ralph Lauren Corp.                                    10,615            707
Pulte Homes, Inc.                                          41,426            579
Radioshack Corp.                                           26,203            453
Scripps Networks Interactive, Inc. Class A                 16,835            611
Sears Holdings Corp. (a)                                   10,274            961
Sherwin-Williams Co.                                       18,396          1,051
Snap-On, Inc.                                               9,512            501
Stanley Works                                              14,583            609
Staples, Inc.                                             128,133          2,883
Starbucks Corp. (a)                                       128,561          1,912
Starwood Hotels & Resorts Worldwide, Inc.                  33,647            947
Target Corp.                                              136,516          6,696
Tiffany & Co.                                              22,280            791
Time Warner, Inc.                                         639,673          8,386
TJX Cos., Inc.                                             77,806          2,375
V.F. Corp.                                                 15,193          1,175
Viacom, Inc. Class B (a)                                  113,922          2,830
Walt Disney Co.                                           335,945         10,310
Washington Post Co. Class B                                 1,060            590
Whirlpool Corp.                                            13,761          1,091
Wyndham Worldwide Corp.                                    34,299            539
Yum! Brands, Inc.                                          84,192          2,745
                                                                    ------------
                                                                         161,513
                                                                    ------------
CONSUMER STAPLES -- 11.9%
Altria Group, Inc.                                        373,799          7,416
Anheuser-Busch Cos., Inc.                                 127,403          8,266
Archer-Daniels-Midland Co.                                114,424          2,507
Avon Products, Inc.                                        77,160          3,208
Brown-Forman Corp. Class B                                 13,424            964
Campbell Soup Co.                                          39,265          1,516
Clorox Co.                                                 25,643          1,608
Coca-Cola Co.                                             359,011         18,984
Coca-Cola Enterprises, Inc.                                53,901            904
Colgate-Palmolive Co.                                      90,601          6,827
ConAgra Foods, Inc.                                        84,075          1,636
Constellation Brands, Inc. Class A (a)                     37,426            803
Costco Wholesale Corp.                                     77,289          5,018
CVS Corp.                                                 258,032          8,685
Dean Foods Co. (a)                                         25,258            590
Estee Lauder Cos, Inc. Class A                             20,552          1,026
General Mills, Inc.                                        60,132          4,132
H.J. Heinz Co.                                             55,669          2,782
Kellogg Co.                                                45,935          2,577
Kimberly-Clark Corp.                                       73,900          4,792
Kraft Foods, Inc.                                         273,810          8,967
Kroger Co.                                                116,076          3,190

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
CONSUMER STAPLES -- (CONTINUED)
Lorillard, Inc.                                            30,861   $      2,196
McCormick & Co., Inc.                                      22,353            859
Molson Coors Brewing Co., Class B                          26,062          1,218
Pepsi Bottling Group, Inc.                                 22,953            670
PepsiCo, Inc.                                             280,856         20,017
Philip Morris International, Inc.                         369,699         17,782
Procter & Gamble Co.                                      544,912         37,975
Reynolds American, Inc.                                    31,387          1,526
Safeway, Inc.                                              80,364          1,906
Sara Lee Corp.                                            130,834          1,652
SuperValu, Inc.                                            37,648            817
Sysco Corp.                                               106,809          3,293
The Hershey Company                                        29,582          1,170
Tyson Foods, Inc., Class A                                 46,035            550
UST Corp.                                                  26,637          1,772
Wal-Mart Stores, Inc.                                     402,402         24,100
Walgreen Co.                                              176,718          5,471
Whole Foods Market, Inc.                                   25,433            509
Wrigley Wm., Jr. Co.                                       38,648          3,069
                                                                    ------------
                                                                         222,950
                                                                    ------------
ENERGY -- 12.6%
Anadarko Petroleum Corp.                                   83,326          4,042
Apache Corp.                                               59,525          6,207
Baker Hughes, Inc.                                         54,878          3,322
BJ Services Co.                                            52,248            999
Cabot Oil & Gas Corp.                                      17,400            629
Cameron International Corp. (a)                            38,000          1,464
Chesapeake Energy Corp.                                    93,782          3,363
Chevron Corp.                                             368,846         30,422
ConocoPhillips                                            272,630         19,970
Devon Energy Corp.                                         78,951          7,200
El Paso Corp.                                             123,192          1,572
ENSCO International, Inc.                                  26,077          1,503
EOG Resources, Inc.                                        44,317          3,965
ExxonMobil Corp.                                          933,272         72,478
Halliburton Co.                                           157,734          5,109
Hess Corp.                                                 50,901          4,178
Marathon Oil Corp.                                        126,277          5,035
Murphy Oil Corp.                                           33,841          2,171
Nabors Industries, Ltd. (a)                                51,604          1,286
National Oilwell Varco, Inc. (a)                           75,157          3,775
Noble Corp.                                                47,918          2,104
Noble Energy, Inc.                                         31,510          1,752
Occidental Petroleum Corp.                                146,844         10,345
Pioneer Natural Resources Co.                              21,600          1,129
Range Resources Corp.                                      27,200          1,166
Rowan Cos., Inc.                                           19,520            596
Schlumberger, Ltd.                                        215,175         16,803
Smith International, Inc.                                  39,634          2,324
Sunoco, Inc.                                               21,584            768
Tesoro Corp.                                               26,365            435
Transocean, Inc. (a)                                       57,635          6,331
Valero Energy Corp.                                        95,009          2,879
Weatherford International Ltd. (a)                        120,910          3,040

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
Williams Cos., Inc.                                       104,468   $      2,471
XTO Energy, Inc.                                           96,152          4,473
                                                                    ------------
                                                                         235,306
                                                                    ------------
FINANCIALS -- 15.7%
AFLAC, Inc.                                                84,490          4,964
Allstate Corp.                                             96,306          4,442
American Capital Ltd.                                      34,302            875
American Express Co.                                      209,364          7,418
American International Group, Inc.                        483,466          1,610
Ameriprise Financial, Inc.                                 39,907          1,524
AON Corp.                                                  50,247          2,259
Apartment Investment & Management Co. Class A              14,085            493
Assurant, Inc.                                             21,431          1,179
AvalonBay Communities, Inc.                                13,353          1,314
Bank of America Corp.                                     819,462         28,681
Bank of New York Mellon Corp.                             207,685          6,766
BB&T Corp.                                                 99,670          3,767
Boston Properties, Inc.                                    21,667          2,029
Capital One Financial Corp.                                68,463          3,492
CB Richard Ellis Group, Inc. Class A (a)                   29,875            399
Charles Schwab Corp.                                      166,093          4,318
Chubb Corp.                                                65,575          3,600
Cincinnati Financial Corp.                                 28,114            800
CIT Group, Inc.                                            54,842            382
Citigroup, Inc.                                           980,602         20,112
CME Group, Inc.                                            12,091          4,492
Comerica, Inc.                                             27,144            890
Developers Diversified Realty Corp.                        22,824            723
Discover Financial Services                                85,605          1,183
E*Trade Financial Corp. (a)                                81,315            228
Equity Residential                                         49,057          2,179
Federated Investors, Inc. Class B                          15,270            441
Fidelity National Information Services, Inc.               30,977            572
Fifth Third Bancorp                                       107,116          1,275
First Horizon National Corp.                               39,547            370
Franklin Resources, Inc.                                   26,880          2,369
General Growth Properties, Inc.                            38,093            575
Genworth Financial, Inc. Class A                           79,351            683
Goldman Sachs Group, Inc.                                  78,500         10,048
Hartford Financial Services Group, Inc.                    53,297          2,185
HCP, Inc.                                                  43,100          1,730
Hudson City Bancorp, Inc.                                  95,992          1,771
Huntington Bancshares, Inc.                                64,656            517
IntercontinentalExchange, Inc. (a)                         13,980          1,128
Invesco Ltd.                                               69,400          1,456
J.P. Morgan Chase & Co.                                   661,415         30,888
Janus Capital Group, Inc.                                  26,407            641
KeyCorp                                                    86,875          1,037
Kimco Realty Corp.                                         41,069          1,517
Legg Mason, Inc.                                           26,342          1,003
Lender Processing Services, Inc.                            1,549             47

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
FINANCIALS -- (CONTINUED)
Leucadia National Corp.                                    31,136   $      1,415
Lincoln National Corp.                                     46,692          1,999
Loews Corp.                                                66,231          2,615
M & T Bank Corp.                                           14,137          1,262
Marsh & McLennan Cos., Inc.                                91,753          2,914
Marshall & Ilsley Corp.                                    45,493            917
Mastercard, Inc. Class A                                   13,000          2,305
MBIA, Inc.                                                 41,484            494
Merrill Lynch & Co., Inc.                                 274,590          6,947
MetLife, Inc.                                             119,696          6,703
MGIC Investment Corp.                                      18,100            127
Moody's Corp.                                              35,466          1,206
Morgan Stanley                                            200,130          4,603
National City Corp.                                       145,254            254
Northern Trust Corp.                                       40,006          2,888
NYSE Euronext                                              48,800          1,912
Plum Creek Timber Co., Inc.                                30,811          1,536
PNC Financial Services Group, Inc.                         62,751          4,687
Principal Financial Group, Inc.                            46,591          2,026
Progressive Corp.                                         121,701          2,118
ProLogis                                                   48,091          1,985
Prudential Financial, Inc.                                 76,139          5,482
Public Storage, Inc.                                       22,787          2,256
Regions Financial Corp.                                   122,289          1,174
Reinsurance Group of America, Inc. Class B (a)              3,621            172
Simon Property Group, Inc.                                 40,600          3,938
SLM Corp. (a)                                              83,254          1,027
Sovereign Bancorp, Inc.                                    85,574            338
State Street Corp. (b)                                     77,325          4,398
SunTrust Banks, Inc.                                       64,218          2,889
T. Rowe Price Group, Inc.                                  47,575          2,555
Torchmark Corp.                                            15,621            934
Travelers Cos, Inc.                                       105,104          4,751
U.S. Bancorp                                              313,152         11,280
Unum Group                                                 61,629          1,547
Vornado Realty Trust                                       24,734          2,250
Wachovia Corp.                                            384,978          1,347
Washington Mutual, Inc.                                   263,241             22
Wells Fargo Co.                                           593,693         22,281
Western Union Co.                                         133,585          3,296
XL Capital, Ltd. Class A                                   54,468            977
Zions Bancorp                                              17,953            695
                                                                    ------------
                                                                         294,894
                                                                    ------------
HEALTH CARE -- 12.7%
Abbott Laboratories                                       277,406         15,973
Aetna, Inc.                                                86,050          3,107
Allergan, Inc.                                             56,092          2,889
AmerisourceBergen Corp.                                    29,893          1,125
Amgen, Inc. (a)                                           191,336         11,340
Applied Biosystems, Inc.                                   29,573          1,013
Barr Pharmaceuticals, Inc. (a)                             18,923          1,236
Baxter International, Inc.                                111,961          7,348
Becton, Dickinson & Co.                                    43,597          3,499

                                                                       MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
Biogen Idec, Inc. (a)                                      53,431   $      2,687
Boston Scientific Corp. (a)                               271,434          3,330
Bristol-Myers Squibb Co.                                  353,338          7,367
C.R. Bard, Inc.                                            17,597          1,669
Cardinal Health, Inc.                                      65,057          3,206
Celgene Corp. (a)                                          82,318          5,209
CIGNA Corp.                                                51,596          1,753
Coventry Health Care, Inc. (a)                             27,603            898
Covidien Ltd.                                              90,604          4,871
DaVita, Inc. (a)                                           18,700          1,066
Eli Lilly & Co.                                           178,675          7,867
Express Scripts, Inc. (a)                                  44,699          3,300
Forest Laboratories, Inc. (a)                              54,802          1,550
Genzyme Corp. (a)                                          48,692          3,939
Gilead Sciences, Inc. (a)                                 164,799          7,512
Hospira, Inc. (a)                                          28,503          1,089
Humana, Inc. (a)                                           29,507          1,216
IMS Health, Inc.                                           34,832            659
Intuitive Surgical, Inc. (a)                                6,900          1,663
Johnson & Johnson                                         501,749         34,761
King Pharmaceuticals, Inc. (a)                             48,592            465
Laboratory Corp. of America Holdings (a)                   20,622          1,433
McKesson Corp.                                             50,655          2,726
Medco Health Solutions, Inc. (a)                           92,068          4,143
Medtronic, Inc.                                           200,878         10,064
Merck & Co., Inc.                                         384,219         12,126
Millipore Corp. (a)                                         9,535            656
Mylan Laboratories Inc. (a)                                51,709            591
Patterson Cos., Inc. (a)                                   14,794            450
Pfizer, Inc.                                            1,215,871         22,421
Quest Diagnostics, Inc.                                    28,100          1,452
Schering-Plough Corp.                                     288,755          5,333
St. Jude Medical, Inc. (a)                                 60,726          2,641
Stryker Corp.                                              43,689          2,722
Tenet Healthcare Corp. (a)                                 66,670            370
Thermo Fisher Scientific, Inc. (a)                         76,024          4,181
UnitedHealth Group, Inc.                                  221,296          5,619
Varian Medical Systems, Inc. (a)                           22,860          1,306
Watson Pharmaceuticals, Inc. (a)                           17,346            494
Wellpoint, Inc. (a)                                        90,938          4,253
Wyeth                                                     240,487          8,884
Zimmer Holdings, Inc. (a)                                  39,752          2,566
                                                                    ------------
                                                                         238,038
                                                                    ------------
INDUSTRIALS -- 11.0%
3M Co.                                                    124,972          8,537
Allied Waste Industries, Inc. (a)                          60,230            669
Avery Dennison Corp.                                       18,988            845
Boeing Co.                                                134,188          7,696
Burlington Northern Santa Fe Corp.                         50,282          4,648
Caterpillar, Inc.                                         109,679          6,537
CH Robinson Worldwide, Inc.                                30,461          1,552
Cintas Corp.                                               25,088            720
Cooper Industries, Ltd. Class A                            32,034          1,280
CSX Corp.                                                  73,538          4,013

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
INDUSTRIALS -- (CONTINUED)
Cummins, Inc.                                              37,258   $      1,629
Danaher Corp.                                              45,186          3,136
Deere & Co.                                                78,137          3,868
Domtar Corp. (a)(c)                                            11             --
Dover Corp.                                                34,295          1,391
Eaton Corp.                                                30,295          1,702
Emerson Electric Co.                                      141,248          5,761
Equifax, Inc.                                              23,683            816
Expeditors International Washington, Inc.                  37,320          1,300
Fastenal Co.                                               23,200          1,146
FedEx Corp.                                                55,100          4,355
Fluor Corp.                                                31,260          1,741
General Dynamics Corp.                                     71,061          5,232
General Electric Co.                                    1,786,733         45,562
Goodrich Co.                                               22,145            921
Honeywell International, Inc.                             134,181          5,575
Illinois Tool Works, Inc.                                  72,471          3,221
Ingersoll-Rand Co. Class A                                 58,457          1,822
ITT Industries, Inc.                                       33,492          1,862
Jacobs Engineering Group, Inc. (a)                         21,700          1,179
L-3 Communications Holdings, Inc.                          22,303          2,193
Lockheed Martin Corp.                                      60,252          6,608
Manitowoc Co., Inc.                                        24,000            373
Masco Corp.                                                67,523          1,211
Monster Worldwide, Inc. (a)                                22,609            337
Norfolk Southern Corp.                                     66,755          4,420
Northrop Grumman Corp.                                     60,811          3,681
PACCAR, Inc.                                               64,874          2,478
Pall Corp.                                                 22,209            764
Parker-Hannifin Corp.                                      29,603          1,569
Pitney Bowes, Inc.                                         36,727          1,222
Precision Castparts Corp.                                  25,507          2,009
R.R. Donnelley & Sons Co.                                  38,309            940
Raytheon Co.                                               75,882          4,060
Robert Half International, Inc.                            30,440            753
Rockwell Automation, Inc.                                  27,505          1,027
Rockwell Collins, Inc.                                     29,931          1,439
Ryder Systems, Inc.                                         9,821            609
Southwest Airlines Co.                                    128,486          1,864
Terex Corp. (a)                                            17,435            532
Textron, Inc.                                              45,239          1,325
Total System Services, Inc.                                37,775            620
Tyco Electronics Ltd.                                      86,204          2,384
Tyco International Ltd.                                    84,061          2,944
Union Pacific Corp.                                        92,268          6,566
United Parcel Service, Inc. Class B                       180,546         11,355
United Technologies Corp.                                 172,578         10,365
W.W. Grainger, Inc.                                        12,169          1,058
Waste Management, Inc.                                     89,439          2,816
                                                                    ------------
                                                                         206,238
                                                                    ------------
INFORMATION TECHNOLOGY -- 15.0%
Adobe Systems, Inc. (a)                                    95,957          3,787
Advanced Micro Devices, Inc. (a)                          114,986            604

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
Affiliated Computer Services, Inc. Class A (a)             16,737   $        847
Agilent Technologies, Inc. (a)                             63,768          1,891
Akamai Technologies, Inc. (a)                              29,424            513
Altera Corp.                                               52,854          1,093
Amphenol Corp. Class A                                     31,900          1,280
Analog Devices, Inc.                                       50,269          1,325
Apple Computer, Inc. (a)                                  158,884         18,059
Applied Materials, Inc.                                   240,807          3,643
Autodesk, Inc. (a)                                         41,676          1,398
Automatic Data Processing, Inc.                            92,817          3,968
BMC Software, Inc. (a)                                     35,621          1,020
Broadcom Corp. Class A (a)                                 78,159          1,456
CA, Inc.                                                   68,199          1,361
CIENA Corp. (a)                                            14,529            146
Cisco Systems, Inc. (a)                                 1,061,819         23,955
Citrix Systems, Inc. (a)                                   33,467            845
Cognizant Technology Solutions Corp. Class A (a)           50,084          1,143
Computer Sciences Corp. (a)                                28,244          1,135
Compuware Corp. (a)                                        51,350            498
Convergys Corp. (a)                                        20,035            296
Corning, Inc.                                             280,576          4,388
Dell, Inc. (a)                                            315,250          5,195
Electronic Arts, Inc. (a)                                  58,200          2,153
EMC Corp. (a)                                             372,584          4,456
Fiserv, Inc. (a)                                           29,952          1,417
Google, Inc. Class A (a)                                   42,890         17,178
Harris Corp.                                               24,100          1,113
Hewlett-Packard Co.                                       439,316         20,314
Intel Corp.                                             1,008,356         18,887
International Business Machines Corp.                     243,242         28,450
Intuit, Inc. (a)                                           58,463          1,848
Jabil Circuit, Inc.                                        39,951            381
Juniper Networks, Inc. (a)                                 96,293          2,029
KLA-Tencor Corp.                                           30,405            962
Lexmark International Group, Inc. Class A (a)              15,842            516
Linear Technology Corp.                                    40,863          1,253
LSI Corp. (a)                                             112,662            604
MEMC Electronic Materials, Inc. (a)                        40,878          1,155
Microchip Technology, Inc.                                 33,189            977
Micron Technology, Inc. (a)                               142,362            577
Microsoft Corp.                                         1,410,035         37,634
Molex, Inc.                                                24,805            557
Motorola, Inc.                                            399,965          2,856
National Semiconductor Corp.                               32,396            558
NetApp, Inc. (a)                                           61,157          1,115
Nortel Networks Corp. (a)                                   2,050              5
Novell, Inc. (a)                                           68,720            353
Novellus Systems, Inc. (a)                                 20,030            393
NVIDIA Corp. (a)                                          100,756          1,079
Oracle Corp. (a)                                          702,262         14,263
Paychex, Inc.                                              58,038          1,917
PerkinElmer, Inc.                                          21,118            527

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
QLogic Corp. (a)                                           24,322   $        374
QUALCOMM, Inc.                                            296,811         12,754
Salesforce.com, Inc. (a)                                   18,600            900
SanDisk Corp. (a)                                          40,167            785
Sun Microsystems, Inc. (a)                                142,341          1,082
Symantec Corp. (a)                                        153,463          3,005
Tellabs, Inc. (a)                                          73,830            300
Teradata Corp. (a)                                         33,520            654
Teradyne, Inc. (a)                                         27,649            216
Texas Instruments, Inc.                                   236,399          5,083
Unisys Corp. (a)                                           69,807            192
VeriSign, Inc. (a)                                         33,421            872
Waters Corp. (a)                                           18,665          1,086
Xerox Corp.                                               161,834          1,866
Xilinx, Inc.                                               52,202          1,224
Yahoo!, Inc. (a)                                          246,219          4,260
                                                                    ------------
                                                                         280,026
                                                                    ------------
MATERIALS -- 3.5%
Air Products & Chemicals, Inc.                             38,309          2,624
AK Steel Holding Corp.                                     20,000            518
Alcoa, Inc.                                               144,949          3,273
Allegheny Technologies, Inc.                               17,528            518
Ashland, Inc.                                              10,700            313
Ball Corp.                                                 17,562            694
Bemis Co., Inc.                                            17,262            452
CF Industries Holdings, Inc.                               10,150            928
Consol Energy, Inc.                                        33,273          1,527
Dow Chemical Co.                                          168,728          5,362
E.I. Du Pont de Nemours & Co.                             160,712          6,477
Eastman Chemical Co.                                       14,204            782
Ecolab, Inc.                                               31,366          1,522
Freeport-McMoRan Copper & Gold, Inc. Class B               68,252          3,880
Hercules, Inc.                                             23,050            456
International Flavors & Fragrances, Inc.                   14,331            565
International Paper Co.                                    76,311          1,998
Massey Energy Co.                                          14,300            510
MeadWestvaco Corp.                                         32,320            753
Monsanto Co.                                               98,955          9,795
Newmont Mining Corp.                                       80,406          3,117
Nucor Corp.                                                55,954          2,210
Pactiv Corp. (a)                                           23,915            594
Peabody Energy Corp.                                       48,324          2,175
PPG Industries, Inc.                                       29,871          1,742
Praxair, Inc.                                              55,711          3,997
Rohm & Haas Co.                                            23,306          1,631
Sealed Air Corp.                                           28,492            627
Sigma-Aldrich Corp.                                        23,834          1,249
Titanium Metals Corp.                                      16,600            188
United States Steel Corp.                                  20,978          1,628
Vulcan Materials Co.                                       19,361          1,442
Weyerhaeuser Co.                                           38,837          2,353
                                                                    ------------
                                                                          65,900
                                                                    ------------

                                                                        MARKET
                                                                        VALUE
                                                         SHARES         (000)
                                                       ----------   ------------
TELECOMMUNICATION SERVICES -- 3.0%
American Tower Corp. Class A (a)                           71,500   $      2,572
AT&T, Inc.                                              1,057,950         29,538
CenturyTel, Inc.                                           19,441            713
Embarq Corp.                                               27,597          1,119
Fairpoint Communications, Inc. (c)                              8             --
Frontier Communications Corp.                              60,384            694
JDS Uniphase Corp. (a)                                     42,723            361
Qwest Communications International, Inc.                  283,890            917
Sprint Nextel Corp.                                       517,465          3,157
Verizon Communications, Inc.                              512,466         16,445
Windstream Corp.                                           79,613            871
                                                                    ------------
                                                                          56,387
                                                                    ------------
UTILITIES -- 3.7%
AES Corp. (a)                                             117,495          1,373
Allegheny Energy, Inc.                                     30,759          1,131
Ameren Corp.                                               38,360          1,497
American Electric Power Co., Inc.                          73,352          2,716
CenterPoint Energy, Inc.                                   57,611            839
CMS Energy Corp.                                           38,856            485
Consolidated Edison, Inc.                                  50,152          2,155
Constellation Energy Group, Inc.                           31,414            763
Dominion Resources, Inc.                                  102,662          4,392
DTE Energy Co.                                             30,484          1,223
Duke Energy Corp.                                         224,320          3,910
Dynegy, Inc. (a)                                           82,690            296
Edison International                                       59,519          2,375
Entergy Corp.                                              34,098          3,035
Exelon Corp.                                              118,421          7,416
FirstEnergy Corp.                                          54,107          3,625
FPL Group, Inc.                                            72,521          3,648
Integrys Energy Group, Inc.                                12,916            645
Nicor, Inc.                                                 9,100            404
NiSource, Inc.                                             49,982            738
Pepco Holdings, Inc.                                       36,900            845
PG&E Corp.                                                 65,426          2,450
Pinnacle West Capital Corp.                                17,760            611
PPL Corp.                                                  66,075          2,446
Progress Energy, Inc.                                      46,981          2,026
Public Service Enterprise Group, Inc.                      90,124          2,955
Questar Corp.                                              30,268          1,239
Sempra Energy                                              45,786          2,311
Southern Co.                                              139,143          5,244
Southwestern Energy Co. (a)                                61,200          1,869
Spectra Energy Corp.                                      108,698          2,587
TECO Energy, Inc.                                          35,651            561
Xcel Energy, Inc.                                          77,251          1,544
                                                                    ------------
                                                                          69,354
                                                                    ------------
TOTAL COMMON STOCKS
(Cost $1,384,342,196)                                                  1,830,606
                                                                    ------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                           PAR          MARKET
                                                         AMOUNT         VALUE
                                                          (000)         (000)
                                                       ----------   ------------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury
Bill(d)(e) 1.6% due 12/11/08                           $    2,936   $      2,927
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $2,926,851)                                                          2,927
                                                                    ------------

                                                                        MARKET
                                                         SHARES         VALUE
                                                          (000)         (000)
                                                       ----------   ------------
MONEY MARKET FUNDS -- 1.5%
AIM Short Term Investment
   Prime Portfolio                                         27,402   $     27,402
Federated Money Market Obligations Trust                      568            568
                                                                    ------------
TOTAL MONEY MARKET FUNDS
(Cost $27,969,505)                                                        27,970
                                                                    ------------
TOTAL INVESTMENTS+ -- 99.4%
(identified cost $1,415,238,552)(e)                                    1,861,503
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                             10,398
                                                                    ------------
NET ASSETS -- 100.0%                                                $  1,871,901
                                                                    ============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008 was $623,254,779 and $176,990,786
     respectively, resulting in net unrealized appreciation of investments of $446,263,993.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                                  NUMBER      UNREALIZED
                                                    OF       DEPRECIATION
                                                 CONTRACTS       (000)
                                                ----------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long)
   Expiration Date 09/2008                             721   $     (3,046)
                                                             ------------
Total unrealized depreciation on open futures
   contracts purchased                                       $     (3,046)
                                                             ============

(+) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                     INVESTMENTS        OTHER
VALUATION                IN           FINANCIAL
INPUTS               SECURITIES     INSTRUMENTS*
- ----------------   --------------   ------------
Level 1 -
   Quoted Prices   $1,830,606,190   $(3,046,232)

Level 2 -
   Other
   Significant
   Observable
   Inputs              30,896,356            --

Level 3 -
   Significant
   Unobservable

Inputs                         --            --
                   --------------   -----------
   TOTAL           $1,861,502,546   $(3,046,232)
                   ==============   ===========

*    Other financial instruments include futures contracts.

In March 2008, the Financial Accounting Standards board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at September 30, 2008 is listed in the Portfolio of Investments.

                                                                                        Income
                                                                                        Earned
                                 Shares                                               for the 9    Realized
                             purchased for    Shares sold                               months       Gain
                Number of     the 9 months        for         Number of    Value at     ended     on shares
  Security     shares held       ended        the 9 months   shares held    9/30/08    9/30/08       sold
 Description   at 12/31/07      9/30/08      ended 9/30/08    at 9/30/08     (000)      (000)       (000)
- ------------   -----------   -------------   -------------   -----------   --------   ---------   ---------
State Street
   Corp.          70,325         12,500          5,500          77,325      $4,398        34          56

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2008 is provided below.


Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%         DG FastChannel, Inc. (a)                                             6,300         $    138,096
                                    Greenfield Online, Inc. (a)                                         11,600              201,840
                                    Harte-Hanks, Inc.                                                   15,200              157,624
                                    inVentiv Health, Inc. (a)                                           13,700              241,942
                                    Marchex, Inc. Class B                                                9,800              100,842
                                    National CineMedia, Inc.                                            17,370              191,939
                                    R.H. Donnelley Corp. (a)                                            28,000               55,720
                                    Valassis Communications, Inc. (a)                                   18,900              163,674
                                    ValueClick, Inc. (a)                                                36,480              373,190
                                                                                                                       ------------
                                                                                                                          1,624,867
- ---------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.0%                    AeroVironment, Inc. (a)                                              4,200              134,190
                                    Argon ST, Inc. (a)                                                   5,400              126,846
                                    Ascent Solar Technologies, Inc. (a)                                  3,100               18,848
                                    Curtiss-Wright Corp.                                                18,468              839,371
                                    Ducommun, Inc.                                                       4,400              105,072
                                    Heico Corp. (b)                                                      8,826              289,669
                                    LMI Aerospace, Inc. (a)                                              3,600               72,396
                                    Ladish Co., Inc. (a)                                                 6,000              121,500
                                    Moog, Inc. Class A (a)                                              17,613              755,245
                                    Orbital Sciences Corp. (a)                                          24,135              578,516
                                    Teledyne Technologies, Inc. (a)                                     14,634              836,479
                                    TransDigm Group, Inc. (a)                                           13,700              468,951
                                                                                                                       ------------
                                                                                                                          4,347,083
- ---------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing &              AgFeed Industries, Inc. (a)(b)                                       8,200               64,780
Ranching - 0.1%                     Alico, Inc.                                                          1,500               71,145
                                    The Andersons, Inc.                                                  7,500              264,150
                                    Cadiz, Inc. (a)                                                      4,900               93,443
                                    Calavo Growers, Inc.                                                 4,300               53,578
                                    HQ Sustainable Maritime Industries, Inc. (a)                         2,800               14,168
                                                                                                                       ------------
                                                                                                                            561,264
- ---------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                AAR Corp. (a)                                                       15,968              264,909
                                    AirTran Holdings, Inc. (a)(b)                                       47,720              115,960
                                    Alaska Air Group, Inc. (a)                                          14,898              303,770
                                    Allegiant Travel Co. (a)                                             5,600              197,792
                                    Atlas Air Worldwide Holdings, Inc. (a)                               5,500              221,705
                                    Bristow Group, Inc. (a)                                              9,485              320,972
                                    Hawaiian Holdings, Inc. (a)                                         16,400              152,192
                                    JetBlue Airways Corp. (a)                                           71,300              352,935
                                    PHI, Inc. (a)                                                        5,600              206,808
                                    Republic Airways Holdings, Inc. (a)                                 14,400              146,736
                                    SkyWest, Inc.                                                       24,100              385,118
                                    UAL Corp. (b)                                                       50,700              445,653
                                    US Airways Group, Inc. (a)(b)                                       45,000              271,350
                                                                                                                       ------------
                                                                                                                          3,385,900
- ---------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                     Kaiser Aluminum Corp.                                                6,100              261,995
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%     ATC Technology Corp. (a)                                             8,743         $    207,559
                                    Commercial Vehicle Group, Inc. (a)                                   8,850               62,924
                                    Dorman Products, Inc. (a)                                            5,600               70,168
                                    Superior Industries International, Inc.                              9,499              182,001
                                                                                                                       ------------
                                                                                                                            522,652
- ---------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment -    American Axle & Manufacturing Holdings, Inc.                        19,000              101,840
0.4%                                Amerigon Inc. (a)                                                    9,100               59,878
                                    ArvinMeritor, Inc.                                                  30,400              396,416
                                    Dana Holding Corp. (a)                                              40,900              197,956
                                    Fuel Systems Solutions, Inc. (a)                                     5,000              172,250
                                    Hayes Lemmerz International, Inc. (a)                               41,700              113,841
                                    Lear Corp. (a)                                                      26,480              278,040
                                    Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)            28,600               36,894
                                    Sauer-Danfoss, Inc.                                                  4,473              110,438
                                    Stoneridge, Inc. (a)                                                 6,000               67,500
                                    Tenneco, Inc. (a)                                                   19,300              205,159
                                    Visteon Corp. (a)                                                   53,900              125,048
                                    Wonder Auto Technology, Inc. (a)                                     6,100               39,101
                                                                                                                       ------------
                                                                                                                          1,904,361
- ---------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%         Accuride Corp. (a)                                                  16,400               26,240
                                    Force Protection, Inc. (a)                                          28,100               75,308
                                    Modine Manufacturing Co.                                            13,294              192,497
                                    Spartan Motors, Inc.                                                13,400               42,612
                                    Wabash National Corp.                                               12,645              119,495
                                                                                                                       ------------
                                                                                                                            456,152
- ---------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%         Signature Bank (a)                                                  12,300              429,024
- ---------------------------------------------------------------------------------------------------------------------------------
Banks: Non U.S. Banks - 0.0%        Banco Latinoamericano de Exportaciones, SA 'E'                      11,300              162,946
- ---------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York             1st Source Corp.                                                     5,584              131,224
City - 6.7%                         Abington Bancorp, Inc.                                              10,080              102,010
                                    Amcore Financial, Inc.                                               9,525               88,106
                                    Ameris Bancorp                                                       6,400               95,040
                                    Ames National Corp. (b)                                              3,300               85,635
                                    Arrow Financial Corp.                                                3,800              111,758
                                    BancTrust Financial Group, Inc.                                      8,400              110,208
                                    Bancfirst Corp.                                                      2,990              144,507
                                    Bank of the Ozarks, Inc.                                             4,400              118,800
                                    BankFinancial Corp.                                                  8,100              118,908
                                    Banner Corp.                                                         4,513               54,201
                                    Beneficial Mutual Bancorp, Inc. (a)                                 13,500              170,775
                                    Boston Private Financial Holdings, Inc.                             20,833              182,080
                                    Bryn Mawr Bank Corp.                                                 3,000               65,940
                                    CVB Financial Corp.                                                 27,365              380,374
                                    Camden National Corp.                                                3,200              111,840
                                    Capital City Bank Group, Inc.                                        4,721              148,003
                                    Capitol Bancorp Ltd. (b)                                             5,900              114,991
                                    Cardinal Financial Corp.                                            10,000               80,800

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Cascade Bancorp (b)                                                  9,225         $     82,010
                                    Cathay General Bancorp                                              20,444              486,567
                                    Centerstate Banks of Florida, Inc.                                   4,200               75,054
                                    Central Pacific Financial Corp.                                     11,848              199,165
                                    Chemical Financial Corp.                                             9,848              306,667
                                    Citizens & Northern Corp. (b)                                        4,400               94,820
                                    Citizens Banking Corp. (b)                                          35,387              108,992
                                    City Holding Co.                                                     6,693              282,779
                                    CityBank                                                             5,698               88,889
                                    Clifton Savings Bancorp, Inc.                                        2,600               31,174
                                    CoBiz Financial, Inc.                                                8,826              106,000
                                    The Colonial BancGroup, Inc. (b)                                    83,400              655,524
                                    Columbia Banking System, Inc.                                        7,441              131,929
                                    Community Bank System, Inc.                                         12,400              311,860
                                    Community Trust Bancorp, Inc.                                        6,223              214,071
                                    Corus Bankshares, Inc. (b)                                          15,504               62,791
                                    East-West Bancorp, Inc. (b)                                         24,900              341,130
                                    Encore Bancshares, Inc. (a)                                          2,800               50,400
                                    Enterprise Financial Services Corp. (b)                              4,200               94,752
                                    Farmers Capital Bank Corp.                                           2,700               72,954
                                    Financial Institutions, Inc.                                         4,500               90,045
                                    First BanCorp (b)                                                   29,400              325,164
                                    First Bancorp                                                        5,036               86,116
                                    First Bancorp, Inc.                                                  3,800               74,480
                                    First Busey Corp. (b)                                               10,514              192,722
                                    First Commonwealth Financial Corp. (b)                              30,240              407,333
                                    First Community Bancshares, Inc.                                     3,794              142,351
                                    First Financial Bancorp                                             15,487              226,110
                                    First Financial Bankshares, Inc.                                     8,553              443,730
                                    First Financial Corp.                                                4,644              218,175
                                    First Merchants Corp.                                                7,546              172,049
                                    First Midwest Bancorp, Inc.                                         19,000              460,560
                                    First South Bancorp, Inc. (b)                                        3,800               65,626
                                    FirstMerit Corp.                                                    32,200              676,200
                                    Fox Chase Bancorp, Inc. (a)                                          2,500               29,250
                                    Frontier Financial Corp. (b)                                        19,466              261,428
                                    Glacier Bancorp, Inc.                                               22,264              551,479
                                    Greene County Bancshares, Inc.                                       5,400              126,954
                                    Guaranty Bancorp (a)                                                21,100              128,710
                                    Hancock Holding Co.                                                 10,654              543,354
                                    Hanmi Financial Corp.                                               15,404               77,790
                                    Harleysville National Corp.                                         12,936              219,653
                                    Heartland Financial USA, Inc. (b)                                    4,800              120,288
                                    Heritage Commerce Corp.                                              5,400               82,188
                                    Home Bancshares, Inc.                                                4,860              125,728
                                    Independent Bank Corp./MA                                            6,745              210,242
                                    Integra Bank Corp.                                                   8,574               68,421

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    International Bancshares Corp.                                      21,110         $    569,970
                                    Investors Bancorp, Inc. (a)                                         18,200              273,910
                                    Lakeland Bancorp, Inc.                                               7,605               88,902
                                    Lakeland Financial Corp.                                             5,100              111,996
                                    MB Financial, Inc.                                                  14,383              475,646
                                    MainSource Financial Group, Inc.                                     7,719              151,292
                                    Midwest Banc Holdings, Inc.                                         10,380               41,520
                                    NBT Bancorp, Inc.                                                   13,213              395,333
                                    Nara Bancorp, Inc.                                                   9,400              105,280
                                    National Penn Bancshares, Inc. (b)                                  32,865              479,829
                                    Northfield Bancorp, Inc. (a)                                         7,000               84,770
                                    Old National Bancorp (b)                                            27,395              548,448
                                    Old Second Bancorp, Inc. (b)                                         5,722              105,971
                                    Oriental Financial Group                                            10,018              178,921
                                    PacWest Bancorp                                                     10,111              289,073
                                    Pacific Capital Bancorp                                             19,062              387,912
                                    Pacific Continental Corp.                                            4,700               68,808
                                    Park National Corp. (b)                                              4,515              352,170
                                    Peapack-Gladstone Financial Corp. (b)                                3,400              113,900
                                    Pennsylvania Commerce Bancorp, Inc. (a)                              2,800               83,468
                                    Peoples Bancorp, Inc.                                                4,210               91,652
                                    Pinnacle Financial Partners, Inc. (a)                                9,300              286,440
                                    Piper Jaffray Cos. (a)                                               7,700              333,025
                                    Premierwest Bancorp (b)                                              9,600               77,472
                                    PrivateBancorp, Inc. (b)                                             8,296              345,611
                                    Prosperity Bancshares, Inc.                                         16,200              550,638
                                    Provident Bankshares Corp.                                          12,124              117,724
                                    Renasant Corp.                                                       8,698              188,834
                                    Republic Bancorp, Inc. Class A                                       3,354              101,693
                                    S&T Bancorp, Inc.                                                    9,863              363,254
                                    SCBT Financial Corp.                                                 3,963              149,009
                                    SVB Financial Group (a)                                             11,900              689,248
                                    SY Bancorp, Inc.                                                     5,530              169,329
                                    Sandy Spring Bancorp, Inc.                                           6,814              150,589
                                    Santander BanCorp                                                    1,203               12,992
                                    Seacoast Banking Corp. of Florida (b)                                6,258               67,148
                                    Shore Bancshares, Inc.                                               4,000              102,800
                                    Sierra Bancorp                                                       3,500               73,010
                                    Simmons First National Corp. Class A                                 5,700              202,920
                                    Smithtown Bancorp, Inc.                                              4,100               92,250
                                    The South Financial Group, Inc. (b)                                 30,100              220,633
                                    Southside Bancshares, Inc.                                           5,049              127,235
                                    Southwest Bancorp, Inc.                                              6,000              106,020
                                    State Bancorp, Inc.                                                  5,900               87,910
                                    StellarOne Corp.                                                     9,300              192,231
                                    Sterling Bancshares, Inc.                                           30,214              315,736
                                    Suffolk Bancorp                                                      4,000              157,640

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Sun Bancorp, Inc. (a)                                                5,728         $     77,614
                                    Susquehanna Bancshares, Inc.                                        35,556              694,053
                                    Texas Capital Bancshares, Inc. (a)                                  10,261              213,018
                                    Tompkins Trustco, Inc.                                               2,440              123,220
                                    Towne Bank (b)                                                       8,600              189,200
                                    Trico Bancshares                                                     5,778              124,400
                                    TrustCo Bank Corp. NY                                               31,261              366,066
                                    Trustmark Corp.                                                     20,427              423,656
                                    UCBH Holdings, Inc.                                                 43,200              276,912
                                    UMB Financial Corp.                                                 12,852              674,987
                                    Umpqua Holdings Corp. (b)                                           24,780              364,514
                                    Union Bankshares Corp.                                               4,800              115,200
                                    United Bankshares, Inc.                                             15,600              546,000
                                    United Community Banks, Inc. (b)                                    16,728              221,809
                                    United Financial Bancorp, Inc.                                       7,300              108,405
                                    United Security Bancshares (b)                                       2,800               45,808
                                    Univest Corp. of Pennsylvania                                        5,050              186,850
                                    Washington Trust Bancorp, Inc.                                       4,700              125,020
                                    WesBanco, Inc.                                                      10,963              291,835
                                    West Bancorp., Inc.                                                  7,600               99,028
                                    West Coast Bancorp                                                   7,400              108,484
                                    Westamerica Bancorp.                                                11,483              660,617
                                    Western Alliance Bancorp (a)(b)                                      7,000              108,220
                                    Wilshire Bancorp, Inc.                                               7,800               94,926
                                    Wintrust Financial Corp.                                             9,000              264,150
                                    Yardkin Valley Financial Corp.                                       5,700               96,672
                                                                                                                       ------------
                                                                                                                         29,219,700
- ---------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) -      Boston Beer Co., Inc. Class A (a)                                    3,500              166,215
0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%        Coca-Cola Bottling Co. Consolidated                                  1,687               73,654
                                    Farmer Bros. Co.                                                     2,010               49,989
                                    Green Mountain Coffee Roasters, Inc. (a)(b)                          7,100              279,314
                                    National Beverage Corp. (a)                                          2,708               24,020
                                    Peet's Coffee & Tea, Inc. (a)                                        5,800              161,936
                                                                                                                       ------------
                                                                                                                            588,913
- ---------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &            AMAG Pharmaceuticals, Inc. (a)                                       6,660              257,942
Production - 3.6%                   Acadia Pharmaceuticals, Inc. (a)                                    13,500               36,180
                                    Accelrys, Inc. (a)                                                  13,500               74,115
                                    Acorda Therapeutics, Inc. (a)                                       14,700              350,595
                                    Albany Molecular Research, Inc. (a)                                  9,687              175,238
                                    Alexion Pharmaceuticals, Inc. (a)                                   31,160            1,224,588
                                    Allos Therapeutics, Inc. (a)                                        21,900              162,279
                                    Alnylam Pharmaceuticals, Inc. (a)(b)                                14,700              425,565
                                    American Oriental Bioengineering, Inc. (a)(b)                       25,500              165,495
                                    Amicus Therapeutics, Inc. (a)                                        2,300               34,776
                                    Arena Pharmaceuticals, Inc. (a)                                     30,500              152,500

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Ariad Pharmaceuticals, Inc. (a)                                     28,619         $     70,689
                                    Arqule, Inc. (a)                                                    18,800               60,536
                                    Array Biopharma, Inc. (a)                                           19,600              150,528
                                    ArthroCare Corp. (a)(b)                                             11,020              305,474
                                    Avant Immunotherapeutics, Inc. (a)                                   6,200               72,106
                                    Biodel, Inc. (a)                                                     4,400               14,740
                                    Caliper Life Sciences, Inc. (a)                                     23,200               64,960
                                    Celera Corp. (a)                                                    33,000              509,850
                                    Cell Genesys, Inc. (a)(b)                                           35,324               20,841
                                    Cougar Biotechnology, Inc. (a)                                       6,200              207,018
                                    Cubist Pharmaceuticals, Inc. (a)                                    23,267              517,225
                                    Cypress Bioscience, Inc. (a)                                        15,500              113,925
                                    Cytokinetics, Inc. (a)                                              11,900               56,406
                                    Cytori Therapeutics, Inc. (a)                                        8,200               43,296
                                    Discovery Laboratories, Inc. (a)(b)                                 39,800               74,426
                                    Dyax Corp. (a)                                                      22,900              100,760
                                    Enzon Pharmaceuticals, Inc. (a)(b)                                  18,500              136,530
                                    Exelixis, Inc. (a)                                                  43,418              263,981
                                    Genomic Health, Inc. (a)                                             5,800              131,370
                                    Geron Corp. (a)(b)                                                  32,129              126,910
                                    Halozyme Therapeutics, Inc. (a)                                     25,100              184,234
                                    Human Genome Sciences, Inc. (a)                                     56,000              355,600
                                    Idenix Pharmaceuticals, Inc. (a)                                    10,300               74,469
                                    Idera Pharmaceuticals, Inc. (a)                                      8,500              119,595
                                    Immunomedics, Inc. (a)                                              27,400               48,772
                                    Incyte Corp. (a)                                                    29,924              228,919
                                    Integra LifeSciences Holdings Corp. (a)                              7,400              325,822
                                    InterMune, Inc. (a)(b)                                              13,014              222,670
                                    Kendle International, Inc. (a)                                       5,400              241,434
                                    Kensey Nash Corp. (a)                                                3,000               94,380
                                    Lexicon Genetics, Inc. (a)                                          33,100               58,918
                                    Life Sciences Research, Inc. (a)                                     3,600              126,000
                                    MannKind Corp. (a)(b)                                               21,150               81,639
                                    Marshall Edwards, Inc. (a)                                           6,400               13,760
                                    Martek Biosciences Corp.                                            13,200              414,744
                                    Maxygen, Inc. (a)                                                    9,701               41,035
                                    Medivation, Inc. (a)(b)                                             10,500              277,830
                                    Metabolix, Inc. (a)                                                  7,800               84,864
                                    Momenta Pharmaceuticals, Inc. (a)                                   10,100              132,411
                                    Myriad Genetics, Inc. (a)                                           18,000            1,167,840
                                    NPS Pharmaceuticals, Inc. (a)                                       19,500              139,230
                                    Nabi Biopharmaceuticals (a)                                         21,454               99,976
                                    Nanosphere, Inc. (a)                                                 5,500               46,915
                                    Neurocrine Biosciences, Inc. (a)                                    15,900               74,571
                                    OMRIX Biopharmaceuticals, Inc. (a)                                   5,900              105,846
                                    OSI Pharmaceuticals, Inc. (a)                                       23,100            1,138,599
                                    Opko Health, Inc. (a)                                               19,700               34,475

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Orexigen Therapeutics, Inc. (a)                                      8,300         $     89,557
                                    Osiris Therapeutics, Inc. (a)(b)                                     5,700              109,953
                                    PDL BioPharma, Inc.                                                 49,300              458,983
                                    PharmaNet Development Group, Inc. (a)                                7,950               57,399
                                    Progenics Pharmaceuticals, Inc. (a)                                 11,000              146,410
                                    Protalix BioTherapeutics, Inc. (a)                                   4,560               10,169
                                    RTI Biologics, Inc. (a)                                             22,200              207,570
                                    Repligen Corp. (a)                                                  12,800               60,288
                                    Rexahn Pharmaceuticals, Inc. (a)                                    12,400               15,996
                                    Rigel Pharmaceuticals, Inc. (a)                                     15,070              351,885
                                    Sangamo Biosciences, Inc. (a)(b)                                    15,100              116,270
                                    Savient Pharmaceuticals, Inc. (a)                                   22,428              334,401
                                    Seattle Genetics, Inc. (a)                                          25,000              267,500
                                    Sequenom, Inc. (a)                                                  22,600              601,612
                                    Sucampo Pharmaceuticals, Inc. Class A (a)                            4,200               35,826
                                    Synta Pharmaceuticals Corp. (a)(b)                                   6,900               52,578
                                    Targacept, Inc. (a)                                                  7,500               43,575
                                    Tercica, Inc. (a)                                                    8,400               75,096
                                    VNUS Medical Technologies, Inc. (a)                                  5,400              113,022
                                    ViroPharma, Inc. (a)                                                28,900              379,168
                                    XOMA Ltd. (a)                                                       54,500              114,450
                                    ZymoGenetics, Inc. (a)                                              15,400              102,564
                                                                                                                       ------------
                                                                                                                         15,779,664
- ---------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.6%           Ameron International Corp.                                           3,800              272,270
                                    LSI Industries, Inc.                                                 7,712               63,778
                                    NCI Building Systems, Inc. (a)                                       8,168              259,334
                                    Quanex Building Products Corp.                                      15,310              233,324
                                    Simpson Manufacturing Co., Inc.                                     15,332              415,344
                                    Texas Industries, Inc.                                               9,605              392,460
                                    Trex Co., Inc. (a)(b)                                                6,309              114,256
                                    Watsco, Inc.                                                         9,665              485,956
                                    Zoltek Cos., Inc. (a)(b)                                            11,400              195,054
                                                                                                                       ------------
                                                                                                                          2,431,776
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%             U.S. Concrete, Inc. (a)                                             16,200               72,414
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing -      Aaon, Inc.                                                           5,550              100,954
0.1%                                Interline Brands, Inc. (a)                                          13,400              217,214
                                                                                                                       ------------
                                                                                                                            318,168
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%      Builders FirstSource, Inc. (a)(b)                                    6,600               39,534
                                    Comfort Systems USA, Inc.                                           16,600              221,776
                                    Drew Industries, Inc. (a)                                            8,100              138,591
                                    Griffon Corp. (a)                                                   16,255              146,620
                                    Orion Marine Group, Inc. (a)                                         8,900               93,361
                                                                                                                       ------------
                                                                                                                            639,882
- ---------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard -     Beacon Roofing Supply, Inc. (a)(b)                                  18,250              285,065
0.1%                                China Architectural Engineering, Inc. (a)                            7,700               54,593
                                                                                                                       ------------
                                                                                                                            339,658
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%    Charter Communications, Inc. Class A (a)(b)                        168,400         $    122,932
                                    Crown Media Holdings, Inc. Class A (a)                               4,498               22,625
                                    Mediacom Communications Corp. Class A (a)                           16,300               96,496
                                    TiVo, Inc. (a)(b)                                                   42,094              308,128
                                                                                                                       ------------
                                                                                                                            550,181
- ---------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.5%           Ameristar Casinos, Inc.                                             10,500              148,995
                                    Bally Technologies, Inc. (a)                                        22,600              684,328
                                    Churchill Downs, Inc.                                                3,932              192,589
                                    Dover Downs Gaming & Entertainment, Inc.                             5,805               45,163
                                    Elixir Gaming Technologies, Inc. (a)(b)                             38,000               12,540
                                    Isle of Capri Casinos, Inc. (a)                                      6,475               58,405
                                    Monarch Casino & Resort, Inc. (a)                                    5,200               59,228
                                    Pinnacle Entertainment, Inc. (a)                                    24,794              187,443
                                    Riviera Holdings Corp. (a)                                           4,100               30,135
                                    Shuffle Master, Inc. (a)                                            19,000               96,710
                                    WMS Industries, Inc. (a)                                            18,118              553,867
                                                                                                                       ------------
                                                                                                                          2,069,403
- ---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                    Aceto Corp.                                                         10,100               96,859
                                    American Vanguard Corp.                                              7,533              113,598
                                    Arch Chemicals, Inc.                                                10,256              362,037
                                    Balchem Corp.                                                        7,500              200,025
                                    Cabot Microelectronics Corp. (a)                                     9,600              307,968
                                    Calgon Carbon Corp. (a)                                             16,901              344,104
                                    Cambrex Corp. (a)                                                   11,985               73,708
                                    China BAK Battery, Inc. (a)                                         12,500               45,000
                                    EnerSys (a)                                                         11,400              224,694
                                    Energy Conversion Devices, Inc. (a)                                 18,364            1,069,703
                                    Exide Technologies (a)                                              31,100              229,518
                                    Hercules, Inc.                                                      46,700              924,193
                                    ICO Inc. (a)                                                        11,400               63,954
                                    Innophos Holdings, Inc.                                              4,300              104,834
                                    Innospec, Inc.                                                       9,700              116,982
                                    LSB Industries, Inc. (a)                                             7,200               99,720
                                    Landec Corp. (a)                                                     9,300               76,167
                                    Medis Technologies Ltd. (a)(b)                                      10,641               19,154
                                    NL Industries, Inc.                                                  2,834               29,105
                                    NewMarket Corp.                                                      5,600              294,336
                                    OM Group, Inc. (a)                                                  12,100              272,250
                                    Penford Corp.                                                        3,800               67,222
                                    PolyOne Corp. (a)                                                   38,567              248,757
                                    Polypore International, Inc. (a)                                     6,600              141,966
                                    Quaker Chemical Corp.                                                4,200              119,532
                                    Rockwood Holdings, Inc. (a)                                         17,200              441,352
                                    Schulman A, Inc.                                                    11,206              221,655
                                    ShengdaTech, Inc. (a)(b)                                            12,300               86,100
                                    Solutia, Inc. (a)                                                   37,700              527,800

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Stepan Co.                                                           2,655         $    144,883
                                    Ultralife Batteries, Inc. (a)                                        5,200               40,300
                                    Valence Technology, Inc. (a)(b)                                     20,800               71,760
                                    W.R. Grace & Co. (a)                                                29,800              450,576
                                    Westlake Chemical Corp.                                              7,900              166,137
                                    Zep, Inc.                                                            8,680              153,115
                                                                                                                       ------------
                                                                                                                          7,949,064
- ---------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                         International Coal Group, Inc. (a)(b)                               52,500              327,600
                                    James River Coal Co. (a)                                            10,500              230,895
                                    National Coal Corp. (a)(b)                                          10,600               55,438
                                    Westmoreland Coal Co. (a)                                            3,900               61,620
                                                                                                                       ------------
                                                                                                                            675,553
- ---------------------------------------------------------------------------------------------------------------------------------
Commercial Information              Arbitron, Inc.                                                      11,158              498,651
Services - 0.2%                     HSW International, Inc. (a)                                         11,600               30,160
                                    infoGROUP, Inc.                                                     12,261               81,045
                                    LECG Corp. (a)                                                      10,600               85,542
                                    LoopNet, Inc. (a)                                                   12,100              118,943
                                                                                                                       ------------
                                                                                                                            814,341
- ---------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%       Entravision Communications Corp. Class A (a)                        24,500               65,905
                                    Knology, Inc. (a)                                                   11,700               94,419
                                                                                                                       ------------
                                                                                                                            160,324
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.7%    3Com Corp. (a)                                                     166,500              387,945
                                    Acme Packet, Inc. (a)                                               11,200               64,176
                                    Adtran, Inc.                                                        21,900              426,831
                                    Anaren, Inc. (a)                                                     4,522               45,898
                                    Anixter International, Inc. (a)                                     11,872              706,503
                                    Aruba Networks, Inc. (a)(b)                                         21,600              110,808
                                    Atheros Communications, Inc. (a)                                    24,500              577,710
                                    Avanex Corp. (a)                                                     5,320               24,898
                                    Avocent Corp. (a)                                                   18,450              377,487
                                    Bel Fuse, Inc.                                                       4,859              138,336
                                    BigBand Networks, Inc. (a)                                          13,600               50,184
                                    Black Box Corp.                                                      7,188              248,202
                                    CPI International, Inc. (a)                                          3,700               53,576
                                    CSG Systems International, Inc. (a)                                 13,500              236,655
                                    Cbeyond Communications, Inc. (a)                                     9,900              142,461
                                    Cogent Communications Group, Inc. (a)(b)                            19,700              152,084
                                    Cogo Group, Inc. (a)                                                10,600               55,862
                                    Comtech Telecommunications Corp. (a)                                10,025              493,631
                                    Digi International, Inc. (a)                                        10,600              108,120
                                    EMS Technologies, Inc. (a)                                           6,400              142,784
                                    Echelon Corp. (a)(b)                                                12,213              120,664
                                    Entrust, Inc. (a)                                                   25,200               54,180
                                    Extreme Networks, Inc. (a)                                          42,400              142,888
                                    Finisar Corp. (a)(b)                                               163,819              165,457
                                    Foundry Networks, Inc. (a)                                          60,300            1,098,063

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    GeoEye, Inc. (a)                                                     6,900         $    152,697
                                    Globecomm Systems Inc. (a)                                           8,300               72,542
                                    Harmonic, Inc. (a)                                                  38,896              328,671
                                    Harris Stratex Networks, Inc. Class A (a)                           10,250               80,053
                                    Hughes Communications, Inc. (a)                                      3,000              110,100
                                    Infinera Corp. (a)(b)                                               38,300              366,148
                                    InterDigital, Inc. (a)                                              18,700              449,735
                                    Ixia (a)                                                            17,329              127,715
                                    j2 Global Communications, Inc. (a)                                  18,300              427,305
                                    Loral Space & Communications Ltd. (a)                                4,400               64,988
                                    NETGEAR, Inc. (a)                                                   14,600              219,000
                                    Nextwave Wireless, Inc. (a)(b)                                      19,900               11,940
                                    Novatel Wireless, Inc. (a)                                          10,800               65,448
                                    Oplink Communications, Inc. (a)                                      8,602              103,826
                                    SeaChange International, Inc. (a)                                   12,800              123,648
                                    Secure Computing Corp. (a)                                          21,738              119,124
                                    Shoretel, Inc. (a)                                                  17,900              102,746
                                    Sonus Networks, Inc. (a)(b)                                         84,100              242,208
                                    Standard Microsystems Corp. (a)                                      9,310              232,564
                                    Starent Networks Corp. (a)                                          12,300              159,162
                                    Switch and Data Facilities Co., Inc. (a)                             8,500              105,825
                                    Sycamore Networks, Inc. (a)                                         78,900              254,847
                                    Syniverse Holdings, Inc. (a)                                        21,200              352,132
                                    TIBCO Software, Inc. (a)                                            77,000              563,640
                                    Tekelec (a)                                                         26,900              376,331
                                    Terremark Worldwide, Inc. (a)(b)                                    21,830              149,972
                                    UTStarcom, Inc. (a)                                                 45,600              153,672
                                    Viasat, Inc. (a)                                                    10,501              247,614
                                    Vonage Holdings Corp. (a)(b)                                        24,300               24,543
                                                                                                                       ------------
                                                                                                                         11,913,599
- ---------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &        3PAR, Inc. (a)                                                      11,200               72,240
Systems - 5.5%                      ACI Worldwide, Inc. (a)                                             14,185              248,521
                                    Actuate Corp. (a)                                                   25,000               87,500
                                    Acxiom Corp.                                                        25,200              316,008
                                    American Reprographics Co. (a)                                      15,000              258,750
                                    American Software Class A                                           12,100               65,945
                                    ArcSight, Inc. (a)                                                   1,600               12,208
                                    Ariba, Inc. (a)                                                     35,280              498,506
                                    Art Technology Group, Inc. (a)                                      53,100              186,912
                                    AsiaInfo Holdings, Inc. (a)                                         14,300              131,274
                                    BearingPoint, Inc. (a)                                              89,900               46,748
                                    Blackbaud, Inc.                                                     18,426              339,960
                                    Blackboard, Inc. (a)                                                12,800              515,712
                                    Blue Coat Systems, Inc. (a)                                         13,700              194,403
                                    Bottomline Technologies, Inc. (a)                                    9,100               94,640
                                    CACI International, Inc. Class A (a)                                12,400              621,240
                                    COMSYS IT Partners, Inc. (a)                                         6,000               58,320

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Callidus Software Inc. (a)                                          13,400         $     53,064
                                    China Fire & Security Group, Inc. (a)                                5,800               60,958
                                    China Information Security Technology, Inc. (a)                      9,500               44,650
                                    Chordiant Software, Inc. (a)                                        12,440               63,817
                                    Ciber, Inc. (a)                                                     22,102              154,493
                                    ComScore, Inc. (a)                                                   7,400              130,462
                                    CommVault Systems, Inc. (a)                                         17,700              213,285
                                    Compellent Technologies, Inc. (a)                                    5,800               71,920
                                    Comverge, Inc. (a)                                                   9,000               41,400
                                    Concur Technologies, Inc. (a)                                       17,600              673,376
                                    Constant Contact, Inc. (a)(b)                                        8,400              143,388
                                    DMRC Corp. (a)                                                       2,657               30,969
                                    DealerTrack Holdings, Inc. (a)                                      17,600              296,384
                                    Delrek, Inc. (a)                                                     4,100               24,928
                                    DemandTec, Inc. (a)                                                  8,100               72,981
                                    Digital River, Inc. (a)                                             14,700              476,280
                                    DivX, Inc. (a)                                                      11,000               71,170
                                    Double-Take Software, Inc. (a)                                       7,100               70,645
                                    EPIQ Systems, Inc. (a)                                              14,617              198,791
                                    Ebix, Inc. (a)                                                         800               75,168
                                    Electronics for Imaging, Inc. (a)                                   21,939              305,610
                                    Ener1, Inc. (a)(b)                                                  14,800              115,588
                                    Epicor Software Corp. (a)                                           24,500              193,305
                                    Gartner, Inc. Class A (a)                                           24,479              555,184
                                    Guidance Software, Inc. (a)                                          3,800               17,822
                                    The Hackett Group, Inc. (a)                                         17,000               92,480
                                    i2 Technologies, Inc. (a)                                            6,500               87,685
                                    iGate Corp. (a)                                                      8,000               69,360
                                    Informatica Corp. (a)                                               36,600              475,434
                                    Integral Systems, Inc. (a)                                           5,982              124,246
                                    Interactive Intelligence, Inc. (a)                                   5,700               51,414
                                    Internet Brands, Inc. Class A (a)                                    9,200               64,124
                                    Internet Capital Group, Inc. (a)                                    16,000              129,760
                                    Interwoven, Inc. (a)                                                18,825              265,809
                                    JDA Software Group, Inc. (a)                                        10,608              161,348
                                    Kenexa Corp. (a)                                                     9,300              146,847
                                    Keynote Systems, Inc. (a)                                            5,700               75,525
                                    Lawson Software, Inc. (a)                                           51,200              358,400
                                    Limelight Networks, Inc. (a)                                         9,200               23,000
                                    MSC.Software Corp. (a)                                              18,600              199,020
                                    Macrovision Solutions Corp. (a)                                     34,108              524,581
                                    Magma Design Automation, Inc. (a)                                   17,300               69,546
                                    Manhattan Associates, Inc. (a)                                      10,139              226,505
                                    Mantech International Corp. Class A (a)                              8,500              503,965
                                    Mastech Holdings, Inc. (a)                                             533                4,053
                                    Mentor Graphics Corp. (a)                                           37,500              425,625
                                    Mercadolibre, Inc. (a)                                              10,500              213,675

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Mercury Computer Systems, Inc. (a)                                   9,356         $     83,268
                                    MicroStrategy, Inc. Class A (a)                                      3,700              220,261
                                    Micros Systems, Inc. (a)                                            33,596              895,669
                                    Moduslink Global Solutions, Inc. (a)                                20,280              194,891
                                    Monotype Imaging Holdings, Inc. (a)                                  6,200               69,006
                                    Ness Technologies, Inc. (a)                                         16,200              185,814
                                    NetScout Systems, Inc. (a)                                          12,200              129,808
                                    NetSuite, Inc. (a)(b)                                                2,500               45,050
                                    Netezza Corp. (a)                                                   16,300              172,943
                                    Omniture, Inc. (a)                                                  25,802              473,725
                                    OpenTV Corp. (a)                                                    41,200               58,092
                                    Opnet Technologies, Inc. (a)                                         5,400               65,772
                                    PC-Tel, Inc.                                                         8,600               80,152
                                    PROS Holdings, Inc. (a)                                              5,300               49,767
                                    Parametric Technology Corp. (a)                                     46,660              858,544
                                    Pegasystems, Inc.                                                    5,200               67,132
                                    Progress Software Corp. (a)                                         17,108              444,637
                                    QAD, Inc.                                                            3,400               23,528
                                    Quest Software, Inc. (a)                                            29,900              379,431
                                    Rackspace Hosting, Inc. (a)                                          5,700               55,689
                                    RealNetworks, Inc. (a)                                              37,400              189,992
                                    RightNow Technologies, Inc. (a)                                     11,500              144,555
                                    SAVVIS, Inc. (a)                                                    15,480              208,051
                                    SI International, Inc. (a)                                           5,500              165,275
                                    SPSS, Inc. (a)                                                       7,389              216,941
                                    SRA International, Inc. Class A (a)                                 17,600              398,288
                                    SYKES Enterprises, Inc. (a)                                         13,661              299,996
                                    SYNNEX Corp. (a)                                                     7,200              160,848
                                    Sapient Corp. (a)                                                   36,292              269,650
                                    Sigma Designs, Inc. (a)(b)                                           9,900              140,778
                                    Smith Micro Software, Inc. (a)                                      12,600               89,460
                                    Solera Holdings, Inc. (a)                                           21,300              611,736
                                    SonicWALL, Inc. (a)                                                 23,741              124,403
                                    Sourcefire, Inc. (a)                                                 8,700               63,423
                                    Stanley, Inc. (a)                                                    3,600              132,876
                                    SuccessFactors, Inc. (a)(b)                                          9,400              102,460
                                    SupportSoft, Inc. (a)                                               19,000               57,000
                                    Sybase, Inc. (a)                                                    32,100              982,902
                                    Synchronoss Technologies, Inc. (a)                                   9,100               85,631
                                    Syntel, Inc.                                                         5,283              129,434
                                    Taleo Corp. Class A (a)                                             10,000              198,900
                                    TechTarget, Inc. (a)                                                 5,700               39,900
                                    TeleCommunication Systems, Inc. Class A (a)                         13,900               96,049
                                    Tyler Technologies, Inc. (a)                                        15,700              238,169
                                    Ultimate Software Group, Inc. (a)                                   10,200              275,400
                                    Unica Corp. (a)                                                      4,600               36,064
                                    VASCO Data Security International, Inc. (a)                         11,100              114,996

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    VeriFone Holdings, Inc. (a)                                         28,200         $    466,428
                                    Vignette Corp. (a)                                                  10,180              109,333
                                    Virtusa Corp. (a)                                                    3,600               23,436
                                    Websense, Inc. (a)                                                  18,602              415,755
                                    Website Pros, Inc. (a)                                              11,400               61,560
                                    Wind River Systems, Inc. (a)                                        29,700              297,000
                                    Zoran Corp. (a)                                                     21,408              174,689
                                                                                                                       ------------
                                                                                                                         23,871,484
- ---------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%          Adaptec, Inc. (a)                                                   49,900              163,672
                                    Advanced Analogic Technologies, Inc. (a)                            18,900               87,885
                                    Cray, Inc. (a)                                                      15,300               79,254
                                    Data Domain, Inc. (a)(b)                                            13,600              302,872
                                    Emulex Corp. (a)                                                    34,300              365,981
                                    FalconStor Software, Inc. (a)                                       15,809               84,736
                                    Hutchinson Technology, Inc. (a)                                      9,717              112,523
                                    Imation Corp.                                                       11,200              253,008
                                    Immersion Corp. (a)                                                 12,600               73,332
                                    Intermec, Inc. (a)                                                  25,409              499,033
                                    Isilon Systems, Inc. (a)(b)                                         11,400               50,274
                                    NCI, Inc. Class A (a)                                                2,200               62,656
                                    Palm, Inc. (b)                                                      44,288              264,399
                                    Perot Systems Corp. Class A (a)                                     35,700              619,395
                                    Phoenix Technologies Ltd. (a)                                       11,400               91,086
                                    Quantum Corp. (a)                                                   84,800               89,040
                                    Rackable Systems, Inc. (a)(b)                                       12,200              119,682
                                    Radiant Systems, Inc. (a)                                           11,400               99,066
                                    Radisys Corp. (a)                                                    9,242               79,481
                                    Rimage Corp. (a)                                                     4,600               64,216
                                    Riverbed Technology, Inc. (a)                                       22,200              277,944
                                    STEC, Inc. (a)                                                      10,800               83,160
                                    Safeguard Scientifics, Inc. (a)                                     45,100               56,375
                                    Stratasys, Inc. (a)                                                  8,500              148,495
                                    Synaptics, Inc. (a)                                                 13,500              407,970
                                    Trident Microsystems, Inc. (a)                                      25,200               60,480
                                                                                                                       ------------
                                                                                                                          4,596,015
- ---------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                 Brookfield Homes Corp. (b)                                           3,851               55,300
                                    EMCOR Group, Inc. (a)                                               28,072              738,855
                                    Granite Construction, Inc.                                          13,671              489,695
                                    Great Lakes Dredge & Dock Corp.                                     16,400              103,484
                                    Perini Corp. (a)                                                    20,000              515,800
                                    Sterling Construction Co., Inc. (a)                                  4,800               77,760
                                                                                                                       ------------
                                                                                                                          1,980,894
- ---------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%         DTS, Inc. (a)                                                        7,400              205,942
                                    EarthLink, Inc. (a)                                                 45,300              385,050
                                    InfoSpace, Inc.                                                     14,200              154,070
                                    Internap Network Services Corp. (a)                                 20,790               72,349

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Midway Games, Inc. (a)(b)                                            7,774         $     18,424
                                    NIC, Inc.                                                           16,500              113,850
                                    NetFlix, Inc. (a)(b)                                                16,700              515,696
                                    ParkerVision, Inc. (a)(b)                                            9,500               95,000
                                    Protection One, Inc. (a)(b)                                          1,200               10,572
                                    THQ, Inc. (a)                                                       27,537              331,545
                                    Take-Two Interactive Software, Inc.                                 31,800              521,520
                                    United Online, Inc.                                                 32,128              302,324
                                    Universal Electronics, Inc. (a)                                      5,886              147,032
                                                                                                                       ------------
                                                                                                                          2,873,374
- ---------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.5%            American Greetings Corp. Class A                                    20,200              308,858
                                    Blyth, Inc.                                                         10,100              114,534
                                    CSS Industries, Inc.                                                 3,191               82,136
                                    Citi Trends, Inc. (a)                                                5,900               96,111
                                    Mannatech, Inc. (b)                                                  7,600               30,400
                                    Matthews International Corp. Class A                                12,873              653,176
                                    Nautilus, Inc. (a)                                                   9,363               42,789
                                    RC2 Corp. (a)                                                        7,213              144,260
                                    Smith & Wesson Holding Corp. (a)                                    14,500               54,230
                                    Spectrum Brands, Inc. (a)                                           18,400               25,576
                                    Tupperware Corp.                                                    24,974              690,032
                                    USANA Health Sciences, Inc. (a)(b)                                   3,900              159,861
                                                                                                                       ------------
                                                                                                                          2,401,963
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:             Bway Holding Co. (a)                                                 3,000               35,190
Metals & Glass - 0.2%               Mobile Mini, Inc. (a)                                               14,342              277,231
                                    Silgan Holdings, Inc.                                               10,400              531,336
                                                                                                                       ------------
                                                                                                                            843,757
- ---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:             AEP Industries, Inc. (a)                                             2,500               50,000
Paper & Plastic - 0.1%              Graphic Packaging Holding Co. (a)                                   59,600              149,000
                                    Myers Industries, Inc.                                              11,652              146,932
                                                                                                                       ------------
                                                                                                                            345,932
- ---------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                    Elizabeth Arden, Inc. (a)                                           10,093              198,126
                                    Helen of Troy Ltd. (a)                                              12,500              284,625
                                    Inter Parfums, Inc.                                                  5,850               79,326
                                    Nu Skin Enterprises, Inc. Class A                                   20,426              331,310
                                    Ulta Salon Cosmetics & Fragrance, Inc. (a)                           8,400              111,552
                                                                                                                       ------------
                                                                                                                          1,004,939
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -    BGC Partners, Inc.                                                  11,523               49,434
0.6%                                Broadpoint Securities Group, Inc. (a)                                9,100               26,390
                                    Cardtronics, Inc. (a)                                                3,800               29,868
                                    China Direct, Inc. (a)                                               2,600               10,972
                                    Doral Financial Corp. (a)(b)                                         2,200               24,024
                                    Duff & Phelps Corp. (a)                                              4,400               92,532
                                    Euronet Worldwide, Inc. (a)                                         19,450              325,399
                                    Evercore Partners, Inc. Class A                                      4,400               79,112
                                    F.N.B. Corp.                                                        35,497              567,242

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    FCStone Group, Inc. (a)                                              9,400         $    169,106
                                    Greenhill & Co., Inc. (b)                                            7,200              531,000
                                    Huron Consulting Group, Inc. (a)                                     8,300              472,934
                                    Interactive Brokers Group, Inc. Class A (a)                         16,800              372,456
                                    Oritani Financial Corp. (a)                                          4,900               82,565
                                                                                                                       ------------
                                                                                                                          2,833,034
- ---------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &             Acuity Brands, Inc.                                                 16,160              674,842
Processing - 1.0%                   Barnes Group, Inc.                                                  19,714              398,617
                                    Brady Corp.                                                         20,794              733,612
                                    Clarcor, Inc.                                                       20,810              789,740
                                    Hexcel Corp. (a)                                                    39,662              542,973
                                    Koppers Holdings, Inc.                                               8,600              321,726
                                    Olin Corp.                                                          30,014              582,272
                                    Tredegar Corp.                                                       9,945              176,922
                                                                                                                       ------------
                                                                                                                          4,220,704
- ---------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains -       Arden Group, Inc. Class A                                              332               48,346
0.8%                                Casey's General Stores, Inc.                                        20,907              630,764
                                    The Great Atlantic & Pacific Tea Co., Inc. (a)                      14,527              157,182
                                    Ingles Markets, Inc. Class A                                         5,164              117,894
                                    Longs Drug Stores Corp.                                             12,483              944,214
                                    Nash Finch Co.                                                       5,277              227,544
                                    Ruddick Corp.                                                       17,369              563,624
                                    Spartan Stores, Inc.                                                 9,000              223,920
                                    Susser Holdings Corp. (a)                                            3,200               48,192
                                    Village Super Market, Inc. Class A                                     900               42,903
                                    Weis Markets, Inc.                                                   4,600              165,646
                                    Winn-Dixie Stores, Inc. (a)                                         22,300              309,970
                                                                                                                       ------------
                                                                                                                          3,480,199
- ---------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.9%      Acura Pharmaceuticals, Inc. (a)                                      3,400               23,902
                                    Adolor Corp. (a)                                                    19,000               65,550
                                    Affymax, Inc. (a)                                                    4,300               85,355
                                    Akorn, Inc. (a)(b)                                                  23,300              119,529
                                    Alexza Pharmaceuticals, Inc. (a)                                     9,700               47,918
                                    Alkermes, Inc. (a)                                                  39,500              525,350
                                    Alpharma, Inc. Class A (a)(c)                                       17,425              642,808
                                    Ardea Biosciences, Inc. (a)                                          4,500               62,235
                                    Auxilium Pharmaceuticals, Inc. (a)                                  17,000              550,800
                                    BMP Sunstone Corp. (a)(b)                                            9,600               66,624
                                    BioForm Medical, Inc. (a)                                            9,000               35,280
                                    CV Therapeutics, Inc. (a)                                           25,100              271,080
                                    Cadence Pharmaceuticals, Inc. (a)                                    8,400               74,592
                                    Caraco Pharmaceutical Laboratories Ltd. (a)                          3,700               46,287
                                    Chattem, Inc. (a)(b)                                                 6,800              531,624
                                    China Sky One Medical, Inc. (a)(b)                                   3,100               37,665
                                    Columbia Laboratories, Inc. (a)(b)                                  19,300               50,566
                                    Dendreon Corp. (a)(b)                                               38,500              219,835

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Depomed, Inc. (a)                                                   19,700         $     71,905
                                    Durect Corp. (a)                                                    31,200              174,720
                                    Emergent Biosolutions, Inc. (a)                                      5,600               73,304
                                    Enzo Biochem, Inc. (a)                                              13,295              145,979
                                    GTx, Inc. (a)(b)                                                     7,700              146,454
                                    ImmunoGen, Inc. (a)                                                 18,100               88,871
                                    Indevus Pharmaceuticals, Inc. (a)                                   28,200               94,470
                                    Inspire Pharmaceuticals, Inc. (a)                                   17,300               61,761
                                    Isis Pharmaceuticals, Inc. (a)                                      37,289              629,811
                                    Javelin Pharmaceuticals, Inc. (a)(b)                                20,200               52,520
                                    Jazz Pharmaceuticals, Inc. (a)(b)                                    3,100               15,314
                                    K-V Pharmaceutical Co. Class A (a)                                  13,600              308,856
                                    Ligand Pharmaceuticals, Inc. Class B (a)                            34,700              102,365
                                    MAP Pharmaceuticals, Inc. (a)                                        2,200               22,264
                                    Medarex, Inc. (a)                                                   52,700              340,969
                                    Medicines Co. (a)                                                   21,527              499,857
                                    Medicis Pharmaceutical Corp. Class A                                23,300              347,403
                                    MiddleBrook Pharmaceuticals, Inc. (a)(b)                            14,700               22,050
                                    Molecular Insight Pharmaceuticals, Inc. (a)                          7,700               59,136
                                    Nektar Therapeutics (a)                                             38,100              136,779
                                    Novavax, Inc. (a)                                                   21,400               62,060
                                    Noven Pharmaceuticals, Inc. (a)                                     10,231              119,498
                                    Obagi Medical Products, Inc. (a)                                     7,300               72,854
                                    Onyx Pharmaceuticals, Inc. (a)                                      22,920              829,246
                                    Optimer Pharmaceuticals, Inc. (a)                                   10,000               79,500
                                    Pain Therapeutics, Inc. (a)                                         14,200              138,734
                                    Par Pharmaceutical Cos., Inc. (a)                                   13,100              160,999
                                    Pharmasset, Inc. (a)                                                 6,500              129,675
                                    Pozen, Inc. (a)(b)                                                  10,800              113,508
                                    Questcor Pharmaceuticals, Inc. (a)                                  22,300              163,905
                                    Quidel Corp. (a)                                                    11,600              190,356
                                    Regeneron Pharmaceuticals, Inc. (a)                                 25,619              559,263
                                    Salix Pharmaceuticals Ltd. (a)                                      19,700              126,277
                                    Sciele Pharma, Inc.                                                 13,700              421,823
                                    Theravance, Inc. (a)                                                21,400              266,644
                                    United Therapeutics Corp. (a)                                        9,046              951,368
                                    Valeant Pharmaceuticals International (a)(b)                        28,000              573,160
                                    Vivus, Inc. (a)                                                     26,700              211,998
                                    Xenoport, Inc. (a)                                                  10,400              504,296
                                                                                                                       ------------
                                                                                                                         12,526,952
- ---------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%           American Public Education, Inc. (a)                                  4,600              222,088
                                    Capella Education Co. (a)                                            5,900              252,874
                                    Corinthian Colleges, Inc. (a)                                       34,100              511,500
                                    K12, Inc. (a)                                                        2,300               60,950
                                    Learning Tree International, Inc. (a)                                3,700               46,065
                                    Lincoln Educational Services Corp. (a)                                 600                7,938
                                    The Princeton Review, Inc. (a)                                       5,500               44,000

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Renaissance Learning, Inc.                                           2,649         $     34,411
                                    Thinkorswim Group, Inc. (a)                                         21,540              179,428
                                    Universal Technical Institute, Inc. (a)                              8,600              146,716
                                                                                                                       ------------
                                                                                                                          1,505,970
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%     Benchmark Electronics, Inc. (a)                                     27,629              389,016
                                    Coleman Cable, Inc. (a)                                              3,800               38,114
                                    OSI Systems, Inc. (a)                                                6,500              152,815
                                    Plexus Corp. (a)                                                    16,998              351,859
                                    Power Integrations, Inc. (a)                                        12,600              303,660
                                    TTM Technologies, Inc. (a)                                          17,600              174,592
                                    Universal Display Corp. (a)                                         11,907              130,501
                                                                                                                       ------------
                                                                                                                          1,540,557
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &              A.O. Smith Corp.                                                     8,281              324,532
Components - 1.1%                   AZZ Inc. (a)(c)                                                      4,900              202,713
                                    American Superconductor Corp. (a)(b)                                17,400              410,118
                                    Axsys Technologies, Inc. (a)                                         3,400              200,396
                                    Baldor Electric Co.                                                 19,001              547,419
                                    Beacon Power Corp. (a)(b)                                           36,500               52,925
                                    CTS Corp.                                                           13,868              177,233
                                    Cohu, Inc.                                                           9,518              150,575
                                    Franklin Electric Co., Inc.                                          9,460              421,443
                                    Fushi Copperweld, Inc. (a)                                           6,000               58,140
                                    GrafTech International Ltd. (a)                                     48,244              728,967
                                    Littelfuse, Inc. (a)                                                 8,960              266,381
                                    MKS Instruments, Inc. (a)                                           20,600              410,146
                                    Orion Energy Systems, Inc. (a)                                       2,600               14,586
                                    Powell Industries, Inc. (a)                                          3,031              123,695
                                    Power-One, Inc. (a)                                                 35,400               51,330
                                    Sonic Solutions, Inc. (a)                                            9,200               40,480
                                    Taser International, Inc. (a)(b)                                    25,900              185,185
                                    Technitrol, Inc.                                                    16,861              249,374
                                    Triumph Group, Inc.                                                  6,779              309,868
                                                                                                                       ------------
                                                                                                                          4,925,506
- ---------------------------------------------------------------------------------------------------------------------------------
Electrical: Household               National Presto Industries, Inc.                                     1,850              137,825
Appliance - 0.0%                    Rex Stores Corp. (a)                                                 4,500               51,975
                                                                                                                       ------------
                                                                                                                            189,800
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.6%                  Agilysys, Inc.                                                       9,363               94,473
                                    Avid Technology, Inc. (a)                                           12,000              288,720
                                    Daktronics, Inc.                                                    13,498              224,877
                                    II-VI, Inc. (a)                                                     10,072              389,384
                                    Kopin Corp. (a)                                                     28,400               88,608
                                    MRV Communications, Inc. (a)                                        60,666               70,979
                                    Methode Electronics, Inc.                                           15,680              140,179
                                    Multi-Fineline Electronix, Inc. (a)                                  3,600               53,244
                                    Newport Corp. (a)                                                   14,835              159,921
                                    Park Electrochemical Corp.                                           8,449              204,804

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Sanmina-SCI Corp. (a)                                              219,200         $    306,880
                                    Semtech Corp. (a)                                                   24,500              342,020
                                    Supertex, Inc. (a)                                                   4,567              128,607
                                                                                                                       ------------
                                                                                                                          2,492,696
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges    Faro Technologies, Inc. (a)                                          6,900              140,553
& Meters - 0.1%                     Measurement Specialties, Inc. (a)                                    6,000              104,640
                                    OYO Geospace Corp. (a)                                               1,700               66,776
                                    Zygo Corp. (a)                                                       6,300               79,254
                                                                                                                       ------------
                                                                                                                            391,223
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems -      Accuray, Inc. (a)(b)                                                14,900              120,243
1.2%                                Affymetrix, Inc. (a)                                                27,700              214,398
                                    Analogic Corp.                                                       5,572              277,263
                                    Bruker BioSciences Corp. (a)                                        20,887              278,424
                                    Cynosure, Inc. Class A (a)                                           3,800               68,172
                                    Datascope Corp.                                                      5,470              282,416
                                    eResearch Technology, Inc. (a)                                      17,850              212,594
                                    Greatbatch, Inc. (a)                                                 9,400              230,676
                                    Haemonetics Corp. (a)                                               10,172              627,816
                                    Luminex Corp. (a)                                                   16,251              406,438
                                    Masimo Corp. (a)                                                    19,000              706,800
                                    Natus Medical, Inc. (a)                                             11,400              258,324
                                    NxStage Medical, Inc. (a)                                            9,700               40,934
                                    Quality Systems, Inc.                                                7,200              304,272
                                    Sirona Dental Systems, Inc. (a)                                      7,000              162,960
                                    Somanetics Corp. (a)                                                 5,200              113,724
                                    Tomotherapy, Inc. (a)                                               16,900               77,402
                                    Varian, Inc. (a)                                                    11,635              499,142
                                    Zoll Medical Corp. (a)                                               8,622              282,112
                                                                                                                       ------------
                                                                                                                          5,164,110
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Other - 0.0%           ICx Technologies, Inc. (a)(b)                                        5,700               43,947
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/       Actel Corp. (a)                                                     10,416              129,992
Components - 1.7%                   Advanced Battery Technologies, Inc. (a)(b)                          17,200               55,556
                                    Amkor Technology, Inc. (a)                                          45,000              286,650
                                    Anadigics, Inc. (a)(b)                                              25,900               72,779
                                    Applied Micro Circuits Corp. (a)                                    26,800              160,264
                                    AuthenTec, Inc. (a)                                                 10,300               22,145
                                    Bookham, Inc. (a)                                                   41,500               46,895
                                    Cavium Networks, Inc. (a)                                           12,500              176,000
                                    Ceva, Inc. (a)                                                       8,300               68,890
                                    Cirrus Logic, Inc. (a)                                              26,800              146,060
                                    DSP Group, Inc. (a)                                                 10,083               77,135
                                    Diodes, Inc. (a)                                                    11,912              219,776
                                    Entropic Communications, Inc. (a)                                      700                  987
                                    Exar Corp. (a)                                                      15,427              118,171
                                    Formfactor, Inc. (a)                                                20,200              351,884
                                    Hittite Microwave Corp. (a)                                          8,100              272,160

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    IPG Photonics Corp. (a)                                              7,900         $    154,129
                                    IXYS Corp.                                                           9,993               90,836
                                    Lattice Semiconductor Corp. (a)                                     47,500               97,850
                                    MIPS Technologies, Inc. (a)                                         18,200               63,882
                                    Micrel, Inc.                                                        20,500              185,935
                                    Microsemi Corp. (a)                                                 32,490              827,845
                                    Microtune, Inc. (a)                                                 21,100               56,548
                                    Monolithic Power Systems, Inc. (a)                                  10,800              187,596
                                    NVE Corp. (a)                                                        1,900               53,789
                                    Netlogic Microsystems, Inc. (a)(b)                                   6,500              196,560
                                    Omnivision Technologies, Inc. (a)                                   19,600              223,636
                                    PLX Technology, Inc. (a)                                            11,600               59,392
                                    PMC-Sierra, Inc. (a)                                                90,300              670,026
                                    Pericom Semiconductor Corp. (a)                                      9,093               95,477
                                    RF Micro Devices, Inc. (a)                                         108,584              317,065
                                    Rubicon Technology, Inc. (a)                                         5,500               39,710
                                    SiRF Technology Holdings, Inc. (a)                                  25,100               37,399
                                    Silicon Image, Inc. (a)                                             30,276              161,674
                                    Silicon Storage Technology, Inc. (a)                                34,458              112,333
                                    Skyworks Solutions, Inc. (a)                                        66,433              555,380
                                    Spansion LLC Class A (a)                                            52,600               81,530
                                    Techwell, Inc. (a)                                                   6,300               59,409
                                    Tessera Technologies, Inc. (a)                                      20,000              326,800
                                    Transmeta Corp. (a)                                                  5,000               81,050
                                    TriQuint Semiconductor, Inc. (a)                                    59,236              283,740
                                    Volterra Semiconductor Corp. (a)                                    10,500              133,665
                                                                                                                       ------------
                                                                                                                          7,358,600
- ---------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.7%      3D Systems Corp. (a)(b)                                              7,400              105,450
                                    American Science & Engineering, Inc.                                 3,800              226,974
                                    Checkpoint Systems, Inc. (a)                                        16,423              309,081
                                    China Security & Surveillance Technology, Inc. (a)(b)               11,100              154,068
                                    Cogent, Inc. (a)                                                    17,000              173,740
                                    Coherent, Inc. (a)                                                   9,800              348,390
                                    Cubic Corp.                                                          6,452              158,655
                                    Eagle Test Systems, Inc. (a)                                         5,700               87,267
                                    Gerber Scientific, Inc. (a)                                          9,800               89,572
                                    Herley Industries, Inc. (a)                                          5,600               95,760
                                    ION Geophysical Corp. (a)                                           34,946              495,884
                                    Kemet Corp. (a)                                                     34,600               47,056
                                    LaBarge, Inc. (a)                                                    5,000               75,300
                                    Maxwell Technologies, Inc. (a)(b)                                    7,500              100,050
                                    ScanSource, Inc. (a)                                                10,900              313,811
                                    Smart Modular Technologies WWH, Inc. (a)                            18,200               54,600
                                    Super Micro Computer, Inc. (a)                                       9,100               81,991
                                                                                                                       ------------
                                                                                                                          2,917,649
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%             Capstone Turbine Corp. (a)(b)                                       60,000         $     77,400
                                    GT Solar International, Inc. (a)                                    10,900              118,265
                                    Plug Power, Inc. (a)                                                33,000               32,670
                                    PowerSecure International, Inc. (a)                                  7,000               42,420
                                                                                                                       ------------
                                                                                                                            270,755
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.9%         Akeena Solar, Inc. (a)(b)                                            8,600               32,594
                                    Alon USA Energy, Inc.                                                4,500               60,660
                                    Approach Resources, Inc. (a)                                         3,500               50,610
                                    Aventine Renewable Energy Holdings, Inc. (a)                        12,140               38,362
                                    CVR Energy, Inc. (a)                                                 9,500               80,940
                                    Clean Energy Fuels Corp. (a)(b)                                      9,000              127,350
                                    Concho Resources, Inc. (a)                                          22,100              610,181
                                    Crosstex Energy, Inc. (b)                                           16,600              414,502
                                    Dawson Geophysical Co. (a)                                           2,900              135,401
                                    EnerNOC, Inc. (a)                                                    4,000               41,360
                                    Evergreen Energy, Inc. (a)(b)                                       36,900               34,686
                                    Evergreen Solar, Inc. (a)(b)                                        57,400              316,848
                                    FuelCell Energy, Inc. (a)(b)                                        28,326              170,806
                                    GeoMet, Inc. (a)                                                     6,300               34,272
                                    GreenHunter Energy, Inc. (a)(b)                                      1,800               25,650
                                    Matrix Service Co. (a)                                              10,700              204,370
                                    Ormat Technologies, Inc.                                             7,400              268,842
                                    Pacific Ethanol, Inc. (a)                                           17,300               24,047
                                    Penn Virginia Corp.                                                 17,216              920,023
                                    Rentech, Inc. (a)(b)                                                68,400               90,972
                                    Teekay Tankers Ltd. Class A                                          5,600               94,808
                                    US Geothermal, Inc. (a)                                             25,500               45,390
                                    USEC, Inc. (a)(b)                                                   45,959              248,638
                                                                                                                       ------------
                                                                                                                          4,071,312
- ---------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting           Clean Harbors, Inc. (a)                                              8,200              553,910
Services - 0.4%                     Dycom Industries, Inc. (a)                                          16,602              216,158
                                    ENGlobal Corp. (a)                                                  11,200              148,624
                                    Furmamite Corp. (a)                                                 15,000              155,100
                                    Hill International, Inc. (a)                                         9,700              134,345
                                    Integrated Electrical Services, Inc. (a)                             3,200               56,192
                                    Layne Christensen Co. (a)                                            7,900              279,897
                                    Michael Baker Corp. (a)                                              3,000              104,400
                                    VSE Corp.                                                            1,700               57,341
                                                                                                                       ------------
                                                                                                                          1,705,967
- ---------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                Cinemark Holdings, Inc.                                             12,200              165,920
                                    Dover Motorsports, Inc.                                              8,800               47,960
                                    Gaylord Entertainment Co. (a)                                       16,855              495,031
                                    Live Nation, Inc. (a)                                               31,300              509,251
                                    Speedway Motorsports, Inc.                                           5,255              102,367
                                                                                                                       ------------
                                                                                                                          1,320,529
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%            Credit Acceptance Corp. (a)(b)                                       2,169         $     36,873
                                    MVC Capital, Inc. (b)                                               10,000              152,500
                                    NewStar Financial, Inc. (a)                                          8,500               68,765
                                    Riskmetrics Group, Inc. (a)                                          8,900              174,173
                                    World Acceptance Corp. (a)                                           6,300              226,800
                                                                                                                       ------------
                                                                                                                            659,111
- ---------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%          Advance America, Cash Advance Centers, Inc.                         18,300               54,717
                                    Dollar Financial Corp. (a)                                          10,000              153,900
                                    Encore Capital Group, Inc. (a)                                       5,700               78,090
                                    The First Marblehead Corp. (b)                                      28,500               70,965
                                    Nelnet, Inc. Class A                                                 6,700               95,140
                                                                                                                       ------------
                                                                                                                            452,812
- ---------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing           Advent Software, Inc. (a)                                            6,900              243,087
Services & Systems - 0.8%           Cass Information Systems, Inc.                                       2,515               90,163
                                    CompuCredit Corp. (a)(b)                                             6,689               26,221
                                    CyberSource Corp. (a)                                               28,464              458,555
                                    Deluxe Corp.                                                        21,300              306,507
                                    ExlService Holdings, Inc. (a)                                        5,900               51,802
                                    Fair Isaac Corp.                                                    20,100              463,305
                                    Heartland Payment Systems, Inc. (b)                                 10,100              258,156
                                    Hypercom Corp. (a)                                                  22,100               87,958
                                    Jack Henry & Associates, Inc.                                       29,600              601,768
                                    Online Resources Corp. (a)                                          11,900               92,463
                                    TNS, Inc. (a)                                                       10,100              195,637
                                    TradeStation Group, Inc. (a)                                        13,300              124,355
                                    Wright Express Corp. (a)                                            16,000              477,600
                                                                                                                       ------------
                                                                                                                          3,477,577
- ---------------------------------------------------------------------------------------------------------------------------------
Financial Information Services -    Bankrate, Inc. (a)(b)                                                5,300              206,223
0.2%                                Interactive Data Corp.                                              15,100              380,822
                                    Move, Inc. (a)                                                      52,900              112,148
                                    S1 Corp. (a)                                                        20,422              124,983
                                    TheStreet.com, Inc.                                                  7,500               44,925
                                    Value Line, Inc.                                                       300               10,047
                                                                                                                       ------------
                                                                                                                            879,148
- ---------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%      AMBAC Financial Group, Inc. (b)                                    115,700              269,581
                                    Advanta Corp. Class B                                               15,850              130,445
                                    Asset Acceptance Capital Corp. (a)                                   6,200               65,348
                                    Cash America International, Inc.                                    11,619              418,749
                                    Federal Agricultural Mortgage Corp. Class B                          3,900               15,990
                                    Financial Federal Corp.                                             10,500              240,660
                                    First Cash Financial Services, Inc. (a)                              8,200              123,000
                                    Global Cash Access, Inc. (a)                                        16,600               83,996
                                    Harris & Harris Group, Inc. (a)                                      9,600               61,248
                                    LandAmerica Financial Group, Inc.                                    5,699              138,201
                                    Medallion Financial Corp.                                            6,100               63,867
                                    Portfolio Recovery Associates, Inc. (a)(b)                           6,300              306,369

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Radian Group, Inc. (b)                                              30,000         $    151,200
                                    Sanders Morris Harris Group, Inc.                                    6,500               56,225
                                    Sotheby's Holdings, Inc. Class A (b)                                27,836              558,390
                                    Sterling Bancorp                                                     7,416              107,235
                                    Stewart Information Services Corp.                                   7,022              208,905
                                    Stifel Financial Corp. (a)                                           9,749              486,475
                                    WSFS Financial Corp.                                                 2,491              149,460
                                    Waterstone Financial, Inc. (a)                                       2,700               26,379
                                                                                                                       ------------
                                                                                                                          3,661,723
- ---------------------------------------------------------------------------------------------------------------------------------
Foods - 1.7%                        American Dairy, Inc. (a)                                             2,000               20,260
                                    B&G Foods, Inc. Class A                                              8,300               59,345
                                    Cal-Maine Foods, Inc. (b)                                            4,800              131,712
                                    Chiquita Brands International, Inc. (a)(b)                          17,900              282,999
                                    Diamond Foods, Inc.                                                  6,600              184,998
                                    Flowers Foods, Inc.                                                 30,876              906,519
                                    Fresh Del Monte Produce, Inc. (a)                                   17,300              384,060
                                    Hain Celestial Group, Inc. (a)                                      16,757              461,320
                                    J&J Snack Foods Corp.                                                5,800              196,678
                                    Lance, Inc.                                                         11,200              254,128
                                    Lifeway Foods, Inc. (a)                                              1,900               22,230
                                    M&F Worldwide Corp. (a)                                              5,100              204,000
                                    Maui Land & Pineapple Co., Inc. (a)                                  1,963               53,963
                                    Omega Protein Corp. (a)                                              7,600               89,376
                                    Pilgrim's Pride Corp. (b)                                           18,600               46,314
                                    Ralcorp Holdings, Inc. (a)                                          22,695            1,529,870
                                    Sanderson Farms, Inc.                                                8,050              295,757
                                    Schiff Nutrition International, Inc. (a)                             6,000               40,980
                                    Seaboard Corp.                                                         142              178,494
                                    Sensient Technologies Corp.                                         19,857              558,577
                                    Smart Balance, Inc. (a)                                             25,900              169,904
                                    Synutra International, Inc. (a)                                      4,300               86,559
                                    Tootsie Roll Industries, Inc. (b)                                    9,835              284,330
                                    TreeHouse Foods, Inc. (a)                                           12,900              383,130
                                    United Natural Foods, Inc. (a)                                      17,680              441,823
                                    Zhongpin, Inc. (a)                                                   7,600               80,788
                                                                                                                       ------------
                                                                                                                          7,348,114
- ---------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.2%              Deltic Timber Corp.                                                  4,309              274,225
                                    Louisiana-Pacific Corp.                                             42,700              397,110
                                    Universal Forest Products, Inc.                                      6,834              238,575
                                                                                                                       ------------
                                                                                                                            909,910
- ---------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing               Ennis, Inc.                                                         10,600              163,876
Services - 0.1%                     Innerworkings, Inc. (a)(b)                                          13,100              145,279
                                    The Standard Register Co.                                            6,145               60,528
                                                                                                                       ------------
                                                                                                                            369,683
- ---------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries        Stewart Enterprises, Inc. Class A                                   34,524              271,359
- - 0.1%
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                        Apogee Enterprises, Inc.                                            11,900         $    178,857
- ---------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                         Allied Nevada Gold Corp. (a)                                        18,600              106,392
                                    Coeur d'Alene Mines Corp. (a)(b)                                   227,500              348,075
                                    Royal Gold, Inc.                                                    11,400              409,944
                                                                                                                       ------------
                                                                                                                            864,411
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%       Assisted Living Concepts, Inc. (a)                                  22,700              144,599
                                    Capital Senior Living Corp. (a)                                      9,200               69,920
                                    Emeritus Corp. (a)                                                   8,100              201,690
                                    The Ensign Group, Inc.                                               3,400               58,106
                                    Five Star Quality Care, Inc. (a)                                    16,300               61,125
                                    IPC The Hospitalist Co., Inc. (a)                                    2,000               51,400
                                    Kindred Healthcare, Inc. (a)                                        11,590              319,536
                                    MedCath Corp. (a)                                                    6,600              118,272
                                    National Healthcare Corp.                                            3,500              164,920
                                    Psychiatric Solutions, Inc. (a)                                     22,900              869,055
                                    Res-Care, Inc. (a)                                                  10,200              185,028
                                    Skilled Healthcare Group, Inc. Class A (a)                           7,200              114,408
                                    Sun Healthcare Group, Inc. (a)                                      17,800              260,948
                                    Sunrise Senior Living, Inc. (a)                                     18,574              256,135
                                                                                                                       ------------
                                                                                                                          2,875,142
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Management              AMERIGROUP Corp. (a)                                                22,100              557,804
Services - 1.0%                     Amsurg Corp. (a)                                                    13,000              331,110
                                    athenahealth, Inc. (a)                                               8,500              282,795
                                    Centene Corp. (a)                                                   17,900              367,129
                                    Computer Programs & Systems, Inc.                                    3,100               89,745
                                    Corvel Corp. (a)                                                     3,285               93,984
                                    Eclipsys Corp. (a)                                                  22,431              469,929
                                    HMS Holdings Corp. (a)                                              10,300              246,788
                                    HealthExtras, Inc. (a)                                              13,600              355,232
                                    HealthSpring, Inc. (a)                                              20,400              431,664
                                    Inter Allscripts - Misys Healthcare Solutions, Inc. (b)             23,541              292,850
                                    Molina Healthcare, Inc. (a)                                          6,000              186,000
                                    National Research Corp.                                                600               18,396
                                    Omnicell, Inc. (a)                                                  13,600              178,840
                                    Phase Forward, Inc. (a)                                             17,700              370,107
                                    Triple-S Management Corp. (a)                                        5,500               89,595
                                    Vital Images, Inc. (a)                                               7,100              106,500
                                                                                                                       ------------
                                                                                                                          4,468,468
- ---------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.8%         Alliance Imaging, Inc. (a)                                          10,500              107,835
                                    Amedisys, Inc. (a)                                                  10,566              514,247
                                    Apria Healthcare Group, Inc. (a)                                    18,100              330,144
                                    Bio-Reference Labs, Inc. (a)                                         4,800              138,720
                                    CardioNet, Inc. (a)                                                  1,900               47,424
                                    Emergency Medical Services Corp. (a)                                 3,900              116,532
                                    Gentiva Health Services, Inc. (a)                                   10,512              283,193
                                    HealthSouth Corp. (a)(b)                                            35,300              650,579

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Healthcare Services Group, Inc.                                     17,737         $    324,410
                                    Healthways, Inc. (a)                                                14,500              233,885
                                    LHC Group, Inc. (a)                                                  6,000              170,880
                                    Nighthawk Radiology Holdings, Inc. (a)                              10,000               72,200
                                    Odyssey HealthCare, Inc. (a)                                        13,500              137,025
                                    PharMerica Corp. (a)                                                12,569              282,677
                                    Virtual Radiologic Corp. (a)                                         2,100               17,136
                                                                                                                       ------------
                                                                                                                          3,426,887
- ---------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                 Beazer Homes USA, Inc. (a)(b)                                       16,200               96,876
                                    Hovnanian Enterprises, Inc. Class A (a)(b)                          19,200              153,408
                                    M/I Homes, Inc.                                                      5,800              132,124
                                    Meritage Homes Corp. (a)(b)                                         12,700              313,690
                                    Ryland Group, Inc.                                                  17,500              464,100
                                    Standard-Pacific Corp. (a)(b)                                       48,600              238,626
                                                                                                                       ------------
                                                                                                                          1,398,824
- ---------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                  Lodgian, Inc. (a)                                                    6,700               52,260
                                    Marcus Corp.                                                         8,379              134,734
                                    Morgans Hotel Group Co. (a)                                         11,100              121,101
                                                                                                                       ------------
                                                                                                                            308,095
- ---------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%        American Woodmark Corp. (b)                                          4,400               98,780
                                    Ethan Allen Interiors, Inc.                                          9,300              260,586
                                    Furniture Brands International, Inc.                                17,200              180,944
                                    Haverty Furniture Cos., Inc.                                         5,836               66,764
                                    hhgregg, Inc. (a)                                                    4,200               40,950
                                    Hooker Furniture Corp.                                               4,100               72,775
                                    La-Z-Boy, Inc.                                                      21,200              197,584
                                    Libbey, Inc.                                                         6,700               57,017
                                    Sealy Corp. (b)                                                     17,900              115,634
                                    Tempur-Pedic International, Inc. (b)                                30,700              361,032
                                                                                                                       ------------
                                                                                                                          1,452,066
- ---------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter     Advanced Energy Industries, Inc. (a)                                13,512              184,844
Devices - 0.8%                      Asyst Technologies, Inc. (a)                                        20,541               49,298
                                    Badger Meter, Inc.                                                   6,000              281,700
                                    ESCO Technologies, Inc. (a)                                         10,732              516,960
                                    Energy Recovery, Inc. (a)                                            4,700               45,073
                                    Flanders Corp. (a)                                                   6,600               41,580
                                    The Gorman-Rupp Co.                                                  5,897              222,435
                                    L-1 Identity Solutions, Inc. (a)                                    26,928              411,460
                                    Mine Safety Appliances Co.                                          12,826              488,927
                                    PMFG, Inc. (a)                                                       5,400               78,246
                                    Robbins & Myers, Inc.                                               11,624              359,530
                                    Sun Hydraulics, Inc.                                                 4,850              126,294
                                    Veeco Instruments, Inc. (a)                                         13,127              194,411
                                    Vicor Corp.                                                          7,996               71,004
                                    Watts Water Technologies, Inc. Class A                              11,236              307,305
                                                                                                                       ------------
                                                                                                                          3,379,067
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%          A.M. Castle & Co.                                                    6,800         $    117,504
                                    TAL International Group, Inc.                                        6,000              124,920
                                                                                                                       ------------
                                                                                                                            242,424
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%              American Equity Investment Life Holding Co.                         22,600              169,500
                                    Citizens, Inc. (a)(b)                                               15,400              126,588
                                    Delphi Financial Group, Inc. Class A                                17,105              479,624
                                    Kansas City Life Insurance Co.                                       1,542               70,932
                                    Life Partners Holdings, Inc. (b)                                     2,400               86,328
                                    National Western Life Insurance Co. Class A                            933              225,851
                                    The Phoenix Cos., Inc.                                              47,300              437,052
                                    Presidential Life Corp.                                              8,993              141,999
                                    Universal American Financial Corp. (a)                              16,200              197,478
                                                                                                                       ------------
                                                                                                                          1,935,352
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%        Assured Guaranty Ltd. (b)                                           23,000              373,980
                                    CNA Surety Corp. (a)                                                 6,186              103,306
                                    Crawford & Co. Class B (a)                                          10,009              152,137
                                    EMC Insurance Group, Inc.                                            2,200               64,856
                                    eHealth, Inc. (a)                                                   10,300              164,800
                                    FBL Financial Group, Inc. Class A                                    5,325              148,514
                                    Flagstone Reinsurance Holdings Ltd.                                 12,400              127,348
                                    Hilb Rogal & Hobbs Co.                                              12,819              599,160
                                    Horace Mann Educators Corp.                                         16,768              215,804
                                    Independence Holding Co.                                             1,440               16,632
                                    Maiden Holdings Ltd.                                                20,300               88,305
                                    Max Capital Group Ltd.                                              23,300              541,259
                                    Meadowbrook Insurance Group, Inc.                                   22,752              160,629
                                    Montpelier Re Holdings Ltd.                                         38,600              637,286
                                    Pico Holdings, Inc. (a)                                              6,697              240,489
                                    Platinum Underwriters Holdings Ltd.                                 19,600              695,408
                                    Primus Guaranty Ltd. (a)(b)                                         12,700               33,274
                                    Quanta Capital Holdings Ltd.                                        31,500               86,940
                                    Zenith National Insurance Corp.                                     15,355              562,607
                                                                                                                       ------------
                                                                                                                          5,012,734
- ---------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty -      AmCOMP, Inc. (a)                                                     6,800               78,880
2.1%                                AmTrust Financial Services, Inc.                                     6,500               88,335
                                    American Physicians Capital, Inc.                                    3,456              146,292
                                    American Safety Insurance Holdings Ltd. (a)                          4,400               66,484
                                    Amerisafe, Inc. (a)                                                  7,800              141,960
                                    Argo Group International Holdings Ltd. (a)                          12,679              467,221
                                    Aspen Insurance Holdings Ltd.                                       34,400              946,000
                                    Baldwin & Lyons, Inc. Class B                                        3,432               82,265
                                    CastlePoint Holdings, Ltd.                                          13,800              153,594
                                    Darwin Professional Underwriters, Inc. (a)                           2,900               90,219
                                    Donegal Group, Inc. Class A                                          4,544               82,383
                                    Employers Holdings, Inc.                                            20,380              354,204
                                    Enstar Group Ltd. (a)                                                2,100              204,456

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    FPIC Insurance Group, Inc. (a)                                       3,600         $    185,004
                                    First Acceptance Corp. (a)                                           3,577               12,162
                                    First Mercury Financial Corp. (a)                                    5,900               84,075
                                    Greenlight Capital Re Ltd. (a)                                      11,900              273,581
                                    Hallmark Financial Services, Inc. (a)                                2,400               21,816
                                    Harleysville Group, Inc.                                             5,362              202,684
                                    IPC Holdings, Ltd.                                                  21,200              640,452
                                    Infinity Property & Casualty Corp.                                   6,700              276,040
                                    NYMAGIC, Inc.                                                        1,800               45,450
                                    National Interstate Corp.                                            2,500               60,075
                                    Navigators Group, Inc. (a)                                           5,400              313,200
                                    Odyssey Re Holdings Corp.                                           10,000              438,000
                                    PMA Capital Corp. Class A (a)                                       13,106              115,595
                                    The PMI Group, Inc.                                                 29,500               87,025
                                    ProAssurance Corp. (a)                                              13,223              740,488
                                    RLI Corp.                                                            7,754              481,446
                                    Safety Insurance Group, Inc.                                         6,700              254,131
                                    SeaBright Insurance Holdings, Inc. (a)                               8,800              114,400
                                    Selective Insurance Group, Inc.                                     22,008              504,423
                                    State Auto Financial Corp.                                           5,612              163,141
                                    Tower Group, Inc.                                                    8,300              195,548
                                    United America Indemnity, Ltd. (a)                                   8,300              118,109
                                    United Fire & Casualty Co.                                           9,400              268,746
                                    Validus Holdings Ltd.                                               26,600              618,450
                                                                                                                       ------------
                                                                                                                          9,116,334
- ---------------------------------------------------------------------------------------------------------------------------------
Investment Management               Ampal-American Israel Corp. Class A (a)(b)                           6,000               18,540
Companies - 0.7%                    Apollo Investment Corp. (b)                                         58,746            1,001,619
                                    Ares Capital Corp.                                                  40,172              418,994
                                    Calamos Asset Management, Inc. Class A                               8,300              148,736
                                    Capital Southwest Corp.                                              1,200              170,460
                                    Cohen & Steers, Inc. (b)                                             6,900              195,477
                                    Epoch Holding Corp.                                                  4,800               50,640
                                    FBR Capital Markets Corp. (a)                                       11,300               73,224
                                    Fifth Street Finance Corp.                                           2,800               28,140
                                    GAMCO Investors, Inc. Class A                                        3,096              183,593
                                    Kohlberg Capital Corp.                                               7,100               60,989
                                    MCG Capital Corp.                                                   31,200               81,744
                                    NGP Capital Resources Co.                                            8,623              125,637
                                    National Financial Partners Corp.                                   16,300              244,500
                                    Pzena Investment Management, Inc. Class A (b)                        4,100               38,868
                                    Resource America, Inc. Class A                                       4,049               38,466
                                    U.S. Global Investors, Inc. (b)                                      5,200               52,260
                                    Westwood Holdings Group Inc.                                         2,200              104,280
                                                                                                                       ------------
                                                                                                                          3,036,167
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches &                  Fossil, Inc. (a)                                                    18,700         $    527,901
Gemstones - 0.2%                    Fuqi International, Inc. (a)                                         4,000               32,600
                                    Movado Group, Inc.                                                   6,600              147,510
                                                                                                                       ------------
                                                                                                                            708,011
- ---------------------------------------------------------------------------------------------------------------------------------
Lead & Zinc - 0.0%                  Horsehead Holding Corp. (a)                                         14,400               84,960
- ---------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                 Callaway Golf Co.                                                   27,400              385,518
                                    Great Wolf Resorts, Inc. (a)                                        12,800               46,848
                                    Life Time Fitness, Inc. (a)(b)                                      14,400              450,288
                                    Pool Corp. (b)                                                      19,800              461,934
                                    Rick's Cabaret International, Inc. (a)                               1,400               13,748
                                    Six Flags, Inc. (a)                                                 34,500               23,805
                                    Steinway Musical Instruments, Inc. (a)                               2,800               79,296
                                    Town Sports International Holdings, Inc. (a)                         7,200               43,920
                                    Vail Resorts, Inc. (a)(b)                                           12,956              452,812
                                                                                                                       ------------
                                                                                                                          1,958,169
- ---------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                Hurco Companies, Inc. (a)                                            2,700               79,839
                                    Thermadyne Holdings Corp. (a)                                        5,500               91,685
                                                                                                                       ------------
                                                                                                                            171,524
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%      Applied Industrial Technologies, Inc.                               17,490              471,006
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%      Alamo Group, Inc.                                                    2,600               44,330
                                    Gehl Co. (a)                                                         4,250              125,078
                                    Lindsay Manufacturing Co.                                            4,713              342,871
                                    Titan Machinery, Inc. (a)                                            3,000               62,430
                                                                                                                       ------------
                                                                                                                            574,709
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &           Astec Industries, Inc. (a)                                           7,417              228,666
Handling - 0.1%                     NACCO Industries, Inc. Class A                                       2,487              235,071
                                                                                                                       ------------
                                                                                                                            463,737
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%           Briggs & Stratton Corp.                                             20,500              331,690
                                    Harbin Electric, Inc. (a)(b)                                         2,600               30,810
                                    Raser Technologies, Inc. (a)(b)                                     18,600              158,100
                                                                                                                       ------------
                                                                                                                            520,600
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty     Actuant Corp. Class A                                               23,100              583,044
- - 1.0%                              Altra Holdings, Inc. (a)                                            10,900            160,884
                                    Chart Industries, Inc. (a)                                          11,700              334,152
                                    Colfax Corp. (a)                                                     8,900              148,719
                                    Columbus McKinnon Corp. (a)                                          7,800              183,846
                                    DXP Enterprises, Inc. (a)                                            1,500               79,965
                                    EnPro Industries, Inc. (a)                                           8,300              308,428
                                    Graham Corp.                                                         2,000              108,200
                                    Kadant, Inc. (a)                                                     5,770              131,383
                                    Middleby Corp. (a)(b)                                                7,000              380,170
                                    Nordson Corp.                                                       13,910              683,120
                                    Tecumseh Products Co. Class A (a)                                    6,728              168,469

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Tennant Co.                                                          6,874         $    235,503
                                    Twin Disc, Inc.                                                      3,600               49,536
                                    Woodward Governor Co.                                               24,258              855,580
                                                                                                                       ------------
                                                                                                                          4,410,999
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment       Allis-Chalmers Energy, Inc. (a)                                     12,500              158,125
& Services - 1.2%                   Basic Energy Services, Inc. (a)                                     17,000              362,100
                                    Bolt Technology Corp. (a)                                            3,000               43,410
                                    CARBO Ceramics, Inc.                                                 8,002              412,983
                                    Cal Dive International, Inc. (a)                                    18,274              193,704
                                    Complete Production Services, Inc. (a)                              19,900              400,587
                                    Dril-Quip, Inc. (a)                                                 12,476              541,334
                                    Flotek Industries, Inc. (a)(b)                                       9,400              103,400
                                    Gulf Island Fabrication, Inc.                                        5,017              172,936
                                    Hornbeck Offshore Services, Inc. (a)                                 9,040              349,125
                                    Lufkin Industries, Inc.                                              6,100              484,035
                                    Mitcham Industries, Inc. (a)                                         4,000               40,360
                                    NATCO Group, Inc. Class A (a)                                        8,300              333,494
                                    Natural Gas Services Group (a)                                       5,000               87,350
                                    Newpark Resources, Inc. (a)                                         37,120              270,976
                                    Parker Drilling Co. (a)                                             46,681              374,382
                                    RPC, Inc.                                                           12,000              168,720
                                    Sulphco, Inc. (a)(b)                                                19,500               39,195
                                    Superior Well Services, Inc. (a)                                     6,800              172,108
                                    T-3 Energy Services, Inc. (a)                                        5,200              193,024
                                    Trico Marine Services, Inc. (a)                                      4,500               76,860
                                    Union Drilling, Inc. (a)                                             5,800               61,422
                                    Willbros Group, Inc. (a)                                            16,000              424,000
                                                                                                                       ------------
                                                                                                                          5,463,630
- ---------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.1%         Cascade Corp.                                                        3,700              162,097
                                    Flow International Corp. (a)                                        15,500               78,740
                                    Key Technology Inc. (a)                                              2,300               54,510
                                    Semitool, Inc. (a)                                                   8,341               68,229
                                    TurboChef Technologies, Inc. (a)                                     8,600               52,890
                                                                                                                       ------------
                                                                                                                            416,466
- ---------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%         Cavco Industries, Inc. (a)                                           2,700               97,605
                                    Champion Enterprises, Inc. (a)                                      32,027              177,750
                                    Palm Harbor Homes, Inc. (a)(b)                                       4,605               45,636
                                    Skyline Corp.                                                        2,801               74,030
                                                                                                                       ------------
                                                                                                                            395,021
- ---------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                Federal Signal Corp.                                                19,859              272,068
                                    Standex International Corp.                                          5,131              142,385
                                                                                                                       ------------
                                                                                                                            414,453
- ---------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments        Abaxis, Inc. (a)                                                     9,000              177,300
& Supplies - 3.2%                   Abiomed, Inc. (a)                                                   13,000              230,750
                                    Align Technology, Inc. (a)                                          25,600              277,248
                                    Alphatec Holdings, Inc. (a)                                         10,300               47,380

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    American Medical Systems Holdings, Inc. (a)(b)                      30,100         $    534,576
                                    AngioDynamics, Inc. (a)                                             10,000              158,000
                                    Atrion Corp.                                                           600               61,818
                                    Bio-Rad Laboratories, Inc. Class A (a)                               7,800              773,136
                                    BioMimetic Therapeutics, Inc. (a)                                    5,400               59,724
                                    CONMED Corp. (a)                                                    11,828              378,496
                                    Cantel Medical Corp. (a)                                             4,500               43,290
                                    Cardiac Science Corp. (a)                                            8,000               82,880
                                    Cepheid, Inc. (a)                                                   23,500              325,005
                                    Clinical Data, Inc. (a)                                              4,300               69,144
                                    Conceptus, Inc. (a)                                                 12,500              207,250
                                    CryoLife, Inc. (a)                                                  11,500              150,880
                                    Cyberonics, Inc. (a)                                                 9,769              166,073
                                    DexCom, Inc. (a)(b)                                                 10,800               66,852
                                    ev3, Inc. (a)                                                       29,032              291,481
                                    Exactech, Inc. (a)                                                   2,900               64,496
                                    Hansen Medical, Inc. (a)(b)                                          7,000               94,080
                                    I-Flow Corp. (a)                                                     8,900               82,859
                                    ICU Medical, Inc. (a)                                                3,950              120,120
                                    IRIS International, Inc. (a)                                         7,600              136,040
                                    Immucor, Inc. (a)                                                   28,943              925,018
                                    Insulet Corp. (a)                                                    7,600              105,792
                                    Invacare Corp.                                                      13,222              319,179
                                    Landauer, Inc.                                                       3,878              282,125
                                    Medical Action Industries, Inc. (a)                                  5,850               76,811
                                    Mentor Corp. (b)                                                    13,144              313,616
                                    Meridian Bioscience, Inc.                                           16,600              482,064
                                    Merit Medical Systems, Inc. (a)                                     11,410              214,166
                                    Micrus Endovascular Corp. (a)                                        6,400               89,280
                                    Neogen Corp. (a)                                                     6,000              169,080
                                    NuVasive, Inc. (a)                                                  14,600              720,218
                                    OraSure Technologies, Inc. (a)                                      19,259               94,754
                                    Orthofix International NV (a)                                        7,100              132,273
                                    Orthovita, Inc. (a)                                                 27,300               70,980
                                    Owens & Minor, Inc.                                                 16,398              795,303
                                    PSS World Medical, Inc. (a)                                         24,273              473,324
                                    Palomar Medical Technologies, Inc. (a)                               7,500              100,950
                                    SonoSite, Inc. (a)                                                   6,915              217,131
                                    Spectranetic Corp. (a)                                              13,100               60,653
                                    Stereotaxis, Inc. (a)(b)                                            11,300               68,365
                                    Steris Corp.                                                        24,200              909,436
                                    SurModics, Inc. (a)(b)                                               6,383              201,001
                                    Symmetry Medical, Inc. (a)                                          14,700              272,832
                                    Synovis Life Technologies, Inc. (a)                                  5,100               95,982
                                    Thoratec Corp. (a)                                                  22,547              591,859
                                    Trans1, Inc. (a)(b)                                                  5,000               49,450
                                    Vision-Sciences Inc. (a)                                             6,900               27,531

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Vital Signs, Inc.                                                    3,324         $    245,644
                                    Volcano Corp. (a)                                                   19,500              337,155
                                    West Pharmaceutical Services, Inc.                                  13,376              653,016
                                    Wright Medical Group, Inc. (a)                                      15,400              468,776
                                                                                                                       ------------
                                                                                                                         14,162,642
- ---------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.5%             Air Methods Corp. (a)                                                4,400              124,564
                                    Almost Family, Inc. (a)                                              2,300               90,965
                                    Genoptix, Inc. (a)                                                   3,400              111,078
                                    Hanger Orthopedic Group, Inc. (a)                                    9,500              165,775
                                    Magellan Health Services, Inc. (a)                                  16,700              685,702
                                    Parexel International Corp. (a)                                     23,394              670,472
                                    RadNet, Inc. (a)                                                     8,800               35,288
                                    RehabCare Group, Inc. (a)                                            7,495              135,660
                                    US Physical Therapy, Inc. (a)                                        4,900               85,064
                                                                                                                       ------------
                                                                                                                          2,104,568
- ---------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%            Ampco-Pittsburgh Corp.                                               3,400               88,060
                                    CIRCOR International, Inc.                                           6,700              290,981
                                    Dynamic Materials Corp.                                              5,200              120,692
                                    Encore Wire Corp.                                                    7,550              136,731
                                    Gibraltar Industries, Inc.                                          11,134              208,317
                                    Haynes International, Inc. (a)                                       4,900              229,467
                                    Insteel Industries, Inc.                                             7,200               97,848
                                    Kaydon Corp.                                                        10,926              492,326
                                    L.B. Foster Co. Class A (a)                                          4,600              139,932
                                    Mueller Industries, Inc.                                            15,282              351,639
                                    Mueller Water Products, Inc. Series A (b)                           47,560              427,089
                                    NN, Inc.                                                             5,500               70,675
                                    Northwest Pipe Co. (a)                                               3,800              165,756
                                    Omega Flex, Inc.                                                     1,200               27,060
                                    RBC Bearings, Inc. (a)                                               9,000              303,210
                                    RTI International Metals, Inc. (a)                                   9,013              176,294
                                    Trimas Corp. (a)                                                     4,300               28,208
                                    Worthington Industries, Inc.                                        26,600              397,404
                                                                                                                       ------------
                                                                                                                          3,751,689
- ---------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals                   AMCOL International Corp.                                           10,673              333,638
Miscellaneous - 0.5%                Apex Silver Mines Ltd. (a)                                          19,400               33,368
                                    Brush Engineered Materials, Inc. (a)                                 8,411              156,192
                                    Compass Minerals International, Inc.                                13,300              696,787
                                    General Moly, Inc. (a)(b)                                           25,900              112,665
                                    Hecla Mining Co. (a)(b)                                             49,200              230,256
                                    Minerals Technologies, Inc.                                          7,853              466,154
                                    Stillwater Mining Co. (a)                                           16,364               95,075
                                    United States Lime & Minerals Inc. (a)                                 700               26,957
                                    Uranium Resources, Inc. (a)                                         19,000               32,110
                                                                                                                       ------------
                                                                                                                          2,183,202
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business &            Core-Mark Holdings Co., Inc. (a)                                     3,900         $     97,461
Consumer Discretionary - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples      Reddy Ice Holdings, Inc.                                             7,400               27,010
- - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%    MedAssets, Inc. (a)                                                  6,600              113,520
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &           Ceradyne, Inc. (a)                                                  10,850              397,761
Commodities - 0.2%                  Lydall, Inc. (a)                                                     6,900               66,447
                                    Symyx Technologies Inc. (a)                                         13,879              137,541
                                    WD-40 Co.                                                            6,789              243,929
                                                                                                                       ------------
                                                                                                                            845,678
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &           Insituform Technologies, Inc. Class A (a)                           11,438              171,112
Processing - 0.1%                   Rogers Corp. (a)                                                     7,455              275,686
                                    Xerium Technologies, Inc.                                            6,700               43,148
                                                                                                                       ------------
                                                                                                                            489,946
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer              Blount International, Inc. (a)                                      15,800              175,854
Durables - 0.1%                     Park-Ohio Holdings Corp. (a)                                         3,400               60,826
                                                                                                                       ------------
                                                                                                                            236,680
- ---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%     iRobot Corp. (a)(b)                                                  7,400              109,668
                                    Microvision, Inc. (a)(b)                                            23,300               45,202
                                    TerreStar Corp. (a)(b)                                              23,900               23,900
                                    Vocus, Inc. (a)                                                      6,600              224,136
                                                                                                                       ------------
                                                                                                                            402,906
- ---------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%       Brunswick Corp.                                                     34,900              446,371
                                    Compass Diversified Holdings                                         9,800              136,612
                                    GenCorp, Inc. (a)                                                   23,571              158,869
                                    GenTek Inc. (a)                                                      3,500               89,985
                                    Kaman Corp. Class A                                                 10,494              298,869
                                    Lancaster Colony Corp.                                               8,299              312,540
                                    Raven Industries, Inc.                                               6,600              259,710
                                    United Capital Corp. (a)                                               600               15,894
                                                                                                                       ------------
                                                                                                                          1,718,850
- ---------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business         ACCO Brands Corp. (a)                                               22,400              168,896
Equipment - 0.4%                    HNI Corp. (b)                                                       18,400              466,256
                                    Herman Miller, Inc.                                                 22,200              543,234
                                    Kimball International, Inc. Class B                                 13,174              142,279
                                    Knoll, Inc.                                                         20,000              302,400
                                    Presstek, Inc. (a)                                                  11,400               64,296
                                                                                                                       ------------
                                                                                                                          1,687,361
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.0%         APCO Argentina, Inc.                                                 1,600               45,296
                                    ATP Oil & Gas Corp. (a)                                             11,500              204,815
                                    Abraxas Petroleum Corp. (a)                                         17,300               45,153
                                    American Oil & Gas, Inc. (a)                                        15,100               39,411
                                    Arena Resources, Inc. (a)                                           15,100              586,635
                                    Atlas America, Inc.                                                 14,287              487,329
                                    BMB Munai, Inc. (a)(b)                                              15,400               63,910

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    BPZ Resources, Inc. (a)(b)                                          24,800         $    426,560
                                    Berry Petroleum Co. Class A                                         17,602              681,725
                                    Bill Barrett Corp. (a)                                              15,100              484,861
                                    Brigham Exploration Co. (a)                                         19,100              209,909
                                    Bronco Drilling Co., Inc. (a)                                       12,000              122,640
                                    Callon Petroleum Co. (a)                                             8,700              156,861
                                    Cano Petroleum, Inc. (a)                                            16,100               37,191
                                    Carrizo Oil & Gas, Inc. (a)                                         11,300              409,851
                                    Cheniere Energy, Inc. (a)                                           21,000               47,250
                                    Clayton Williams Energy, Inc. (a)                                    2,200              155,166
                                    Comstock Resources, Inc. (a)(c)                                     18,857              943,793
                                    Contango Oil & Gas Co. (a)                                           5,400              291,492
                                    Delek US Holdings, Inc.                                              4,600               42,642
                                    Double Eagle Pete & Mining Co. (a)                                   3,400               48,552
                                    EXCO Resources, Inc. (a)                                            61,400            1,002,048
                                    Endeavour International Corp. (a)                                   46,900               61,908
                                    Energy Partners Ltd. (a)                                            13,137              113,898
                                    Energy XXI Bermuda Ltd.                                             46,200              140,448
                                    FX Energy, Inc. (a)                                                 16,600              123,504
                                    Gasco Energy, Inc. (a)                                              38,600               70,252
                                    GeoGlobal Resources, Inc. (a)(b)                                    16,300               41,076
                                    GeoResources, Inc. (a)                                               2,300               26,358
                                    Geokinetics, Inc. (a)                                                2,600               49,400
                                    Goodrich Petroleum Corp. (a)                                         9,300              405,387
                                    Gran Tierra Energy, Inc. (a)                                        39,400              146,174
                                    Grey Wolf, Inc. (a)                                                 73,843              574,499
                                    Gulfport Energy Corp. (a)                                           10,800              108,540
                                    Harvest Natural Resources, Inc. (a)                                 14,600              147,752
                                    Houston American Energy Corp.                                        6,200               39,184
                                    McMoRan Exploration Co. (a)(b)                                      23,900              564,996
                                    Meridian Resource Corp. (a)                                         31,911               58,716
                                    Northern Oil And Gas, Inc. (a)                                       8,100               65,853
                                    Oilsands Quest, Inc. (a)                                            68,100              203,619
                                    Panhandle Oil & Gas Inc.                                             3,000               85,890
                                    Parallel Petroleum Corp. (a)                                        17,100              161,082
                                    Petroleum Development Corp. (a)                                      6,100              270,657
                                    Petroquest Energy, Inc. (a)(b)                                      17,900              274,765
                                    Pioneer Drilling Co. (a)                                            20,600              273,980
                                    PrimeEnergy Corp. (a)                                                  300               22,200
                                    Quest Resource Corp. (a)                                             9,800               26,068
                                    Rex Energy Corp. (a)                                                 6,900              108,744
                                    Rosetta Resources, Inc. (a)                                         21,200              389,232
                                    Stone Energy Corp. (a)                                              13,098              554,438
                                    Swift Energy Co. (a)                                                11,917              461,069
                                    TXCO Resources, Inc. (a)                                            14,500              145,580
                                    Toreador Resources Corp. (a)(b)                                      7,000               62,930
                                    Tri-Valley Corp. (a)(b)                                              9,300               58,962

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Venoco, Inc. (a)                                                     8,400         $    109,200
                                    VeraSun Energy Corp. (a)(b)                                         42,380              132,649
                                    Warren Resources, Inc. (a)                                          24,100              240,518
                                    Western Refining, Inc. (b)                                          12,300              124,353
                                                                                                                       ------------
                                                                                                                         12,976,971
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%     Delta Petroleum Corp. (a)                                           25,700              349,006
                                    GMX Resources Inc. (a)                                               6,900              329,820
                                    Ram Energy Resources, Inc. (a)                                      15,500               44,795
                                                                                                                       ------------
                                                                                                                            723,621
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International       Vaalco Energy, Inc. (a)                                             24,400              166,896
- - 0.0%
- ---------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%            Ferro Corp.                                                         18,076              363,328
                                    H.B. Fuller Co.                                                     20,680              431,592
                                                                                                                       ------------
                                                                                                                            794,920
- ---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                        AbitibiBowater, Inc. (b)                                            21,944               84,923
                                    Albany International Corp. Class A                                  12,274              335,448
                                    Boise, Inc. (a)                                                     14,600               22,776
                                    Buckeye Technologies, Inc. (a)                                      16,198              132,662
                                    Kapstone Paper and Packaging Corp. (a)(b)                            7,400               46,990
                                    Mercer International, Inc.-Sbi (a)                                  12,400               45,384
                                    Multi-Color Corp.                                                    3,950               94,366
                                    Neenah Paper, Inc.                                                   6,000              118,800
                                    P.H. Glatfelter Co.                                                 18,701              253,212
                                    Rock-Tenn Co. Class A                                               15,780              630,884
                                    Verso Paper Corp.                                                    5,800               15,312
                                    Wausau Paper Corp.                                                  18,242              184,791
                                                                                                                       ------------
                                                                                                                          1,965,548
- ---------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                     Spartech Corp.                                                      12,654              125,275
- ---------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                 American Ecology Corp.                                               6,700              185,389
Environmental Services - 0.3%       Darling International, Inc. (a)                                     33,700              374,407
                                    EnergySolutions, Inc.                                               13,700              137,000
                                    Fuel Tech, Inc. (a)(b)                                               7,300              132,057
                                    Headwaters, Inc. (a)                                                17,346              231,569
                                    Met-Pro Corp.                                                        6,200               90,458
                                    Metalico, Inc. (a)(b)                                               10,000               59,000
                                    Team, Inc. (a)                                                       7,600              274,512
                                                                                                                       ------------
                                                                                                                          1,484,392
- ---------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment -      Regal-Beloit Corp.                                                  13,251              563,433
0.1%                                Synthesis Energy Systems, Inc. (a)                                   8,600               41,710
                                                                                                                       ------------
                                                                                                                            605,143
- ---------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services         Bowne & Co., Inc.                                                   11,082              127,997
- - 0.2%                              Cenveo, Inc. (a)                                                    19,800            152,262
                                    Schawk, Inc.                                                         5,500               83,160
                                    VistaPrint Ltd. (a)                                                 18,200              597,688
                                                                                                                       ------------
                                                                                                                            961,107
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
Production Technology               ATMI, Inc. (a)                                                      13,257         $    238,361
Equipment - 1.1%                    Axcelis Technologies, Inc. (a)                                      44,800               76,160
                                    Brooks Automation, Inc. (a)                                         26,178              218,848
                                    Cognex Corp.                                                        17,356              349,897
                                    Cymer, Inc. (a)                                                     11,800              298,894
                                    Dionex Corp. (a)                                                     7,531              478,595
                                    Electro Scientific Industries, Inc. (a)                             11,161              158,709
                                    Emcore Corp. (a)(b)                                                 30,300              149,682
                                    Entegris, Inc. (a)                                                  47,199              228,443
                                    Esterline Technologies Corp. (a)                                    12,190              482,602
                                    FEI Co. (a)                                                         15,055              358,460
                                    Intevac, Inc. (a)                                                    9,000               95,760
                                    K-Tron International, Inc. (a)                                       1,000              128,830
                                    Kulicke & Soffa Industries, Inc. (a)                                22,156               99,924
                                    LTX-Credence Corp. (a)                                              57,003               99,185
                                    MTS Systems Corp.                                                    7,200              303,120
                                    Mattson Technology, Inc. (a)                                        20,399               96,487
                                    Photon Dynamics, Inc. (a)                                            8,300              127,405
                                    Photronics, Inc. (a)                                                17,279               32,485
                                    Rofin-Sinar Technologies, Inc. (a)                                  12,300              376,503
                                    Rudolph Technologies, Inc. (a)                                      12,673              106,200
                                    Ultra Clean Holdings, Inc. (a)                                       8,000               40,320
                                    Ultratech, Inc. (a)                                                  9,690              117,249
                                                                                                                       ------------
                                                                                                                          4,662,119
- ---------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%    Consolidated Graphics, Inc. (a)                                      4,100              124,353
                                    Courier Corp.                                                        3,750               76,350
                                    GateHouse Media, Inc. (b)                                           10,640                5,214
                                    Idearc, Inc.                                                        50,700               63,375
                                    Martha Stewart Living Omnimedia, Inc. Class A (a)                    8,882               75,586
                                    Playboy Enterprises, Inc. Class B (a)                               10,107               39,822
                                    Primedia, Inc.                                                      10,300               25,029
                                    Scholastic Corp.                                                     9,960              255,773
                                                                                                                       ------------
                                                                                                                            665,502
- ---------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%       AH Belo Corp.                                                        7,980               41,177
                                    Belo Corp. Class A                                                  36,800              219,328
                                    Dolan Media Co. (a)                                                  9,500               95,855
                                    Journal Communications, Inc. Class A                                17,400               84,912
                                    Lee Enterprises, Inc. (b)                                           18,400               64,400
                                    McClatchy Co. Class A (b)                                           21,400               94,160
                                    Media General, Inc. Class A (b)                                      9,400              116,842
                                                                                                                       ------------
                                                                                                                            716,674
- ---------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.2%      CKX, Inc. (a)                                                       23,500              144,760
                                    Citadel Broadcasting Corp. (a)                                      74,730               58,289
                                    Cox Radio, Inc. Class A (a)                                          8,700               91,872
                                    Cumulus Media, Inc. Class A (a)                                     13,900               59,214
                                    Entercom Communications Corp.                                       10,600               53,212

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Fisher Communications, Inc.                                          2,800         $    110,320
                                    Gray Television, Inc.                                               19,500               33,540
                                    Lin TV Corp. Class A (a)                                            11,000               56,760
                                    Outdoor Channel Holdings, Inc. (a)                                   6,600               58,080
                                    RHI Entertainment, Inc. (a)                                          4,500               67,050
                                    Sinclair Broadcast Group, Inc. Class A                              21,664              109,187
                                    Westwood One, Inc. (a)                                              33,700               18,535
                                    World Wrestling Entertainment, Inc.                                  8,796              135,986
                                                                                                                       ------------
                                                                                                                            996,805
- ---------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.3%           American Railcar Industries, Inc.                                    3,600               57,744
                                    Freightcar America, Inc.                                             4,900              143,423
                                    Greenbrier Cos., Inc.                                                6,800              132,668
                                    Westinghouse Air Brake Technologies Corp.                           19,439              995,860
                                                                                                                       ------------
                                                                                                                          1,329,695
- ---------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                    Genesee & Wyoming, Inc. Class A (a)                                 12,675              475,566
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                  AMREP Corp. (a)(b)                                                     700               29,687
                                    Avatar Holdings, Inc. (a)(b)                                         2,500               82,500
                                    Bluegreen Corp. (a)                                                  5,300               36,623
                                    Cogdell Spencer, Inc.                                                4,400               70,576
                                    Consolidated-Tomoka Land Co.                                         2,200               95,018
                                    FX Real Estate and Entertainment, Inc. (a)                           3,220                3,349
                                    Forestar Real Estate Group, Inc. (a)                                14,700              216,825
                                    Griffin Land & Nurseries, Inc.                                       1,400               51,912
                                    Grubb & Ellis Co.                                                   14,200               38,340
                                    Hilltop Holdings, Inc. (a)                                          18,572              191,663
                                    Meruelo Maddux Properties, Inc. (a)                                 17,380               21,204
                                    Resource Capital Corp.                                               8,800               53,328
                                    Stratus Properties, Inc. (a)                                         2,000               55,040
                                    Tejon Ranch Co. (a)(b)                                               4,615              171,447
                                    Thomas Properties Group, Inc.                                        9,900               99,990
                                                                                                                       ------------
                                                                                                                          1,217,502
- ---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       Acadia Realty Trust                                                 13,301              336,249
(REITs) - 6.0%                      Agree Realty Corp.                                                   3,200               91,520
                                    Alexander's, Inc.                                                      867              346,800
                                    American Campus Communities, Inc.                                   16,603              562,510
                                    American Capital Agency Corp.                                        3,300               57,156
                                    Anthracite Capital, Inc. (d)                                        24,100              129,176
                                    Anworth Mortgage Asset Corp.                                        34,100              201,872
                                    Arbor Realty Trust, Inc. (b)                                         5,900               59,000
                                    Ashford Hospitality Trust, Inc.                                     49,380              199,989
                                    Associated Estates Realty Corp.                                      6,000               78,180
                                    BioMed Realty Trust, Inc.                                           29,620              783,449
                                    CapLease, Inc.                                                      18,500              146,705
                                    Capital Trust, Inc. (b)                                              6,900              106,950
                                    Capstead Mortgage Corp.                                             22,100              241,995
                                    Care Investment Trust, Inc.                                          5,500               63,140

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Cedar Shopping Centers, Inc.                                        15,800         $    208,876
                                    Chimera Investment Corp.                                            13,900               86,319
                                    Colonial Properties Trust                                           19,600              366,324
                                    Corporate Office Properties Trust                                   16,100              649,635
                                    Cousins Properties, Inc. (b)                                        18,700              471,801
                                    DCT Industrial Trust, Inc.                                          70,910              531,116
                                    DiamondRock Hospitality Co.                                         39,150              356,265
                                    Dupont Fabros Technology, Inc.                                       4,900               74,725
                                    Eastgroup Properties, Inc.                                          10,327              501,273
                                    Education Realty Trust, Inc.                                        11,800              130,744
                                    Entertainment Properties Trust                                      12,680              693,850
                                    Equity Lifestyle Properties, Inc.                                    8,394              445,134
                                    Equity One, Inc.                                                    13,300              272,517
                                    Extra Space Storage, Inc.                                           32,850              504,576
                                    FelCor Lodging Trust, Inc.                                          25,970              185,945
                                    First Industrial Realty Trust, Inc.                                 18,300              524,844
                                    First Potomac Realty Trust                                          10,100              173,619
                                    Franklin Street Properties Corp.                                    24,400              317,200
                                    Friedman Billings Ramsey Group, Inc. Class A                        60,800              121,600
                                    Getty Realty Corp.                                                   7,200              159,624
                                    Glimcher Realty Trust                                               15,656              163,449
                                    Gramercy Capital Corp.                                              17,202               44,553
                                    Hatteras Financial Corp.                                             4,700              109,040
                                    Healthcare Realty Trust, Inc.                                       23,200              676,280
                                    Hersha Hospitality Trust                                            17,100              127,224
                                    Highwoods Properties, Inc.                                          25,300              899,668
                                    Home Properties, Inc.                                               12,620              731,329
                                    Inland Real Estate Corp.                                            23,700              371,853
                                    Investors Real Estate Trust                                         23,700              265,203
                                    JER Investors Trust, Inc.                                            9,400               45,308
                                    Kite Realty Group Trust                                              8,340               91,740
                                    LTC Properties, Inc.                                                 9,500              278,540
                                    LaSalle Hotel Properties                                            16,620              387,578
                                    Lexington Corporate Properties Trust                                19,992              344,262
                                    MFA Mortgage Investments, Inc.                                      78,000              507,000
                                    Maguire Properties, Inc.                                            15,800               94,168
                                    Medical Properties Trust, Inc.                                      27,400              310,990
                                    Mid-America Apartment Communities, Inc.                             10,829              532,137
                                    Mission West Properties, Inc.                                        8,100               78,894
                                    Monmouth Real Estate Investment Corp. Class A                        8,200               63,878
                                    National Health Investors, Inc.                                      9,229              315,447
                                    National Retail Properties, Inc.                                    29,675              710,716
                                    Newcastle Investment Corp. (b)                                      21,800              138,430
                                    NorthStar Realty Finance Corp. (b)                                  23,000              178,250
                                    Omega Healthcare Investors, Inc.                                    32,300              635,018
                                    One Liberty Properties, Inc.                                         3,300               58,311
                                    PS Business Parks, Inc.                                              6,208              357,581

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Parkway Properties, Inc.                                             6,304         $    238,669
                                    Pennsylvania Real Estate Investment Trust                           14,532              273,928
                                    Post Properties, Inc.                                               18,186              508,662
                                    Potlatch Corp.                                                      16,247              753,698
                                    RAIT Investment Trust (b)                                           25,610              140,599
                                    Ramco-Gershenson Properties Trust                                    6,500              145,730
                                    Realty Income Corp. (b)                                             41,800            1,070,080
                                    Redwood Trust, Inc. (b)                                             13,595              295,419
                                    Saul Centers, Inc.                                                   3,922              198,218
                                    Senior Housing Properties Trust                                     45,914            1,094,131
                                    Sovran Self Storage, Inc.                                            8,980              401,316
                                    Strategic Hotel Capital, Inc.                                       30,700              231,785
                                    Sun Communities, Inc.                                                6,743              133,579
                                    Sunstone Hotel Investors, Inc.                                      22,300              301,050
                                    Tanger Factory Outlet Centers, Inc.                                 12,622              552,717
                                    U-Store-It Trust                                                    20,470              251,167
                                    Universal Health Realty Income Trust                                 4,927              191,660
                                    Urstadt Biddle Properties, Inc. Class A                              7,900              148,125
                                    Washington Real Estate Investment Trust                             20,165              738,644
                                    Winthrop Realty Trust, Inc.                                         18,700               72,930
                                                                                                                       ------------
                                                                                                                         26,439,632
- ---------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles &             Fleetwood Enterprises, Inc. (a)                                     26,499               27,029
Boats - 0.2%                        Marine Products Corp.                                                3,175               26,353
                                    Polaris Industries, Inc. (b)                                        13,100              595,919
                                    Winnebago Industries, Inc. (b)                                      11,990              154,911
                                                                                                                       ------------
                                                                                                                            804,212
- ---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:          Aircastle Ltd. (b)                                                  19,300              191,263
Commercial - 0.2%                   Electro Rent Corp.                                                   8,853              118,896
                                    H&E Equipment Services, Inc. (a)                                     6,800               65,688
                                    McGrath RentCorp                                                     9,810              282,724
                                                                                                                       ------------
                                                                                                                            658,571
- ---------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:          Aaron Rents, Inc. (c)                                               18,793              508,726
Consumer - 0.3%                     Amerco, Inc. (a)                                                     3,900              163,527
                                    Dollar Thrifty Automotive Group, Inc. (a)                            7,195               13,886
                                    RSC Holdings, Inc. (a)                                              19,700              223,792
                                    Rent-A-Center, Inc. (a)                                             26,600              592,648
                                                                                                                       ------------
                                                                                                                          1,502,579
- ---------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%                  AFC Enterprises, Inc. (a)                                           10,400               75,504
                                    BJ's Restaurants, Inc. (a)                                           7,200               85,968
                                    Bob Evans Farms, Inc.                                               12,780              348,766
                                    Buffalo Wild Wings, Inc. (a)                                         7,050              283,692
                                    CBRL Group, Inc.                                                     8,400              220,920
                                    CEC Entertainment, Inc. (a)                                          8,750              290,500
                                    CKE Restaurants, Inc.                                               21,600              228,960
                                    California Pizza Kitchen, Inc. (a)                                   8,650              111,326
                                    The Cheesecake Factory, Inc. (a)                                    26,300              384,506

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Denny's Corp. (a)                                                   39,100         $    100,878
                                    DineEquity, Inc. (b)                                                 7,148              120,515
                                    Domino's Pizza, Inc. (a)                                            16,250              197,275
                                    Einstein Noah Restaurant Group, Inc. (a)                             1,600               16,128
                                    Jack in the Box, Inc. (a)                                           24,236              511,380
                                    Krispy Kreme Doughnuts, Inc. (a)                                    23,300               76,890
                                    Landry's Restaurants, Inc.                                           5,496               85,463
                                    Luby's, Inc. (a)                                                     8,900               71,556
                                    O'Charleys, Inc.                                                     7,484               65,485
                                    P.F. Chang's China Bistro, Inc. (a)                                  9,108              214,402
                                    Papa John's International, Inc. (a)                                  8,996              244,331
                                    Red Robin Gourmet Burgers, Inc. (a)                                  6,300              168,840
                                    Ruby Tuesday, Inc. (a)                                              21,400              123,906
                                    Ruth's Hospitality Group, Inc. (a)                                   9,200               36,156
                                    Sonic Corp. (a)                                                     24,720              360,170
                                    The Steak n Shake Co. (a)                                           11,428               99,195
                                    Texas Roadhouse, Inc. Class A (a)                                   21,600              194,184
                                    Wendy's                                                            165,652              871,330
                                                                                                                       ------------
                                                                                                                          5,588,226
- ---------------------------------------------------------------------------------------------------------------------------------
Retail - 3.1%                       1-800-FLOWERS.COM, Inc. Class A (a)                                 10,824               65,160
                                    99 Cents Only Stores (a)                                            17,900              196,363
                                    America's Car Mart, Inc. (a)                                         3,300               61,347
                                    Asbury Automotive Group, Inc.                                       13,200              152,064
                                    Aeropostale, Inc. (a)                                               26,975              866,167
                                    bebe Stores, Inc.                                                   15,900              155,343
                                    Bidz.com, Inc. (a)(b)                                                2,400               20,784
                                    Big 5 Sporting Goods Corp.                                           9,000               92,880
                                    Blockbuster, Inc. Class A (a)(b)                                    73,000              149,650
                                    Blue Nile, Inc. (a)(b)                                               5,500              235,785
                                    Borders Group, Inc.                                                 25,000              164,000
                                    Brown Shoe Co., Inc.                                                17,527              287,092
                                    The Buckle, Inc.                                                     5,973              331,740
                                    Build-A-Bear Workshop, Inc. (a)                                      7,500               54,600
                                    Cabela's, Inc. Class A (a)                                          16,200              195,696
                                    Cache, Inc. (a)                                                      4,650               31,946
                                    Casual Male Retail Group, Inc. (a)                                  14,500               56,985
                                    The Cato Corp. Class A                                              11,395              199,982
                                    Central Garden & Pet Co. Class A (a)                                26,634              158,472
                                    Charlotte Russe Holding, Inc. (a)                                    8,500               87,125
                                    Charming Shoppes, Inc. (a)                                          46,840              229,048
                                    Chico's FAS, Inc. (a)                                               72,900              398,763
                                    The Children's Place Retail Stores, Inc. (a)                         9,485              316,325
                                    Christopher & Banks Corp.                                           14,528              111,430
                                    Circuit City Stores, Inc. (b)                                       69,600               52,896
                                    Coldwater Creek, Inc. (a)                                           23,500              136,065
                                    Collective Brands, Inc. (a)                                         26,400              483,384
                                    Conn's, Inc. (a)(b)                                                  4,000               74,840

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Dillard's, Inc. Class A (b)                                         22,200         $    261,960
                                    Dress Barn, Inc. (a)                                                18,590              284,241
                                    drugstore.com, Inc. (a)                                             34,400               80,840
                                    Ezcorp, Inc. (a)                                                    15,900              298,920
                                    FGX International Holdings Ltd. (a)                                  5,700               63,099
                                    Fred's, Inc.                                                        16,535              235,128
                                    GSI Commerce, Inc. (a)                                               9,700              150,156
                                    Gaiam, Inc. (a)                                                      7,400               78,440
                                    Genesco, Inc. (a)                                                    8,238              275,808
                                    Group 1 Automotive, Inc.                                             8,732              189,746
                                    Gymboree Corp. (a)                                                  11,258              399,659
                                    Hibbett Sports, Inc. (a)                                            11,075              221,722
                                    Hot Topic, Inc. (a)                                                 18,081              119,515
                                    Insight Enterprises, Inc. (a)                                       19,398              260,127
                                    Jo-Ann Stores, Inc. (a)                                             10,505              220,395
                                    Jos. A. Bank Clothiers, Inc. (a)(b)                                  7,033              236,309
                                    Lawson Products, Inc.                                                1,888               52,203
                                    Lumber Liquidators, Inc. (a)                                         3,900               48,984
                                    MarineMax, Inc. (a)(b)                                               6,800               49,164
                                    Men's Wearhouse, Inc.                                               21,300              452,412
                                    New York & Co. (a)                                                   9,300               88,722
                                    Overstock.com, Inc. (a)(b)                                           6,400              126,784
                                    PC Connection, Inc. (a)                                              2,900               19,401
                                    PC Mall, Inc. (a)                                                    4,600               31,418
                                    Pacific Sunwear of California, Inc. (a)                             28,900              194,497
                                    The Pantry, Inc. (a)                                                 9,200              194,948
                                    The Pep Boys - Manny, Moe & Jack                                    17,410              107,594
                                    PetMed Express, Inc. (a)                                             9,800              153,860
                                    Pier 1 Imports, Inc. (a)                                            36,699              151,567
                                    PriceSmart, Inc.                                                     6,000              100,440
                                    Retail Ventures, Inc. (a)                                           11,800               46,020
                                    Rush Enterprises, Inc. Class A (a)                                  13,900              177,920
                                    Russ Berrie & Co., Inc. (a)                                          6,147               47,147
                                    Sally Beauty Co., Inc. (a)                                          39,000              335,400
                                    School Specialty, Inc. (a)                                           8,154              254,323
                                    Shutterfly, Inc. (a)                                                 8,100               77,841
                                    Sonic Automotive, Inc.                                              10,800               91,368
                                    Stage Stores, Inc.                                                  15,850              216,511
                                    Stamps.com, Inc. (a)                                                 6,003               70,055
                                    Stein Mart, Inc.                                                    10,424               40,758
                                    Syms Corp. (a)                                                       2,700               36,477
                                    Systemax, Inc.                                                       4,600               64,676
                                    The Talbots, Inc.                                                   10,100              132,310
                                    Tractor Supply Co. (a)                                              13,200              555,060
                                    Tuesday Morning Corp. (a)                                           12,390               51,171
                                    Tween Brands, Inc. (a)                                               8,866               86,798
                                    Volcom, Inc. (a)                                                     7,500              129,600

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    The Wet Seal, Inc. Class A (a)                                      38,000         $    137,940
                                    Zale Corp. (a)(b)                                                   13,200              330,000
                                    Zumiez, Inc. (a)                                                     8,100              133,488
                                                                                                                       ------------
                                                                                                                         13,528,854
- ---------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.2%               Anchor Bancorp Wisconsin, Inc.                                       7,837               57,602
                                    Bank Mutual Corp.                                                   19,938              226,296
                                    Berkshire Hills Bancorp, Inc.                                        4,300              137,600
                                    Brookline Bancorp, Inc.                                             24,087              308,073
                                    Brooklyn Federal Bancorp, Inc.                                       2,600               38,454
                                    Danvers Bancorp, Inc.                                                7,400               94,350
                                    Dime Community Bancshares, Inc.                                      9,749              148,380
                                    Downey Financial Corp. (b)                                          10,000               28,000
                                    ESSA Bancorp, Inc.                                                   7,000               97,300
                                    First Financial Holdings, Inc.                                       4,826              126,345
                                    First Financial Northwest, Inc.                                      9,400               97,008
                                    First Niagara Financial Group, Inc.                                 45,353              714,310
                                    First Place Financial Corp.                                          7,500               96,375
                                    FirstFed Financial Corp. (a)(b)                                      4,900               38,416
                                    Flagstar Bancorp, Inc.                                              18,150               54,087
                                    Flushing Financial Corp.                                             8,875              155,313
                                    Guaranty Financial Group, Inc. (a)(b)                               15,300               60,435
                                    Home Federal Bancorp, Inc.                                           2,700               34,425
                                    IBERIABANK Corp.                                                     5,350              282,748
                                    Kearny Financial Corp.                                               7,300               89,352
                                    Meridian Interstate Bancorp, Inc. (a)                                4,300               43,903
                                    NASB Financial, Inc.                                                   900               29,241
                                    NewAlliance Bancshares, Inc.                                        44,900              674,847
                                    Northwest Bancorp, Inc.                                              7,067              194,625
                                    OceanFirst Financial Corp.                                           3,700               67,044
                                    Ocwen Financial Corp. (a)                                           13,265              106,783
                                    Provident Financial Services, Inc.                                  24,658              407,104
                                    Provident New York Bancorp                                          16,589              219,307
                                    Rockville Financial, Inc.                                            3,000               47,250
                                    Roma Financial Corp.                                                 3,200               47,200
                                    Sterling Financial Corp.                                            20,143              292,074
                                    United Community Financial Corp.                                     9,061               45,305
                                    ViewPoint Financial Group                                            4,600               80,500
                                    W Holding Co., Inc. (b)                                             49,833               26,910
                                    Westfield Financial, Inc.                                           13,112              135,054
                                                                                                                       ------------
                                                                                                                          5,302,016
- ---------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &              Diamond Hill Investments Group (a)                                     800               71,936
Services - 0.5%                     GFI Group, Inc.                                                     27,300              128,583
                                    Gladstone Investment Corp.                                          11,000               75,680
                                    International Assets Holding Corp., Inc. (a)                         1,700               40,987
                                    KBW, Inc. (a)(b)                                                    10,800              355,752
                                    Knight Capital Group, Inc. Class A (a)                              37,400              555,764

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    LaBranche & Co., Inc. (a)                                           21,100         $     94,950
                                    Ladenburg Thalmann Financial Services, Inc. (a)                     42,000               75,600
                                    MarketAxess Holdings, Inc. (a)                                      12,800              103,296
                                    optionsXpress Holdings, Inc.                                        17,500              339,850
                                    Penson Worldwide, Inc. (a)                                           6,900               95,703
                                    SWS Group, Inc.                                                     10,006              201,721
                                    Thomas Weisel Partners Group, Inc. (a)                               9,200               77,556
                                                                                                                       ------------
                                                                                                                          2,217,378
- ---------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%         ABM Industries, Inc.                                                18,070              394,649
                                    AMN Healthcare Services, Inc. (a)                                   14,005              246,068
                                    Administaff, Inc.                                                    8,861              241,196
                                    The Advisory Board Co. (a)                                           7,200              217,152
                                    Ambassadors Group, Inc.                                              7,900              125,689
                                    CBIZ, Inc. (a)                                                      18,453              155,928
                                    CDI Corp.                                                            5,501              122,837
                                    CRA International, Inc. (a)                                          4,500              123,660
                                    Casella Waste Systems, Inc. (a)                                      9,278              108,924
                                    Chemed Corp.                                                         9,772              401,238
                                    CoStar Group, Inc. (a)(b)                                            8,050              365,390
                                    Coinstar, Inc. (a)                                                  11,492              367,744
                                    Cornell Cos., Inc. (a)                                               4,600              125,028
                                    Cross Country Healthcare, Inc. (a)                                  12,700              206,883
                                    Dice Holdings, Inc. (a)                                              6,500               46,150
                                    DynCorp. International, Inc. (a)                                    10,200              170,952
                                    Exponent, Inc. (a)                                                   6,104              201,981
                                    First Advantage Corp. Class A (a)                                    4,200               59,010
                                    Forrester Research, Inc. (a)                                         6,381              187,091
                                    G&K Services, Inc. Class A                                           8,177              270,250
                                    The Geo Group, Inc. (a)                                             21,100              426,431
                                    Gevity HR, Inc.                                                     11,400               82,992
                                    Global Sources Ltd. (a)                                              7,020               70,691
                                    Global Traffic Network, Inc. (a)                                     4,900               45,423
                                    Heidrick & Struggles International, Inc.                             7,058              212,799
                                    Hudson Highland Group, Inc. (a)                                     10,300               71,585
                                    ICF International, Inc. (a)                                          2,700               53,325
                                    ICT Group, Inc. (a)                                                  4,100               33,005
                                    IKON Office Solutions, Inc.                                         33,500              569,835
                                    Jackson Hewitt Tax Service, Inc.                                    11,700              179,478
                                    Kelly Services, Inc. Class A                                        10,868              207,035
                                    Kforce, Inc. (a)                                                    12,700              129,667
                                    The Knot, Inc. (a)                                                  11,700               97,695
                                    Korn/Ferry International (a)                                        19,168              341,574
                                    Liquidity Services, Inc. (a)                                         6,000               65,100
                                    MAXIMUS, Inc.                                                        7,704              283,815
                                    MPS Group, Inc. (a)                                                 39,005              393,170
                                    Midas, Inc. (a)                                                      5,742               79,010
                                    Monro Muffler, Inc.                                                  6,750              155,655

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Navigant Consulting, Inc. (a)                                       19,923         $    396,268
                                    Net 1 UEPS Technologies, Inc. (a)                                   18,600              415,338
                                    Nutri/System, Inc. (b)                                              12,600              223,272
                                    On Assignment, Inc. (a)                                             14,600              115,048
                                    Orbitz Worldwide, Inc. (a)                                          14,600               85,702
                                    PHH Corp. (a)                                                       22,364              297,218
                                    PRG-Schultz International, Inc. (a)                                  6,200               55,552
                                    People Support, Inc. (a)                                             8,700              101,703
                                    Perficient, Inc. (a)                                                13,200               87,648
                                    Pre-Paid Legal Services, Inc. (a)                                    3,260              134,508
                                    The Providence Service Corp. (a)                                     5,000               49,000
                                    Regis Corp.                                                         17,800              489,500
                                    Resources Connection, Inc. (a)                                      18,832              424,285
                                    Rollins, Inc.                                                       17,153              325,564
                                    Spherion Corp. (a)                                                  22,629              110,203
                                    Standard Parking Corp. (a)                                           3,600               79,992
                                    Steiner Leisure Ltd. (a)                                             6,700              230,346
                                    TeleTech Holdings, Inc. (a)                                         16,189              201,391
                                    Tetra Tech, Inc. (a)                                                24,331              585,404
                                    TrueBlue, Inc. (a)                                                  18,322              296,084
                                    Unifirst Corp.                                                       5,900              254,231
                                    Viad Corp.                                                           8,600              247,594
                                    Volt Information Sciences, Inc. (a)                                  5,238               47,037
                                    Waste Connections, Inc. (a)                                         27,427              940,746
                                    Waste Services, Inc. (a)                                             8,533               63,230
                                    Watson Wyatt Worldwide, Inc.                                        17,615              875,994
                                    World Fuel Services Corp.                                           11,900              274,057
                                                                                                                       ------------
                                                                                                                         15,043,020
- ---------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.7%                     American Commercial Lines, Inc. (a)                                 14,800              157,472
                                    Arlington Tankers Ltd.                                               5,300               81,514
                                    DHT Maritime, Inc.                                                  16,200              108,864
                                    Eagle Bulk Shipping, Inc.                                           19,300              269,042
                                    Genco Shipping & Trading Ltd.                                        9,700              322,428
                                    General Maritime Corp. (b)                                          11,000              214,280
                                    Golar LNG Ltd.                                                      14,600              193,888
                                    Gulfmark Offshore, Inc. (a)                                          8,800              394,944
                                    Horizon Lines, Inc. Class A (b)                                     12,400              122,388
                                    International Shipholding Corp. (a)                                  2,500               54,750
                                    Knightsbridge Tankers Ltd.                                           7,100              187,937
                                    Nordic American Tanker Shipping Ltd. (b)                            14,200              455,252
                                    Ship Finance International Ltd. (b)                                 17,400              375,144
                                    TBS International Ltd. (a)                                           4,300               57,878
                                                                                                                       ------------
                                                                                                                          2,995,781
- ---------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.7%                        Crocs, Inc. (a)(b)                                                  32,400              115,992
                                    DSW, Inc. Class A (a)                                                4,800               65,760
                                    Deckers Outdoor Corp. (a)                                            5,200              541,216

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    The Finish Line, Inc. Class A                                       17,580         $    175,624
                                    Iconix Brand Group, Inc. (a)                                        23,800              311,304
                                    K-Swiss, Inc. Class A                                               10,696              186,110
                                    Kenneth Cole Productions, Inc. Class A                               3,692               54,272
                                    Shoe Carnival, Inc. (a)                                              3,700               60,606
                                    Skechers U.S.A., Inc. Class A (a)                                   13,555              228,131
                                    Steven Madden Ltd. (a)                                               7,268              180,101
                                    Timberland Co. Class A (a)                                          19,700              342,189
                                    Weyco Group, Inc.                                                    2,600               87,022
                                    Wolverine World Wide, Inc.                                          20,508              542,642
                                                                                                                       ------------
                                                                                                                          2,890,969
- ---------------------------------------------------------------------------------------------------------------------------------
Steel - 0.1%                        China Precision Steel, Inc. (a)(b)                                   7,100               23,643
                                    General Steel Holdings, Inc. (a)(b)                                  3,800               27,132
                                    Olympic Steel, Inc.                                                  3,700              109,113
                                    Sutor Technology Group Ltd. (a)                                      3,200               10,528
                                    Universal Stainless & Alloy Products, Inc. (a)                       2,800               71,540
                                                                                                                       ------------
                                                                                                                            241,956
- ---------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                        Imperial Sugar Co. New Shares                                        4,900               66,346
- ---------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment -      Airvana, Inc. (a)                                                   10,000               58,900
0.7%                                Applied Signal Technology, Inc.                                      5,200               90,376
                                    Arris Group, Inc. (a)                                               50,600              391,138
                                    Audiovox Corp. Class A (a)                                           6,585               61,701
                                    Belden, Inc.                                                        18,061              574,159
                                    Mastec, Inc. (a)                                                    17,700              235,233
                                    OpNext, Inc. (a)                                                     7,900               36,261
                                    Plantronics, Inc.                                                   20,199              454,881
                                    Polycom, Inc. (a)                                                   35,100              811,863
                                    Powerwave Technologies, Inc. (a)                                    54,277              214,937
                                    Preformed Line Products Co.                                            800               46,672
                                    Symmetricom, Inc. (a)                                               19,000               94,430
                                                                                                                       ------------
                                                                                                                          3,070,551
- ---------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%             Interface, Inc. Class A                                             22,021              250,379
                                    Unifi, Inc. (a)                                                     19,300               93,412
                                                                                                                       ------------
                                                                                                                            343,791
- ---------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers -    American Apparel, Inc. (a)                                          14,000              114,800
0.8%                                Carter's, Inc. (a)                                                  23,400              461,682
                                    Cherokee, Inc.                                                       3,100               68,138
                                    Columbia Sportswear Co.                                              4,600              193,016
                                    G-III Apparel Group, Ltd. (a)                                        5,500              102,905
                                    J. Crew Group, Inc. (a)(b)                                          16,870              481,976
                                    Lululemon Athletica, Inc. (a)(b)                                     7,400              170,422
                                    Maidenform Brands, Inc. (a)                                          9,300              134,943
                                    Oxford Industries, Inc.                                              5,842              150,899
                                    Perry Ellis International, Inc. (a)                                  4,750               70,823
                                    Quiksilver, Inc. (a)                                                52,100              299,054

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    True Religion Apparel, Inc. (a)(b)                                   7,000         $    180,950
                                    Under Armour, Inc. Class A (a)(b)                                   13,600              431,936
                                    The Warnaco Group, Inc. (a)                                         18,300              828,807
                                                                                                                       ------------
                                                                                                                          3,690,351
- ---------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%               Cooper Tire & Rubber Co.                                            24,300              208,980
                                    Titan International, Inc. (b)                                       14,125              301,145
                                                                                                                       ------------
                                                                                                                            510,125
- ---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                      Alliance One International, Inc. (a)                                39,655              150,689
                                    Schweitzer-Mauduit International, Inc.                               6,520              123,815
                                    Star Scientific, Inc. (a)                                           27,600               98,256
                                    Universal Corp.                                                     10,056              493,649
                                    Vector Group Ltd. (b)                                               13,591              240,021
                                                                                                                       ------------
                                                                                                                          1,106,430
- ---------------------------------------------------------------------------------------------------------------------------------
Toys - 0.3%                         Jakks Pacific, Inc. (a)                                             11,330              282,230
                                    Leapfrog Enterprises, Inc. (a)                                      13,646              144,102
                                    Marvel Entertainment, Inc. (a)                                      20,200              689,628
                                                                                                                       ------------
                                                                                                                          1,115,960
- ---------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous -      CAI International, Inc. (a)                                          3,000               33,180
0.3%                                Celadon Group, Inc. (a)                                              9,000              103,230
                                    Dynamex, Inc. (a)                                                    3,800              108,148
                                    HUB Group, Inc. Class A (a)                                         15,300              576,045
                                    Odyssey Marine Exploration, Inc. (a)(b)                             19,100               86,714
                                    Pacer International, Inc.                                           14,300              235,521
                                    Textainer Group Holdings Ltd.                                        4,000               60,760
                                    Ultrapetrol Bahamas Ltd. (a)                                        10,300               80,855
                                                                                                                       ------------
                                                                                                                          1,284,453
- ---------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.6%                     Arkansas Best Corp. (b)                                              8,741              294,484
                                    Forward Air Corp.                                                   11,932              324,908
                                    Heartland Express, Inc.                                             23,073              358,093
                                    Knight Transportation, Inc.                                         23,662              401,544
                                    Marten Transport Ltd. (a)                                            6,350              123,889
                                    Old Dominion Freight Line, Inc. (a)                                 11,425              323,785
                                    Patriot Transportation Holding, Inc. (a)                               500               39,500
                                    Saia, Inc. (a)                                                       5,581               74,116
                                    Universal Truckload Services, Inc. (a)                               1,800               43,848
                                    Werner Enterprises, Inc.                                            16,400              356,044
                                    YRC Worldwide, Inc. (a)                                             23,600              282,256
                                                                                                                       ------------
                                                                                                                          2,622,467
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 2.0%        Allete, Inc.                                                        10,866              483,537
                                    Avista Corp.                                                        21,875              474,906
                                    Black Hills Corp.                                                   15,900              494,013
                                    CH Energy Group, Inc.                                                6,489              282,726
                                    Central Vermont Public Service Corp.                                 4,300              100,792
                                    Cleco Corp.                                                         24,867              627,892
                                    El Paso Electric Co. (a)                                            18,508              388,668

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    The Empire District Electric Co.                                    13,968         $    298,217
                                    IDACORP, Inc.                                                       18,700              543,983
                                    ITC Holdings Corp.                                                  20,400            1,056,108
                                    MGE Energy, Inc.                                                     9,145              325,105
                                    NorthWestern Corp.                                                  16,100              404,593
                                    Otter Tail Corp.                                                    13,686              420,571
                                    PNM Resources, Inc.                                                 33,300              340,992
                                    Pike Electric Corp. (a)                                              6,900              101,637
                                    Portland General Electric Co.                                       25,800              610,428
                                    UIL Holdings Corp.                                                  10,367              355,899
                                    Unisource Energy Corp.                                              14,183              414,002
                                    Westar Energy, Inc.                                                 42,000              967,680
                                                                                                                       ------------
                                                                                                                          8,691,749
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors         Chesapeake Utilities Corp.                                           2,800               92,988
- - 1.2%                              EnergySouth, Inc.                                                  2,900              178,147
                                    The Laclede Group, Inc.                                              9,048              438,738
                                    New Jersey Resources Corp.                                          17,361              623,086
                                    Nicor, Inc.                                                         18,000              798,300
                                    Northwest Natural Gas Co.                                           10,899              566,748
                                    Piedmont Natural Gas Co.                                            30,300              968,388
                                    South Jersey Industries, Inc.                                       12,232              436,682
                                    Southwest Gas Corp.                                                 17,890              541,351
                                    WGL Holdings, Inc.                                                  19,800              642,510
                                                                                                                       ------------
                                                                                                                          5,286,938
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications -     Alaska Communications Systems Group, Inc. (b)                       17,900              218,917
1.0%                                Atlantic Tele-Network, Inc.                                          3,900              109,200
                                    Centennial Communications Corp. (a)                                 27,826              173,634
                                    Cincinnati Bell, Inc. (a)                                          100,400              310,236
                                    Consolidated Communications Holdings, Inc.                           9,535              143,788
                                    FairPoint Communications, Inc. (b)                                  36,793              318,995
                                    FiberTower Corp. (a)(b)                                             46,850               64,653
                                    General Communication, Inc. Class A (a)                             18,639              172,597
                                    Global Crossing Ltd. (a)(b)                                         10,800              163,728
                                    Globalstar, Inc. (a)                                                18,000               30,600
                                    Hungarian Telephone & Cable Corp. (a)                                1,300               25,870
                                    ICO Global Communications Holdings Ltd. (a)(b)                      42,700               46,543
                                    IDT Corp. Class B (a)                                               18,200               13,466
                                    Ibasis, Inc.                                                        10,600               36,994
                                    Iowa Telecommunications Services, Inc.                              13,200              246,576
                                    iPCS, Inc. (a)                                                       7,100              158,117
                                    NTELOS Holdings Corp.                                               12,300              330,747
                                    Neutral Tandem, Inc. (a)                                             6,900              127,926
                                    ORBCOMM, Inc. (a)(b)                                                12,200               60,146
                                    PAETEC Holding Corp. (a)                                            51,020              109,693
                                    Premiere Global Services, Inc. (a)                                  25,600              359,936
                                    RCN Corp. (a)                                                       15,500              190,030

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                            Common Stocks                                                       Shares             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Shenandoah Telecom Co.                                               9,700         $    214,079
                                    TW Telecom, Inc. (a)                                                60,800              631,712
                                    USA Mobility, Inc.                                                   9,620              105,820
                                    Virgin Mobile USA, Inc. (a)                                         10,600               31,164
                                                                                                                       ------------
                                                                                                                          4,395,167
- ---------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.3%             American States Water Co.                                            7,085              272,772
                                    California Water Service Group                                       8,096              311,696
                                    Connecticut Water Service, Inc.                                      3,500              101,325
                                    Consolidated Water Co., Inc.                                         6,000              102,120
                                    Middlesex Water Co.                                                  5,500               96,085
                                    SJW Corp.                                                            5,448              163,277
                                    Southwest Water Co.                                                 10,083              128,558
                                                                                                                       ------------
                                                                                                                          1,175,833
- ---------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                  Brightpoint, Inc. (a)                                               20,630              148,536
                                    Chindex International Inc. (a)                                       4,600               49,956
                                    Houston Wire & Cable Co.                                             7,400              127,058
                                    MWI Veterinary Supply, Inc. (a)                                      4,200              165,018
                                    Prestige Brands Holdings, Inc. (a)                                  13,900              123,432
                                    United Stationers, Inc. (a)                                          9,169              438,553
                                                                                                                       ------------
                                                                                                                          1,052,553
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 96.8%                                                         423,315,674
- ---------------------------------------------------------------------------------------------------------------------------------

                                    Mutual Funds
- ---------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Kelso Capital Corp. (d)                                    4,100               47,273
                                    Gladstone Capital Corp. (b)                                          8,700              132,588
                                    Hercules Technology Growth Capital, Inc.                            13,600              131,920
                                    Kayne Anderson Energy Development Co.                                4,200               71,106
                                    Patriot Capital Funding, Inc.                                        9,800               62,426
                                    Pennantpark Investment Corp.                                         8,500               62,985
                                    Prospect Capital Corp. (b)                                          10,900              139,629
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Mutual Funds - 0.1%                                                               647,927
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Warrants (e)
- ---------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 0.0%    Lantronix, Inc. (expires 2/09/11)                                      138                    0
- ---------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.0%         GreenHunter Energy, Inc. (expires 8/27/11)                             180                    0
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Warrants - 0.0%                                                                         0
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Other Interests (f)
- ---------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%         PetroCorp Inc. (Escrow Shares) (a)                                     500                    0
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Other Interests - 0.0%                                                                  0
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $405,992,283) - 96.9%                                                       423,963,601
- ---------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                     Beneficial
                                                                                                      Interest
                                    Short-Term Securities                                               (000)             Value
- ---------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC Cash Sweep
                                    Series, 2.59% (d)(g)                                               $12,816         $ 12,815,805
                                    BlackRock Liquidity Series, LLC Money Market
                                    Series, 2.66% (d)(g)(h)                                             38,910           38,910,135
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $51,725,940) - 11.8%                                                         51,725,940
- ---------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $457,718,223*) - 108.7%                                   475,689,541

                                    Liabilities in Excess of Other Assets - (8.7)%                                      (38,110,784)
                                                                                                                       ------------
                                    Net Assets - 100.0%                                                                $437,578,757
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 463,620,591
                                                                  =============
      Gross unrealized appreciation                               $  80,048,035
      Gross unrealized depreciation                                 (67,979,085)
                                                                  -------------
      Net unrealized appreciation                                 $  12,068,950
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------
                                               Purchase                       Realized
      Affiliate                                  Cost        Sale Cost          Loss           Income
      -------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.               $    61,744    $   166,461     $   (68,727)    $    24,910
      BlackRock Kelso Capital Corp.          $    15,517    $     6,168     $      (524)    $     4,042
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                            --    $20,410,988*             --     $   496,250
      BlackRock Liquidity Series, LLC
         Money Market Series                          --    $44,898,682*             --     $   989,430
      -------------------------------------------------------------------------------------------------
      *     Represents net sale cost.

(e) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      --------------------------------------------------------------------------------
                                                                           Unrealized
      Contracts        Issue         Expiration Date     Face Value       Depreciation
      --------------------------------------------------------------------------------
         203     Russell 2000 Index   December 2008      $ 14,367,686      $ (596,166)
      --------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

      -------------------------------------------------------------------------
      Valuation                                Investments in    Other Financial
       Inputs                                    Securities        Instruments*
      -------------------------------------------------------------------------
      Level 1                                   $423,932,632      $   (596,166)
      Level 2                                     51,756,909                --
      Level 3                                             --                --
      -------------------------------------------------------------------------
      Total                                     $475,689,541      $   (596,166)
                                                ===============================

      *     Other financial instruments are futures.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT        VALUE
                                                                                   -----------   ----------
                                                                                    (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 99.40%
      4.75%, Due 12/31/2008 ....................................................   $     1,015   $    1,024
      4.25%, Due 1/15/2010 ++ ..................................................        12,804       13,178
      0.875%, Due 4/15/2010 ++ .................................................        25,911       25,454
      3.50%, Due 1/15/2011  ++ .................................................         6,527        6,787
      2.375%, Due 4/15/2011 ++ .................................................        22,914       23,175
      3.375%, Due 1/15/2012 ++ .................................................        10,070       10,561
      2.00%, Due 4/15/2012 ++ ..................................................        12,626       12,657
      3.00%, Due 7/15/2012 ++ ..................................................        27,105       28,213
      0.625%, Due 4/15/2013 ++ .................................................         5,307        5,008
      1.875%, Due 7/15/2013 ++ .................................................        23,841       23,770
      2.00%, Due 1/15/2014 ++ ..................................................        20,740       20,698
      2.00%, Due 7/15/2014 ++ ..................................................        26,438       26,372
      1.625%, Due 1/15/2015 ++ .................................................        28,023       27,285
      1.875%, Due 7/15/2015 ++ .................................................        18,515       18,227
      2.00%, Due 1/15/2016 ++ ..................................................        21,607       21,346
      2.50%, Due 7/15/2016 ++ ..................................................        18,689       19,128
      2.375%, Due 1/15/2017 ++ .................................................        20,857       21,033
      2.625%, Due 7/15/2017 ++ .................................................        17,716       18,244
      1.375%, Due 7/15/2018 ++ .................................................         8,159        7,536
                                                                                                 ----------
   TOTAL U.S. TREASURY OBLIGATIONS .............................................                    329,696
                                                                                                 ----------

                                                                                      SHARES
                                                                                   -----------
SHORT TERM INVESTMENTS - 0.21%
   American Beacon Money Market Select Fund # ..................................       376,735          377
   State Street Institutional Treasury Plus Fund ...............................       331,359          331
                                                                                                 ----------
   TOTAL SHORT TERM INVESTMENTS ................................................                        708
                                                                                                 ----------
TOTAL INVESTMENTS - 99.61% (COST $342,283) .....................................                 $  330,404
OTHER ASSETS, NET OF LIABILITIES - 0.39% .......................................                      1,303
                                                                                                 ----------
TOTAL NET ASSETS - 100.00% .....................................................                 $  331,707
                                                                                                 ==========

     Percentages are stated as a percent of net assets.

++   Inflation-Indexed Note.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Funds' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of September 30, 2008 is as follows (in thousands):

                                                Investments
Valuation Inputs                               in Securities
----------------                               -------------
Level 1 - Quoted Prices                         $  $330,404
Level 2 - Other significant observable inputs             0
Level 3 - Significant unobservable inputs                 0
                                                -----------
Total                                              $330,404

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Cost of Investments for Federal Income Tax Purposes

         As of September 30, 2008, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 342,524,497       $ -            $ (12,120,659)    $ (12,120,659)


The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
September 30, 2008 is provided below.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

                                                                                       PAR
                                                                                      AMOUNT        VALUE
                                                                                   -----------   ----------
                                                                                    (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 33.79%
FEDERAL HOME LOAN BANK - 22.12%
      2.659%, Due 12/15/2008 ...................................................   $    35,000   $   35,003
      2.591%, Due 1/9/2009 ++ ..................................................        25,000       25,013
      2.625%, Due 1/28/2009 ++ .................................................        25,000       24,998
                                                                                                 ----------
                                                                                                     85,014
                                                                                                 ----------
FEDERAL HOME LOAN MORTGAGE CORP. - 9.08%
      2.17%, Due 11/20/2008 ....................................................        35,000       34,895
                                                                                                 ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.59%
      2.15%, Due 12/12/2008 ....................................................        10,000        9,957
                                                                                                 ----------
   TOTAL U.S. AGENCY OBLIGATIONS ...............................................                    129,866
                                                                                                 ----------

                                                                                      SHARES
                                                                                   -----------
SHORT TERM INVESTMENTS - 6.25%
OTHER SHORT-TERM INVESTMENTS - 6.25%
   JP Morgan U.S. Government Money Market Fund, 2.16%, Due 10/1/2008 ...........    12,000,000       12,000
                                                                                                 ----------
SHORT TERM INVESTMENTS - 6.25%
OTHER SHORT-TERM INVESTMENTS - 6.25%
   Goldman Sachs Financial Square Government Fund ..............................    12,000,000       12,000
                                                                                                 ----------

                                                                                       PAR
                                                                                      AMOUNT
                                                                                   -----------
REPURCHASE AGREEMENTS - 59.88%
   Banc of America Securities LLC, 1.92%, Due 10/1/2008 (Held at Bank of New
      York, Collateralized by U.S. Government Agency Obligations valued at
      $86,700, 5.0%, 8/1/2033) .................................................   $    85,000       85,000
   Barclays Capital, Inc., 7.25%, Due 10/1/2008 (Held at Bank of New York,
     Collateralized by U.S. Government Agency Obligations valued at $148,038,
     5.5%, 2/1/2038) ...........................................................       145,135      145,135
                                                                                                 ----------
   TOTAL REPURCHASE AGREEMENTS                                                                      230,135
                                                                                                 ----------
TOTAL INVESTMENTS - 99.92% (COST $384,001) .....................................                 $  384,001
OTHER ASSETS, NET OF LIABILITIES - 0.08% .......................................                        303
                                                                                                 ----------
TOTAL NET ASSETS - 100.00% .....................................................                 $  384,304
                                                                                                 ==========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


                             SEE ACCOMPANYING NOTES

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Select Funds' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of September 30, 2008 is as follows (in thousands):

                                                Investments
Valuation Inputs                               in Securities
----------------                               -------------
Level 1 - Quoted Prices                         $    24,000
Level 2 - Other significant observable inputs       360,001
Level 3 - Significant unobservable inputs                 0
                                                -----------
Total                                            $  384,001

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 26, 2008
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 26, 2008
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 26, 2008
      ------------------